UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21714

MML Series Investment Fund II

                                             (Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Jeffrey M. Dube
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:    (860) 562-1000

Date of fiscal year end:    12/31/2015

Date of reporting period:    9/30/2015

Item 1. Schedule of Investments.

MML Asset Momentum Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 65.4%

COMMON STOCK — 65.4%
Basic Materials — 0.6%
Mining — 0.6%
Vulcan Materials Co.	1,200	$107,040

Communications — 1.6%
Telecommunications — 1.6%
Drillisch AG	2,100	111,494
NTT DOCOMO, Inc.	5,600	93,888
Telstra Corp. Ltd.	20,400	80,534

		285,916

Consumer, Cyclical — 31.7%
Apparel — 3.3%
Nike, Inc. Class B	4,900	602,553

Auto Manufacturers — 0.6%
Fuji Heavy Industries Ltd.	3,000	108,560

Automotive & Parts — 0.5%
Denso Corp.	2,000	84,789

Distribution & Wholesale — 1.3%
Watsco, Inc.	2,100	248,808

Home Builders — 6.2%
D.R. Horton, Inc.	7,400	217,264
NVR, Inc. (a)	600	915,132

		1,132,396

Retail — 18.1%
ABC-Mart, Inc.	1,600	89,404
Cafe de Coral Holdings Ltd.	26,000	86,724
CVS Health Corp.	4,100	395,568
Dollarama, Inc.	4,900	330,938
Fast Retailing Co., Ltd.	400	162,416
The Home Depot, Inc.	4,400	508,156
O’Reilly Automotive, Inc. (a)	3,700	925,000
Texas Roadhouse, Inc.	22,200	825,840

		3,324,046

Textiles — 1.7%
Mohawk Industries, Inc. (a)	1,700	309,043

		5,810,195

Consumer, Non-cyclical — 19.3%
Agriculture — 0.5%
Japan Tobacco, Inc.	2,800	87,102

Biotechnology — 1.5%
Celgene Corp. (a)	900	97,353
CSL Ltd.	2,800	176,431

		273,784

Commercial Services — 8.8%
Equifax, Inc.	6,400	621,952

	Number of Shares	Value
InvoCare Ltd.	9,600	$73,326
MasterCard, Inc. Class A	3,800	342,456
SEI Investments Co.	2,500	120,575
Total System Services, Inc.	10,000	454,300

		1,612,609

Foods — 0.5%
Nestle SA	1,300	97,898

Health Care – Products — 0.5%
Advanced Medical Solutions Group PLC	35,300	82,029

Health Care – Services — 5.2%
Fresenius SE & Co. KGaA	4,800	321,941
Humana, Inc.	500	89,500
MEDNAX, Inc. (a)	5,500	422,345
Ramsay Health Care Ltd.	3,000	123,493

		957,279

Pharmaceuticals — 2.3%
Bayer AG	700	89,466
Kaken Pharmaceutical Co., Ltd.	2,500	232,982
Novartis AG	1,000	92,115

		414,563

		3,525,264

Financial — 0.5%
Diversified Financial Services — 0.5%
Onex Corp.	1,700	98,127

Industrial — 4.0%
Building Materials — 1.3%
Martin Marietta Materials, Inc.	1,500	227,925

Environmental Controls — 0.5%
Stericycle, Inc. (a)	700	97,517

Hand & Machine Tools — 1.7%
Snap-on, Inc.	2,100	316,974

Machinery – Diversified — 0.5%
Krones AG	900	94,645

		737,061

Technology — 7.7%
Computers — 4.1%
Amdocs Ltd.	5,200	295,776
Cognizant Technology Solutions Corp. Class A (a)	1,600	100,176
Virtusa Corp. (a)	6,800	348,908

		744,860

Software — 3.6%
Constellation Software, Inc.	300	125,744
EMIS Group PLC	6,700	106,538
Nexus AG	3,400	68,039

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SS&C Technologies Holdings, Inc	5,100	$357,204

		657,525

		1,402,385

TOTAL COMMON STOCK (Cost $12,218,820)		11,965,988

TOTAL EQUITIES (Cost $12,218,820)		11,965,988

	Principal Amount
BONDS & NOTES — 5.5%

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds & Notes — 5.5%
U.S. Treasury Note (b) 0.250% 5/15/16	$1,000,000	1,000,117

TOTAL U.S. TREASURY OBLIGATIONS (Cost $999,805)		1,000,117

TOTAL BONDS & NOTES (Cost $999,805)		1,000,117

	Number of Shares
MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
iShares MSCI India ETF	6,600	188,562
Vanguard Total Stock Market ETF	2,800	276,416

TOTAL MUTUAL FUNDS (Cost $508,343)		464,978

TOTAL LONG-TERM INVESTMENTS (Cost $13,726,968)		13,431,083

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (c)	$368,164	368,164

Time Deposits — 1.3%
Euro Time Deposit 0.010% 10/01/15	239,617	239,617

TOTAL SHORT-TERM INVESTMENTS (Cost $607,781)		607,781

Value
TOTAL INVESTMENTS — 76.7% (Cost $14,334,749) (d)	$14,038,864

Other Assets/(Liabilities) — 23.3%	4,263,842

NET ASSETS — 100.0%	$18,302,706

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $368,164. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $378,575.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.1%

COMMON STOCK — 62.9%
Basic Materials — 1.6%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	5	$638
Airgas, Inc.	2	179
CF Industries Holdings, Inc.	36,490	1,638,401
The Dow Chemical Co.	22,573	957,095
E.I. du Pont de Nemours & Co.	60	2,892
Eastman Chemical Co.	18,070	1,169,490
Ecolab, Inc.	2	219
International Flavors & Fragrances, Inc.	540	55,760
LyondellBasell Industries NV Class A	16,600	1,383,776
Monsanto Co.	4,114	351,089
The Mosaic Co.	23,700	737,307
PPG Industries, Inc.	8	702
Praxair, Inc.	6	611
The Sherwin-Williams Co.	1,333	296,966
Sigma-Aldrich Corp.	866	120,305

		6,715,430

Forest Products & Paper — 0.2%
International Paper Co.	37,887	1,431,749

Iron & Steel — 0.2%
Nucor Corp.	29,056	1,091,053

Mining — 0.1%
Alcoa, Inc.	26	251
Freeport-McMoRan, Inc.	64	620
Newmont Mining Corp.	26,770	430,194
Vulcan Materials Co.	65	5,798

		436,863

		9,675,095

Communications — 8.3%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	66,222	1,266,827
Omnicom Group, Inc.	3,747	246,927

		1,513,754

Internet — 3.7%
Akamai Technologies, Inc. (a)	26	1,795
Alphabet, Inc. Class A (a)	6,710	4,283,463
Alphabet, Inc. Class C (a)	6,451	3,924,917
Amazon.com, Inc. (a)	12,830	6,567,549
eBay, Inc. (a)	21,577	527,342
Expedia, Inc.	14,787	1,740,134
F5 Networks, Inc. (a)	13,860	1,604,988
Netflix, Inc. (a)	6,533	674,598
The Priceline Group, Inc. (a)	1,071	1,324,677
Symantec Corp.	18,855	367,107

	Number of Shares	Value
TripAdvisor, Inc. (a)	37	$2,332
VeriSign, Inc. (a)	23,391	1,650,469
Yahoo!, Inc. (a)	29	838

		22,670,209

Media — 1.7%
Cablevision Systems Corp. Class A	48,700	1,581,289
CBS Corp. Class B	57	2,274
Comcast Corp. Class A	8,112	461,411
Discovery Communications, Inc. Series A (a)	800	20,824
Discovery Communications, Inc. Series C (a)	5,900	143,311
The McGraw Hill Financial, Inc.	48	4,152
News Corp. Class A	38,466	485,441
Scripps Networks Interactive Class A	29,372	1,444,809
TEGNA, Inc.	16,512	369,704
Time Warner Cable, Inc.	6	1,076
Time Warner, Inc.	16,015	1,101,031
Twenty-First Century Fox Class A	19,567	527,918
Viacom, Inc. Class B	15,210	656,311
The Walt Disney Co.	37,542	3,836,792

		10,636,343

Telecommunications — 2.6%
AT&T, Inc.	92,853	3,025,151
CenturyLink, Inc.	19,128	480,495
Cisco Systems, Inc.	162,042	4,253,603
Corning, Inc.	34,567	591,787
Frontier Communications Corp.	30,756	146,091
Harris Corp.	370	27,066
Juniper Networks, Inc.	62,689	1,611,734
Motorola Solutions, Inc.	15,237	1,041,906
QUALCOMM, Inc.	3,200	171,936
Verizon Communications, Inc.	116,555	5,071,308

		16,421,077

		51,241,383

Consumer, Cyclical — 7.4%
Airlines — 0.7%
American Airlines Group, Inc.	38,300	1,487,189
Delta Air Lines, Inc.	39,100	1,754,417
Southwest Airlines Co.	26,183	996,001

		4,237,607

Apparel — 0.6%
Michael Kors Holdings Ltd. (a)	21,300	899,712
Nike, Inc. Class B	19,092	2,347,743
VF Corp.	2,300	156,883

		3,404,338

Auto Manufacturers — 0.6%
Ford Motor Co.	130,813	1,775,132
General Motors Co.	31,800	954,636

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Paccar, Inc.	18,722	$976,727

		3,706,495

Automotive & Parts — 0.3%
Delphi Automotive PLC	5,000	380,200
The Goodyear Tire & Rubber Co.	42,151	1,236,289
Johnson Controls, Inc.	72	2,978

		1,619,467

Distribution & Wholesale — 0.0%
Fastenal Co.	82	3,002
Fossil Group, Inc. (a)	120	6,706
Genuine Parts Co.	2,834	234,910
W.W. Grainger, Inc.	2	430

		245,048

Home Builders — 0.0%
D.R. Horton, Inc.	47	1,380
PulteGroup, Inc.	73	1,377

		2,757

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	179,405
Whirlpool Corp.	1,573	231,640

		411,045

Housewares — 0.0%
Newell Rubbermaid, Inc.	5,738	227,856

Leisure Time — 0.1%
Carnival Corp.	11,664	579,701
Harley-Davidson, Inc.	2	110
Royal Caribbean Cruises Ltd.	2,800	249,452

		829,263

Lodging — 0.4%
Marriott International, Inc. Class A	1,169	79,726
Starwood Hotels & Resorts Worldwide, Inc.	11,215	745,573
Wyndham Worldwide Corp.	21,009	1,510,547
Wynn Resorts Ltd.	8	425

		2,336,271

Retail — 4.6%
AutoNation, Inc. (a)	1,299	75,576
AutoZone, Inc. (a)	494	357,572
Bed Bath & Beyond, Inc. (a)	17,764	1,012,903
Best Buy Co., Inc.	38,892	1,443,671
CarMax, Inc. (a)	15,400	913,528
Coach, Inc.	6,220	179,945
Costco Wholesale Corp.	4,086	590,713
CVS Health Corp.	24,284	2,342,920
Darden Restaurants, Inc.	23,954	1,641,807
Dollar General Corp.	3,200	231,808
Dollar Tree, Inc. (a)	48	3,200
GameStop Corp. Class A	50,051	2,062,602
The Gap, Inc.	28,690	817,665

	Number of Shares	Value
The Home Depot, Inc.	34,867	$4,026,790
Kohl’s Corp.	9,930	459,858
L Brands, Inc.	2,100	189,273
Lowe’s Cos., Inc.	24,595	1,695,087
Macy’s, Inc.	19,051	977,697
McDonald’s Corp.	2,160	212,825
Nordstrom, Inc.	8	574
O’Reilly Automotive, Inc. (a)	3,693	923,250
PVH Corp.	15,830	1,613,710
Ross Stores, Inc.	2,844	137,849
Staples, Inc.	134,265	1,574,928
Starbucks Corp.	31,054	1,765,109
Target Corp.	18,686	1,469,841
Tiffany & Co.	2	154
The TJX Cos., Inc.	9,906	707,487
Wal-Mart Stores, Inc.	122	7,911
Walgreens Boots Alliance, Inc.	15,857	1,317,717
Yum! Brands, Inc.	235	18,788

		28,772,758

Textiles — 0.0%
Cintas Corp.	1,878	161,039

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	3,861	278,533
Mattel, Inc.	90	1,895

		280,428

		46,234,372

Consumer, Non-cyclical — 15.1%
Agriculture — 0.8%
Altria Group, Inc.	28,859	1,569,930
Archer-Daniels-Midland Co.	22,692	940,583
Philip Morris International, Inc.	17,636	1,399,064
Reynolds American, Inc.	22,576	999,439

		4,909,016

Beverages — 1.3%
Brown-Forman Corp. Class B	6	581
The Coca-Cola Co.	27,830	1,116,540
Coca-Cola Enterprises, Inc.	33,978	1,642,836
Constellation Brands, Inc. Class A	12	1,502
Dr. Pepper Snapple Group, Inc.	5,704	450,901
Keurig Green Mountain, Inc.	40	2,086
Molson Coors Brewing Co. Class B	4,933	409,538
Monster Beverage Corp. (a)	1,200	162,168
PepsiCo, Inc.	44,960	4,239,728

		8,025,880

Biotechnology — 2.1%
Amgen, Inc.	36,431	5,039,136
Biogen, Inc. (a)	2	583
Celgene Corp. (a)	17,276	1,868,745
Gilead Sciences, Inc.	60,510	5,941,477
Regeneron Pharmaceuticals, Inc. (a)	50	23,257

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	100	$10,414

		12,883,612

Commercial Services — 1.6%
The ADT Corp.	6,900	206,310
Automatic Data Processing, Inc.	4,809	386,451
Equifax, Inc.	6,042	587,162
H&R Block, Inc.	23,063	834,881
McKesson Corp.	8,485	1,569,979
Moody’s Corp.	3,330	327,006
Paychex, Inc.	5,164	245,961
PayPal Holdings, Inc. (a)	777	24,118
Quanta Services, Inc. (a)	13	315
Robert Half International, Inc.	1,826	93,418
Total System Services, Inc.	21,407	972,520
United Rentals, Inc. (a)	2,180	130,909
Visa, Inc. Class A	43,612	3,038,012
Western Union Co.	92,188	1,692,572

		10,109,614

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	3,856	244,702
The Estee Lauder Cos., Inc. Class A	7,910	638,179
The Procter & Gamble Co.	14,929	1,073,992

		1,956,873

Foods — 1.5%
Campbell Soup Co.	1,624	82,304
ConAgra Foods, Inc.	3,574	144,783
General Mills, Inc.	12,462	699,492
The Hershey Co.	1,647	151,326
Hormel Foods Corp.	16,666	1,055,125
The J.M. Smucker Co.	1,925	219,623
Kellogg Co.	228	15,173
The Kraft Heinz Co.	39,858	2,813,178
The Kroger Co.	29,058	1,048,122
McCormick & Co., Inc.	161	13,231
Mondelez International, Inc. Class A	65,975	2,762,373
Sysco Corp.	2,434	94,853
Tyson Foods, Inc. Class A	4,901	211,233
Whole Foods Market, Inc.	50	1,583

		9,312,399

Health Care – Products — 1.3%
Baxter International, Inc.	1,361	44,709
Becton, Dickinson & Co.	820	108,781
Boston Scientific Corp. (a)	5,004	82,115
C.R. Bard, Inc.	4,082	760,517
Edwards Lifesciences Corp. (a)	4,670	663,934
Intuitive Surgical, Inc. (a)	46	21,141
Johnson & Johnson	28,262	2,638,258
Medtronic PLC	31,900	2,135,386
St. Jude Medical, Inc.	3,491	220,247
Stryker Corp.	9,050	851,605
Varian Medical Systems, Inc. (a)	3,697	272,765

	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	2,455	$230,598

		8,030,056

Health Care – Services — 1.6%
Aetna, Inc.	13,887	1,519,377
Anthem, Inc.	10,826	1,515,640
Cigna Corp.	7,062	953,511
DaVita HealthCare Partners, Inc. (a)	30	2,170
HCA Holdings, Inc. (a)	12,100	936,056
Humana, Inc.	1,084	194,036
Laboratory Corporation of America Holdings (a)	1,842	199,802
Quest Diagnostics, Inc.	3,309	203,404
Tenet Healthcare Corp. (a)	49	1,809
Thermo Fisher Scientific, Inc.	4,401	538,154
UnitedHealth Group, Inc.	23,134	2,683,775
Universal Health Services, Inc. Class B	11,360	1,417,842

		10,165,576

Household Products — 0.4%
Avery Dennison Corp.	16,715	945,568
The Clorox Co.	11,363	1,312,767
Kimberly-Clark Corp.	665	72,512

		2,330,847

Pharmaceuticals — 4.2%
Abbott Laboratories	52,622	2,116,457
AbbVie, Inc.	24,422	1,328,801
Allergan PLC (a)	4,421	1,201,672
AmerisourceBergen Corp.	12,607	1,197,539
Baxalta, Inc.	22,261	701,444
Bristol-Myers Squibb Co.	12,267	726,206
Cardinal Health, Inc.	17,678	1,358,024
DENTSPLY International, Inc.	656	33,174
Eli Lilly & Co.	26,514	2,218,957
Endo International PLC (a)	22,500	1,558,800
Express Scripts Holding Co. (a)	20,201	1,635,473
Mallinckrodt PLC (a)	6,200	396,428
Mead Johnson Nutrition Co.	2,912	205,005
Merck & Co., Inc.	82,983	4,098,530
Mylan NV (a)	15,547	625,922
Patterson Cos., Inc.	86	3,719
Perrigo Co. PLC	2,580	405,757
Pfizer, Inc.	191,241	6,006,880
Zoetis, Inc.	6,820	280,848

		26,099,636

		93,823,509

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	12,537	253,999

Energy — 3.1%
Coal — 0.0%
CONSOL Energy, Inc.	81	794

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	31,000	$1,325,250

Oil & Gas — 2.4%
Anadarko Petroleum Corp.	48	2,899
Apache Corp.	21	822
Cabot Oil & Gas Corp.	48	1,049
Chesapeake Energy Corp.	11,490	84,222
Chevron Corp.	78	6,153
ConocoPhillips	39	1,870
Devon Energy Corp.	47	1,743
Diamond Offshore Drilling, Inc.	778	13,459
Ensco PLC Class A	101,900	1,434,752
EOG Resources, Inc.	78	5,678
EQT Corp.	97	6,283
Exxon Mobil Corp.	80,697	5,999,822
Helmerich & Payne, Inc.	60	2,836
Hess Corp.	6,332	316,980
Marathon Oil Corp.	27	416
Marathon Petroleum Corp.	38,506	1,783,983
Murphy Oil Corp.	6,611	159,986
Noble Energy, Inc.	56	1,690
Occidental Petroleum Corp.	15	992
Phillips 66	19,169	1,472,946
Pioneer Natural Resources Co.	1	122
Range Resources Corp.	99	3,180
Tesoro Corp.	16,987	1,651,816
Valero Energy Corp.	35,800	2,151,580

		15,105,279

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	1,531	79,673
Cameron International Corp. (a)	3,506	214,988
FMC Technologies, Inc. (a)	40	1,240
Halliburton Co.	67	2,368
National Oilwell Varco, Inc.	5,594	210,614
Schlumberger Ltd.	15,544	1,072,070
Transocean Ltd.	97,400	1,258,408

		2,839,361

Pipelines — 0.0%
Columbia Pipeline Group, Inc.	713	13,041
Kinder Morgan, Inc.	38	1,052
Spectra Energy Corp.	64	1,681
The Williams Cos., Inc.	48	1,769

		17,543

		19,288,227

Financial — 10.8%
Banks — 3.6%
Bank of America Corp.	401,898	6,261,571
The Bank of New York Mellon Corp.	30,007	1,174,774
BB&T Corp.	18,566	660,950
Capital One Financial Corp.	5,542	401,906
Comerica, Inc.	4,421	181,703

	Number of Shares	Value
Fifth Third Bancorp	16,721	$316,194
Huntington Bancshares, Inc.	149,300	1,582,580
KeyCorp	17,364	225,906
M&T Bank Corp.	1,355	165,242
Northern Trust Corp.	5,059	344,821
PNC Financial Services Group, Inc.	18,118	1,616,126
Regions Financial Corp.	31,315	282,148
State Street Corp.	8,176	549,509
SunTrust Banks, Inc.	48,100	1,839,344
U.S. Bancorp	29,202	1,197,574
Wells Fargo & Co.	111,116	5,705,806
Zions Bancorp	41	1,129

		22,507,283

Diversified Financial — 3.1%
American Express Co.	12,649	937,670
Ameriprise Financial, Inc.	1,736	189,450
BlackRock, Inc.	380	113,039
The Charles Schwab Corp.	5,412	154,567
Citigroup, Inc.	99,951	4,958,569
CME Group, Inc.	7,990	740,992
Discover Financial Services	7,883	409,837
E*TRADE Financial Corp. (a)	14,161	372,859
Franklin Resources, Inc.	9,087	338,582
The Goldman Sachs Group, Inc.	4,680	813,197
Intercontinental Exchange, Inc.	713	167,548
Invesco Ltd.	8,012	250,215
JP Morgan Chase & Co.	101,122	6,165,408
Legg Mason, Inc.	926	38,531
Morgan Stanley	60,597	1,908,805
The Nasdaq, Inc.	20,345	1,084,999
Navient Corp.	18,691	210,087
T. Rowe Price Group, Inc.	306	21,267

		18,875,622

Insurance — 3.3%
ACE Ltd.	7,540	779,636
Aflac, Inc.	10,472	608,737
The Allstate Corp.	11,435	665,974
American International Group, Inc.	55,446	3,150,442
Aon PLC	3,445	305,261
Assurant, Inc.	23,696	1,872,221
Berkshire Hathaway, Inc. Class B (a)	11,066	1,443,006
The Chubb Corp.	9,750	1,195,838
Cincinnati Financial Corp.	28,419	1,528,942
Genworth Financial, Inc. Class A (a)	29	134
The Hartford Financial Services Group, Inc.	34,552	1,581,791
Lincoln National Corp.	10,951	519,734
Loews Corp.	83	3,000
Marsh & McLennan Cos., Inc.	5,813	303,555
MetLife, Inc.	24,990	1,178,279
Principal Financial Group, Inc.	17,529	829,823
The Progressive Corp.	18,114	555,013

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	16,827	$1,282,386
Torchmark Corp.	2,682	151,265
The Travelers Cos., Inc.	15,707	1,563,318
Unum Group	20,531	658,634
XL Group PLC	4,488	163,004

		20,339,993

Real Estate — 0.0%
CBRE Group, Inc. (a)	6,287	201,184

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	589	51,820
Apartment Investment & Management Co. Class A	785	29,061
AvalonBay Communities, Inc.	2,081	363,800
Boston Properties, Inc.	3	355
Crown Castle International Corp.	10,400	820,248
Equity Residential	7,356	552,583
Essex Property Trust, Inc.	1,500	335,130
General Growth Properties, Inc.	19,700	511,609
HCP, Inc.	4,935	183,829
Host Hotels & Resorts, Inc.	4,537	71,730
Iron Mountain, Inc.	48	1,489
Kimco Realty Corp.	7,667	187,305
The Macerich Co.	2,400	184,368
Plum Creek Timber Co., Inc.	63	2,489
Prologis, Inc.	10,338	402,148
Public Storage	143	30,263
Simon Property Group, Inc.	4,755	873,589
Ventas, Inc.	25	1,401
Vornado Realty Trust	373	33,727
Welltower, Inc.	8,072	546,636
Weyerhaeuser Co.	26	711

		5,184,291

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	30	305
People’s United Financial, Inc.	5,451	85,744

		86,049

		67,194,422

Industrial — 6.7%
Aerospace & Defense — 1.2%
The Boeing Co.	20,992	2,748,903
General Dynamics Corp.	14,072	1,941,232
L-3 Communications Holdings, Inc.	1,050	109,746
Lockheed Martin Corp.	2,135	442,607
Northrop Grumman Corp.	9,958	1,652,530
Raytheon Co.	39	4,261
Rockwell Collins, Inc.	2,268	185,613
United Technologies Corp.	970	86,320

		7,171,212

Airlines — 0.3%
United Continental Holdings, Inc. (a)	35,400	1,877,970

	Number of Shares	Value
Building Materials — 0.2%
Masco Corp.	53,925	$1,357,832

Electrical Components & Equipment — 0.0%
Emerson Electric Co.	3,469	153,226

Electronics — 0.3%
Agilent Technologies, Inc.	16,163	554,876
Allegion PLC	33	1,903
Amphenol Corp. Class A	64	3,261
FLIR Systems, Inc.	52	1,455
PerkinElmer, Inc.	20	919
TE Connectivity Ltd.	500	29,945
Tyco International PLC	21,200	709,352
Waters Corp. (a)	5,060	598,143

		1,899,854

Engineering & Construction — 0.2%
Fluor Corp.	2,909	123,196
Jacobs Engineering Group, Inc. (a)	27,820	1,041,303

		1,164,499

Environmental Controls — 0.1%
Republic Services, Inc.	337	13,885
Stericycle, Inc. (a)	97	13,513
Waste Management, Inc.	15,773	785,653

		813,051

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	252,221
Stanley Black & Decker, Inc.	4,629	448,920

		701,141

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	12,875	841,510
Ingersoll-Rand PLC	6,000	304,620

		1,146,130

Machinery – Diversified — 0.4%
Cummins, Inc.	5,445	591,218
Deere & Co.	13,450	995,300
Flowserve Corp.	2,170	89,274
Rockwell Automation, Inc.	4,693	476,199
Roper Technologies, Inc.	913	143,067
Xylem, Inc.	3,355	110,212

		2,405,270

Manufacturing — 2.7%
3M Co.	3,782	536,174
Danaher Corp.	21,456	1,828,266
Dover Corp.	21,173	1,210,672
Eaton Corp. PLC	2,166	111,116
General Electric Co.	370,386	9,341,135
Honeywell International, Inc.	82	7,765
Illinois Tool Works, Inc.	11,155	918,168
Leggett & Platt, Inc.	15,586	642,922
Parker Hannifin Corp.	1,178	114,619

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pentair PLC	28,823	$1,471,126
Textron, Inc.	13,572	510,850

		16,692,813

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	6	1,378

Packaging & Containers — 0.4%
Ball Corp.	702	43,664
Owens-Illinois, Inc. (a)	2,216	45,916
Sealed Air Corp.	27,953	1,310,437
WestRock Co.	23,367	1,201,998

		2,602,015

Transportation — 0.6%
American ExpressNorfolk Southern Corp.	13	993
C.H. Robinson Worldwide, Inc.	7,720	523,262
CSX Corp.	8,507	228,838
Expeditors International of Washington, Inc.	13,526	636,398
Ryder System, Inc.	1,138	84,258
Union Pacific Corp.	32	2,829
United Parcel Service, Inc. Class B	21,270	2,099,136

		3,575,714

		41,562,105

Technology — 8.1%
Computers — 4.9%
Accenture PLC Class A	17,100	1,680,246
Apple, Inc.	147,647	16,285,464
Cognizant Technology Solutions Corp. Class A (a)	9,256	579,518
Computer Sciences Corp.	29,926	1,836,858
EMC Corp.	40,624	981,476
Hewlett-Packard Co.	50,574	1,295,200
International Business Machines Corp.	23,780	3,447,387
NetApp, Inc.	41,398	1,225,381
SanDisk Corp.	23,983	1,302,996
Seagate Technology PLC	22,000	985,600
Teradata Corp. (a)	2,186	63,307
Western Digital Corp.	6,262	497,453

		30,180,886

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	20,989	416,632
Xerox Corp.	17,345	168,767

		585,399

Semiconductors — 1.0%
Altera Corp.	1,386	69,411
Analog Devices, Inc.	7,354	414,839
Applied Materials, Inc.	2,539	37,298
Avago Technologies Ltd.	10,780	1,347,608
Broadcom Corp. Class A	64	3,291

	Number of Shares	Value
Intel Corp.	41,523	$1,251,503
KLA-Tencor Corp.	8,289	414,450
Lam Research Corp.	4,123	269,356
Linear Technology Corp.	1,805	72,832
Microchip Technology, Inc.	4,621	199,119
Micron Technology, Inc. (a)	27,117	406,213
NVIDIA Corp.	6,326	155,936
Skyworks Solutions, Inc.	3,990	335,998
Texas Instruments, Inc.	12,974	642,472
Xilinx, Inc.	7,356	311,894

		5,932,220

Software — 2.1%
Adobe Systems, Inc. (a)	9,840	809,045
Autodesk, Inc. (a)	37	1,633
CA, Inc.	18,073	493,393
Citrix Systems, Inc. (a)	17,777	1,231,590
The Dun & Bradstreet Corp.	3,606	378,630
Electronic Arts, Inc. (a)	9,037	612,257
Fidelity National Information Services, Inc.	1,600	107,328
Fiserv, Inc. (a)	7,276	630,174
Intuit, Inc.	160	14,200
Microsoft Corp.	96,895	4,288,573
Oracle Corp.	72,857	2,631,595
Red Hat, Inc. (a)	14,621	1,050,957
Salesforce.com, Inc. (a)	16,044	1,113,935

		13,363,310

		50,061,815

Utilities — 1.8%
Electric — 1.7%
The AES Corp.	126,487	1,238,308
Ameren Corp.	260	10,990
American Electric Power Co., Inc.	8,385	476,771
CenterPoint Energy, Inc.	7,431	134,055
CMS Energy Corp.	7,903	279,134
Consolidated Edison, Inc.	10,182	680,667
Dominion Resources, Inc.	1,716	120,772
DTE Energy Co.	660	53,044
Duke Energy Corp.	6,690	481,279
Edison International	9,926	626,033
Entergy Corp.	5,498	357,920
Eversource Energy	812	41,103
Exelon Corp.	51,140	1,518,858
FirstEnergy Corp.	36,280	1,135,927
NextEra Energy, Inc.	11,360	1,108,168
NRG Energy, Inc.	8,200	121,770
Pepco Holdings, Inc.	243	5,885
PG&E Corp.	1,316	69,485
Pinnacle West Capital Corp.	1,496	95,953
PPL Corp.	16,718	549,855
Public Service Enterprise Group, Inc.	17,624	743,028
SCANA Corp.	3,747	210,806

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co.	3,622	$161,903
TECO Energy, Inc.	95	2,495
WEC Energy Group, Inc.	4,542	237,183
Xcel Energy, Inc.	5,472	193,764

		10,655,156

Gas — 0.1%
AGL Resources, Inc.	2,562	156,385
NiSource, Inc.	713	13,226
Sempra Energy	4,261	412,124

		581,735

		11,236,891

TOTAL COMMON STOCK (Cost $302,775,423)		390,571,818

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Allergan PLC 5.500%	415	391,536

Energy — 0.1%
Oil & Gas — 0.1%
Anadarko Petroleum Corp. 7.500%	10,200	381,786
Southwestern Energy Co. 6.250%	4,750	147,630

		529,416

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	20,000	507,600

TOTAL PREFERRED STOCK (Cost $1,667,765)		1,428,552

TOTAL EQUITIES (Cost $304,443,188)		392,000,370

	Principal Amount
BONDS & NOTES — 34.4%

CORPORATE DEBT — 16.8%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$85,000	92,935
WPP Finance 2010 5.625% 11/15/43	204,000	213,794

		306,729

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	315,000	321,833
United Technologies Corp. 6.125% 7/15/38	80,000	98,547

		420,380

	Principal Amount	Value
Agriculture — 0.3%
Altria Group, Inc. 4.250% 8/09/42	$105,000	$97,062
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	229,185
Imperial Tobacco Finance PLC (b) 2.950% 7/21/20	380,000	382,258
Imperial Tobacco Finance PLC (b) 4.250% 7/21/25	475,000	480,917
Philip Morris International, Inc. 6.375% 5/16/38	35,000	43,621
Reynolds American, Inc. 2.300% 6/12/18	180,000	181,936
Reynolds American, Inc. 3.250% 6/12/20	130,000	133,709
Reynolds American, Inc. 5.850% 8/15/45	120,000	133,508

		1,682,196

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	42,926	42,926
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	101,923	101,285
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	340,000	342,550
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	130,000	132,925

		619,686

Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	260,000	243,995
General Motors Financial Co., Inc. 3.200% 7/13/20	330,000	325,555
General Motors Financial Co., Inc. 4.300% 7/13/25	415,000	401,477
Hyundai Capital America (b) 2.550% 2/06/19	170,000	170,891

		1,141,918

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	75,000	73,500

Banks — 1.7%
Associated Banc-Corp. 2.750% 11/15/19	460,000	466,334
Associated Banc-Corp. 4.250% 1/15/25	735,000	747,174
Associated Banc-Corp. 5.125% 3/28/16	350,000	355,337

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 3.950% 4/21/25	$1,160,000	$1,128,489
Bank of America Corp. 4.000% 4/01/24	360,000	370,551
Bank of America Corp. 5.875% 2/07/42	95,000	111,086
Barclays PLC 4.375% 9/11/24	235,000	227,723
Compass Bank 3.875% 4/10/25	500,000	466,100
Credit Agricole SA (b) 2.750% 6/10/20	320,000	324,612
Discover Bank 2.000% 2/21/18	250,000	248,522
First Horizon National Corp. 5.375% 12/15/15	635,000	640,461
FirstMerit Corp. 4.350% 2/04/23	80,000	82,263
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	414,322
ICICI Bank Ltd. (b) 4.750% 11/25/16	290,000	299,514
Intesa Sanpaolo SpA VRN (b) 7.700% 12/29/49	250,000	243,750
Itau Unibanco Holding SA (b) 2.850% 5/26/18	795,000	744,676
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	136,817
JP Morgan Chase & Co. 3.875% 9/10/24	220,000	217,898
Morgan Stanley 3.950% 4/23/27	175,000	168,539
Regions Bank 2.250% 9/14/18	500,000	502,001
Regions Financial Corp. 7.500% 5/15/18	130,000	145,751
Santander Holdings USA, Inc. 2.650% 4/17/20	330,000	324,006
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	200,000	203,200
State Street Corp. 3.300% 12/16/24	365,000	368,684
SVB Financial Group 3.500% 1/29/25	560,000	546,166
SVB Financial Group 5.375% 9/15/20	75,000	83,601
Valley National Bancorp 5.125% 9/27/23	245,000	262,303
Wachovia Bank NA 6.600% 1/15/38	50,000	65,206
Wells Fargo & Co. 4.300% 7/22/27	590,000	601,293

		10,496,379

	Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	$25,000	$30,977
Pernod Ricard SA (b) 2.950% 1/15/17	300,000	305,014

		335,991

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	231,243

Building Materials — 0.3%
CRH America, Inc. (b) 3.875% 5/18/25	285,000	285,443
CRH America, Inc. 8.125% 7/15/18	220,000	255,868
Lafarge SA 6.500% 7/15/16	190,000	196,098
Martin Marietta Material, Inc. FRN 1.381% 6/30/17	220,000	218,349
Masco Corp. 4.450% 4/01/25	560,000	567,000
Owens Corning, Inc. 4.200% 12/01/24	205,000	203,647
Owens Corning, Inc. 6.500% 12/01/16	13,000	13,872
Owens Corning, Inc. 9.000% 6/15/19	55,000	65,400

		1,805,677

Chemicals — 0.7%
Ashland, Inc. 4.750% 8/15/22	1,575,000	1,474,594
Cabot Corp. 5.000% 10/01/16	390,000	403,660
Cytec Industries, Inc. 8.950% 7/01/17	38,000	42,152
The Dow Chemical Co. 8.550% 5/15/19	65,000	78,576
Ecolab, Inc. 4.350% 12/08/21	75,000	81,159
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	120,380
Incitiec Pivot Ltd (b) 4.000% 12/07/15	463,000	465,119
Methanex Corp. 5.250% 3/01/22	20,000	21,296
Rockwood Specialties Group, Inc. 4.625% 10/15/20	690,000	714,209
RPM International, Inc. 3.450% 11/15/22	250,000	243,355
RPM International, Inc. 6.125% 10/15/19	100,000	111,976
RPM International, Inc. 6.500% 2/15/18	205,000	224,904

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Valspar Corp. 7.250% 6/15/19	$125,000	$144,747

		4,126,127

Commercial Services — 0.2%
The ADT Corp. 2.250% 7/15/17	290,000	285,650
Cardtronics, Inc., Convertible 1.000% 12/01/20	200,000	185,250
ERAC USA Finance LLC (b) 2.800% 11/01/18	65,000	66,480
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	93,526
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	830,636

		1,461,542

Computers — 0.3%
Hewlett Packard Enterprise Co. (b) 3.600% 10/15/20	510,000	509,857
Hewlett Packard Enterprise Co. (b) 4.900% 10/15/25	690,000	688,102
Hewlett Packard Enterprise Co. (b) 6.350% 10/15/45	555,000	554,623
SanDisk Corp., Convertible 0.500% 10/15/20	405,000	392,091

		2,144,673

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	56,619

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	81,805
Ingram Micro, Inc. 4.950% 12/15/24	480,000	495,238

		577,043

Diversified Financial — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	765,000	764,044
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	279,007
Affiliated Managers Group, Inc. 4.250% 2/15/24	216,000	219,653
Air Lease Corp. 3.375% 1/15/19	375,000	379,687
Air Lease Corp. 3.875% 4/01/21	265,000	268,312
Air Lease Corp. STEP 5.625% 4/01/17	80,000	83,500
American Express Co. VRN 6.800% 9/01/66	20,000	20,225

	Principal Amount	Value
Ares Finance Co. LLC (b) 4.000% 10/08/24	$355,000	$345,139
Citigroup, Inc. 3.875% 3/26/25	1,795,000	1,744,401
Citigroup, Inc. 5.375% 8/09/20	245,000	273,457
Citigroup, Inc. 5.875% 1/30/42	100,000	116,292
Citigroup, Inc. 8.125% 7/15/39	90,000	129,429
Citigroup, Inc. 8.500% 5/22/19	123,000	148,505
Eaton Vance Corp. 3.625% 6/15/23	97,000	98,731
General Electric Capital Corp. 4.625% 1/07/21	225,000	251,096
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	250,984
The Goldman Sachs Group, Inc. 5.625% 1/15/17	455,000	477,855
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	229,538
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	72,351
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	85,908
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	89,469
Hyundai Capital America (b) 2.875% 8/09/18	135,000	137,228
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	1,015,000	1,018,167
International Lease Finance Corp. 3.875% 4/15/18	270,000	269,325
International Lease Finance Corp. 5.750% 5/15/16	865,000	877,975
Janus Capital Group, Inc. 4.875% 8/01/25	330,000	338,394
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	215,794
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	55,066
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	223,162
Lazard Group LLC 4.250% 11/14/20	600,000	635,551
Lazard Group LLC 6.850% 6/15/17	41,000	44,302
Legg Mason, Inc. 5.625% 1/15/44	165,000	170,773
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	129,894

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 4.350% 9/08/26	$130,000	$130,669
Morgan Stanley 5.450% 1/09/17	265,000	278,340
Morgan Stanley 5.625% 9/23/19	235,000	262,531
Morgan Stanley 5.750% 1/25/21	115,000	131,155
Stifel Financial Corp. 4.250% 7/18/24	140,000	139,959

		11,385,868

Electric — 1.0%
Appalachian Power Co. 3.400% 6/01/25	355,000	351,463
Commonwealth Edison Co. 3.700% 3/01/45	305,000	279,064
Entergy Louisiana LLC 4.950% 1/15/45	165,000	166,675
Florida Power & Light Co. 4.950% 6/01/35	125,000	138,314
IPALCO Enterprises, Inc. (b) 3.450% 7/15/20	800,000	774,000
Kansas Gas & Electric Co. 5.647% 3/29/21	156,984	158,554
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	300,017
Metropolitan Edison Co. (b) 4.000% 4/15/25	215,000	219,070
National Fuel Gas Co. 3.750% 3/01/23	125,000	117,856
Nevada Power Co. Series N 6.650% 4/01/36	135,000	171,985
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	194,449
NiSource Finance Corp. 4.800% 2/15/44	200,000	206,870
NiSource Finance Corp. 5.800% 2/01/42	175,000	202,948
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	54,616
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	142,616
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	298,669
PPL Capital Funding, Inc. 5.000% 3/15/44	190,000	198,699
Progress Energy, Inc. 7.000% 10/30/31	25,000	31,700
Puget Energy, Inc. (b) 3.650% 5/15/25	350,000	345,402
Puget Energy, Inc. 6.500% 12/15/20	271,000	315,870

	Principal Amount	Value
Puget Sound Energy, Inc. 4.300% 5/20/45	$625,000	$639,116
Southern California Edison Co. 5.950% 2/01/38	105,000	130,566
Transelec SA (b) 4.625% 7/26/23	175,000	179,424
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	108,975	115,541
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	194,083
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	240,490

		6,168,057

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	103,046
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	251,997
Avnet, Inc. 4.875% 12/01/22	123,000	128,265

		483,308

Environmental Controls — 0.1%
Republic Services, Inc. 3.200% 3/15/25	500,000	486,362
Republic Services, Inc. 5.250% 11/15/21	25,000	28,049

		514,411

Foods — 0.2%
ConAgra Foods, Inc. 4.950% 8/15/20	150,000	163,986
ConAgra Foods, Inc. 6.625% 8/15/39	75,000	82,305
ConAgra Foods, Inc. 7.000% 4/15/19	153,000	175,973
JBS Investments GmbH (b) 7.750% 10/28/20	225,000	230,625
Kraft Foods, Inc. 6.500% 2/09/40	63,000	77,151
Tyson Foods, Inc. 2.650% 8/15/19	65,000	65,490
Tyson Foods, Inc. 4.875% 8/15/34	105,000	107,004
Tyson Foods, Inc. 6.600% 4/01/16	220,000	226,038
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	80,000	81,408

		1,209,980

Forest Products & Paper — 0.1%
Domtar Corp. 9.500% 8/01/16	12,000	12,850

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domtar Corp. 10.750% 6/01/17	$9,000	$10,250
International Paper Co. 4.750% 2/15/22	100,000	108,001
International Paper Co. 7.300% 11/15/39	110,000	134,624
International Paper Co. 9.375% 5/15/19	70,000	86,239
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	200,000	210,000

		561,964

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	102,384
The Laclede Group, Inc. 4.700% 8/15/44	290,000	295,381

		397,765

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,456

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	170,000	190,654
Johnson & Johnson 5.850% 7/15/38	40,000	51,354
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	465,000	455,338
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	585,000	540,785

		1,238,131

Health Care – Services — 0.1%
Anthem, Inc., Convertible 2.750% 10/15/42	50,000	94,188
Cigna Corp. 5.125% 6/15/20	100,000	111,674
Howard Hughes Medical Institute 3.500% 9/01/23	150,000	157,006
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	77,273
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	51,819
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	306,268

		798,228

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	247,146

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	520,386

	Principal Amount	Value
Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	$50,000	$50,906

Insurance — 1.0%
The Allstate Corp. VRN 5.750% 8/15/53	320,000	331,312
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	175,437
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	95,424
Brown & Brown, Inc. 4.200% 9/15/24	300,000	302,485
The Chubb Corp. VRN 6.375% 4/15/37	120,000	118,350
CNA Financial Corp. 3.950% 5/15/24	180,000	181,207
CNA Financial Corp. 7.350% 11/15/19	180,000	213,148
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	224,873
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	270,000	298,350
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	97,000	100,320
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	220,597
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	100,000	116,292
MetLife Capital Trust IV (b) 7.875% 12/15/37	345,000	422,625
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	146,456
Prudential Financial, Inc. VRN 5.200% 3/15/44	305,000	299,567
Prudential Financial, Inc. VRN 5.625% 6/15/43	245,000	252,840
Prudential Financial, Inc. VRN 8.875% 6/15/38	260,000	298,415
QBE Capital Funding III Ltd. VRN (b) 7.250% 5/24/41	200,000	223,000
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,775
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	242,476
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	246,954
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	251,497
USF&G Capital I (b) 8.500% 12/15/45	150,000	217,990
Voya Financial, Inc. 5.500% 7/15/22	125,000	142,372

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Voya Financial, Inc. VRN 5.650% 5/15/53	$205,000	$206,640
Willis Group Holdings PLC 5.750% 3/15/21	230,000	257,278
Willis North America, Inc. 7.000% 9/29/19	97,000	110,868
XLIT Ltd. 4.450% 3/31/25	170,000	170,123

		5,982,671

Internet — 0.3%
Expedia, Inc. 4.500% 8/15/24	870,000	872,997
Expedia, Inc. 7.456% 8/15/18	425,000	479,670
LinkedIn Corp., Convertible (b) 0.500% 11/01/19	225,000	221,485
Tencent Holdings Ltd. (b) 2.875% 2/11/20	215,000	213,388

		1,787,540

Investment Companies — 0.1%
Ares Capital Corp. 3.875% 1/15/20	505,000	519,980
FS Investment Corp. 4.000% 7/15/19	390,000	395,246

		915,226

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	189,900
ArcelorMittal 5.125% 6/01/20	320,000	289,632
ArcelorMittal STEP 5.250% 2/25/17	70,000	69,300
ArcelorMittal 6.000% 8/05/20	285,000	257,569
ArcelorMittal 6.125% 6/01/18	47,000	46,060
Commercial Metals Co. 6.500% 7/15/17	125,000	128,750
Glencore Funding LLC (b) 2.875% 4/16/20	605,000	484,000
Glencore Funding LLC (b) 4.125% 5/30/23	25,000	19,672
Glencore Funding LLC (b) 4.625% 4/29/24	55,000	41,250
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	138,401
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	254,410
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	278,084

		2,197,028

	Principal Amount	Value
Lodging — 0.1%
Choice Hotels International, Inc. 5.700% 8/28/20	$250,000	$267,812
Marriott International, Inc. 5.810% 11/10/15	70,000	70,363
Marriott International, Inc. 6.200% 6/15/16	160,000	165,588
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	40,000	44,354

		548,117

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	103,031
CNH Industrial Capital LLC 3.375% 7/15/19	230,000	219,075
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	112,738
CNH Industrial Capital LLC 3.875% 11/01/15	380,000	379,050
CNH Industrial Capital LLC 6.250% 11/01/16	220,000	224,125
Xylem, Inc. 4.875% 10/01/21	100,000	109,595

		1,147,614

Manufacturing — 0.3%
General Electric Co. 4.125% 10/09/42	270,000	266,364
Harsco Corp 2.700% 10/15/15	1,098,000	1,097,451
SPX FLOW, Inc. 6.875% 9/01/17	200,000	210,000
Tyco Electronics Group SA 6.550% 10/01/17	200,000	219,161

		1,792,976

Media — 0.2%
21st Century Fox America, Co. 6.900% 8/15/39	100,000	122,198
CCO Safari II LLC (b) 3.579% 7/23/20	270,000	268,011
CCO Safari II LLC (b) 4.908% 7/23/25	270,000	268,705
CCO Safari II LLC (b) 6.484% 10/23/45	225,000	226,991
NBCUniversal Media LLC 6.400% 4/30/40	20,000	24,979
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	110,026
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	52,437
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	76,334

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 4.700% 1/15/21	$125,000	$136,498
Time Warner, Inc. 6.100% 7/15/40	135,000	152,498
Time Warner, Inc. 6.250% 3/29/41	25,000	28,793

		1,467,470

Mining — 0.3%
Freeport-McMoRan, Inc. 2.375% 3/15/18	105,000	91,875
Freeport-McMoRan, Inc. 4.000% 11/14/21	795,000	620,100
Freeport-McMoRan, Inc. 5.450% 3/15/43	155,000	107,725
Glencore Canada Corp. 5.500% 6/15/17	175,000	163,322
Glencore Finance Canada. STEP (b) 2.050% 10/23/15	225,000	224,775
Glencore Finance Canada. (b) 5.800% 11/15/16	195,000	185,250
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	311,955
Vale Overseas Ltd. 6.250% 1/23/17	305,000	310,447
Vale Overseas Ltd. 6.875% 11/10/39	80,000	61,846

		2,077,295

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	270,000	272,127
Pitney Bowes, Inc. 4.750% 1/15/16	125,000	126,343
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	21,291
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	33,354

		453,115

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,532

Oil & Gas — 1.1%
Anadarko Petroleum Corp. 6.450% 9/15/36	60,000	66,009
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	45,000	31,950
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	460,000	395,600
Chesapeake Energy Corp. 3.250% 3/15/16	725,000	710,645
Devon Energy Corp. 5.600% 7/15/41	175,000	169,079

	Principal Amount	Value
Ensco PLC 5.200% 3/15/25	$385,000	$293,014
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	189,143
Newfield Exploration Co. 5.375% 1/01/26	713,000	652,395
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	33,763
Petrobras Global Finance BV 2.000% 5/20/16	195,000	187,200
Petrobras Global Finance BV 3.250% 3/17/17	560,000	494,200
Petrobras International Finance Co. 3.875% 1/27/16	275,000	270,187
Petroleos Mexicanos 3.125% 1/23/19	50,000	48,937
Petroleos Mexicanos 5.500% 1/21/21	285,000	299,663
Petroleos Mexicanos 6.375% 1/23/45	80,000	71,872
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	248,233
Rowan Cos., Inc. 4.750% 1/15/24	284,000	208,041
Rowan Cos., Inc. 4.875% 6/01/22	610,000	454,617
Rowan Cos., Inc. 5.000% 9/01/17	220,000	215,739
Southwestern Energy Co. 4.050% 1/23/20	340,000	338,058
Southwestern Energy Co. 4.950% 1/23/25	205,000	183,217
Transocean, Inc. STEP 5.550% 12/15/16	200,000	197,500
Transocean, Inc. 6.000% 3/15/18	377,000	344,955
Whiting Petroleum Corp., Convertible (b) 1.250% 4/01/20	290,000	236,169
WPX Energy, Inc. 7.500% 8/01/20	745,000	681,675

		7,021,861

Oil & Gas Services — 0.3%
Cameron International Corp. 5.950% 6/01/41	25,000	27,592
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	405,000	300,459
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	140,000	111,300
SESI LLC 6.375% 5/01/19	105,000	104,606

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Superior Energy Services, Inc. 7.125% 12/15/21	$836,000	$820,325
Weatherford International Ltd. 4.500% 4/15/22	125,000	101,100
Weatherford International Ltd. 5.125% 9/15/20	450,000	392,160
Weatherford International Ltd. 5.950% 4/15/42	245,000	170,327
Weatherford International Ltd. 6.000% 3/15/18	75,000	75,915

		2,103,784

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	90,000	99,468

Pharmaceuticals — 0.7%
AbbVie, Inc. 2.500% 5/14/20	645,000	641,437
AbbVie, Inc. 3.600% 5/14/25	400,000	394,507
AbbVie, Inc. 4.400% 11/06/42	75,000	68,533
AbbVie, Inc. 4.700% 5/14/45	625,000	606,398
Actavis Funding SCS 3.000% 3/12/20	300,000	300,263
Actavis Funding SCS 3.800% 3/15/25	420,000	405,736
Actavis Funding SCS 4.750% 3/15/45	190,000	172,511
Baxalta, Inc. (b) 3.600% 6/23/22	105,000	106,010
Baxalta, Inc. (b) 4.000% 6/23/25	290,000	290,450
Baxalta, Inc. (b) 5.250% 6/23/45	140,000	141,308
Cardinal Health, Inc. 3.750% 9/15/25	415,000	421,537
McKesson Corp. 2.284% 3/15/19	95,000	95,199
McKesson Corp. 3.796% 3/15/24	45,000	46,147
McKesson Corp. 4.750% 3/01/21	150,000	166,561
McKesson Corp. 4.883% 3/15/44	60,000	61,038
McKesson Corp. 6.000% 3/01/41	125,000	147,577
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	55,540

		4,120,752

	Principal Amount	Value
Pipelines — 1.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	$175,000	$180,125
Boardwalk Pipelines LP 5.875% 11/15/16	390,000	403,248
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	107,115
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	115,558
Colonial Pipeline Co. (b) 3.750% 10/01/25	465,000	471,724
Energy Transfer Partners LP FRN 3.318% 11/16/15	250,000	182,500
Energy Transfer Partners LP 4.050% 3/15/25	420,000	371,168
Energy Transfer Partners LP 4.150% 10/01/20	180,000	182,073
Energy Transfer Partners LP 4.750% 1/15/26	520,000	478,445
Energy Transfer Partners LP 4.900% 3/15/35	240,000	193,864
Enterprise Products Operating Co. 3.700% 2/15/26	340,000	321,282
Enterprise Products Operating Co. 5.950% 2/01/41	150,000	154,528
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	135,991
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	114,768
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	9,909
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	158,739
Kinder Morgan, Inc. 4.300% 6/01/25	405,000	363,831
Magellan Midstream Partners LP 5.150% 10/15/43	460,000	436,355
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	310,000	284,487
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	777,000	710,955
Phillips 66 Partners LP 3.605% 2/15/25	113,000	103,636
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	250,000	263,300
Williams Partners LP 5.250% 3/15/20	365,000	389,063
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	615,000	568,875

		6,701,539

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.0%
Post Apartment Homes LP 3.375% 12/01/22	$50,000	$49,134

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp. 3.400% 2/15/19	185,000	190,434
American Tower Corp. 3.450% 9/15/21	425,000	426,919
American Tower Corp. 4.500% 1/15/18	330,000	347,145
Boston Properties LP 3.700% 11/15/18	100,000	104,786
Boston Properties LP 4.125% 5/15/21	140,000	149,110
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	211,581
DDR Corp. 4.750% 4/15/18	60,000	63,494
DDR Corp. 7.875% 9/01/20	60,000	73,295
Duke Realty LP 8.250% 8/15/19	225,000	272,594
ERP Operating LP 4.625% 12/15/21	75,000	81,742
Federal Realty Investment Trust 5.900% 4/01/20	55,000	62,939
HCP, Inc. 2.625% 2/01/20	180,000	179,379
Highwoods Realty LP 7.500% 4/15/18	265,000	298,508
Host Hotels & Resorts LP 4.000% 6/15/25	100,000	98,576
Liberty Property LP 3.750% 4/01/25	175,000	170,871
ProLogis LP 2.750% 2/15/19	90,000	91,695
Simon Property Group LP 5.650% 2/01/20	35,000	39,717
Vereit Operating Partnership LP 2.000% 2/06/17	225,000	220,500
Vereit Operating Partnership LP 3.000% 2/06/19	110,000	104,913
Weingarten Realty Investors 3.850% 6/01/25	75,000	74,374

		3,262,572

Retail — 0.6%
AutoNation, Inc. 4.500% 10/01/25	120,000	122,306
Bed Bath & Beyond, Inc. 5.165% 8/01/44	145,000	137,335
CVS Health Corp. 6.125% 9/15/39	175,000	211,979

	Principal Amount	Value
CVS Pass-Through Trust (b) 5.926% 1/10/34	$295,525	$339,195
Dollar General Corp. 3.250% 4/15/23	585,000	557,473
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	433,875
GNC Holdings, Inc., Convertible (b) 1.500% 8/15/20	60,000	55,350
The Home Depot, Inc. 5.950% 4/01/41	150,000	188,957
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	107,487
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	165,743
QVC, Inc. 3.125% 4/01/19	155,000	154,652
QVC, Inc. 4.375% 3/15/23	150,000	145,809
QVC, Inc. 4.450% 2/15/25	245,000	236,224
QVC, Inc. 5.125% 7/02/22	30,000	30,840
Tiffany & Co. 4.900% 10/01/44	165,000	159,462
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	110,000	111,485
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	520,000	517,220

		3,675,392

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	156,000	148,200
Glencore Funding LLC (b) 2.500% 1/15/19	252,000	214,830
Glencore Funding LLC (b) 3.125% 4/29/19	145,000	121,800
Nationwide Building Society (b) 2.350% 1/21/20	375,000	375,681

		860,511

Semiconductors — 0.3%
Intel Corp., Convertible 3.250% 8/01/39	103,000	155,401
Lam Research Corp. 2.750% 3/15/20	340,000	333,267
Lam Research Corp. 3.800% 3/15/25	300,000	290,722
Microchip Technology, Inc., Convertible (b) 1.625% 2/15/25	312,000	298,545
Micron Technology, Inc., Convertible 2.125% 2/15/33	171,000	261,630
Micron Technology, Inc., Convertible 3.000% 11/15/43	85,000	71,453

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ON Semiconductor Corp., Convertible (b) 1.000% 12/01/20	$160,000	$148,900

		1,559,918

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	115,100
CA, Inc. 2.875% 8/15/18	125,000	127,089
Citrix Systems, Inc., Convertible 0.500% 4/15/19	345,000	363,760

		605,949

Telecommunications — 0.6%
America Movil SAB de CV 5.000% 3/30/20	130,000	141,999
America Movil SAB de CV 6.125% 3/30/40	135,000	148,370
AT&T, Inc. 4.750% 5/15/46	260,000	238,237
AT&T, Inc. 6.550% 2/15/39	25,000	28,264
British Telecom PLC 9.625% 12/15/30	55,000	82,014
CenturyLink, Inc. 6.150% 9/15/19	140,000	139,300
CenturyLink, Inc. 7.600% 9/15/39	45,000	34,087
Cisco Systems, Inc. 5.500% 1/15/40	55,000	64,125
Crown Castle Towers LLC (b) 6.113% 1/15/40	170,000	191,578
Deutsche Telekom International Finance BV 8.750% 6/15/30	60,000	85,781
Embarq Corp. 7.082% 6/01/16	110,000	112,978
Qwest Corp. 8.375% 5/01/16	550,000	569,867
Rogers Communications, Inc. 7.500% 8/15/38	30,000	38,532
Sprint Communications, Inc. (b) 9.000% 11/15/18	415,000	435,459
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	139,670
Verizon Communications, Inc. 2.625% 2/21/20	262,000	262,777
Verizon Communications, Inc. 3.500% 11/01/24	275,000	270,383
Verizon Communications, Inc. 4.862% 8/21/46	207,000	194,107
Verizon Communications, Inc. 5.012% 8/21/54	181,000	164,736

	Principal Amount	Value
Verizon Communications, Inc. 5.150% 9/15/23	$225,000	$248,555
Verizon Communications, Inc. 6.550% 9/15/43	182,000	215,023

		3,805,842

Transportation — 0.2%
Asciano Finance (b) 4.625% 9/23/20	105,000	110,220
Asciano Finance (b) 5.000% 4/07/18	250,000	265,042
Autoridad del Canal de Panama (b) (c) 4.950% 7/29/35	210,000	207,972
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	235,113
CSX Corp. 7.250% 5/01/27	50,000	63,155
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	111,786
Ryder System, Inc. 2.550% 6/01/19	65,000	65,156
Ryder System, Inc. 2.650% 3/02/20	165,000	164,439
Union Pacific Corp. 4.000% 2/01/21	125,000	134,662

		1,357,545

Trucking & Leasing — 0.2%
Aviation Capital Group Corp. (b) 2.875% 9/17/18	905,000	904,176
GATX Corp. 3.900% 3/30/23	95,000	96,318
GATX Corp. 4.750% 6/15/22	150,000	160,317
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	290,000	288,605

		1,449,416

TOTAL CORPORATE DEBT (Cost $104,817,530)		104,360,576

MUNICIPAL OBLIGATIONS — 0.5%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	344,786
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	309,992
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.704% 12/01/31	300,000	289,427
San Diego County Regional Airport Authority 5.594% 7/01/43	450,000	490,950

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 5.950% 4/01/16	$175,000	$179,641
State of California BAB 7.550% 4/01/39	120,000	172,848
State of California BAB 7.600% 11/01/40	350,000	512,222
State of Illinois 5.365% 3/01/17	575,000	599,690

		2,899,556

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,812,900)		2,899,556

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (b) 1.716% 10/20/20	230,000	230,000

Automobile ABS — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (b) 2.500% 2/20/21	230,000	232,198
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	163,261
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	228,647	237,119
CPS Auto Trust, Series 2014-A, Class A (b) 1.210% 8/15/18	111,090	111,037
CPS Auto Trust, Series 2012-A, Class A (b) 2.780% 6/17/19	37,377	37,630
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	95,603	95,871
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	183,128	183,210
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	110,301	110,245

		1,170,571

Commercial MBS — 2.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	260,955	277,729
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.002% 2/10/51	220,000	235,112

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.423% 2/10/51	$285,779	$308,432
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.466% 2/10/51	215,000	234,017
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	338,628	349,519
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	233,956
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	425,000	446,258
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	235,000	248,578
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	275,000	289,895
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	155,000	166,230
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.940% 9/11/38	400,000	408,851
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	200,321
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	343,474
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C VRN 4.399% 5/10/48	140,000	134,411
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	225,000	238,728
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	476,000	503,618
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	176,407

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	$192,862	$192,862
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	181,860	183,903
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	110,000	124,602
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.014% 7/10/38	445,000	456,619
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.014% 7/10/38	462,327	468,499
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	112,114
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	690,852	711,959
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	265,000	277,353
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	260,000	278,804
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	250,000	275,072
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	207,798
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	440,000	457,725
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	314,499
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	148,502	148,880
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.636% 3/12/44	275,000	276,912
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.461% 1/11/43	159,903	174,291
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	97,391	96,438

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.477% 8/15/39	$133,031	$133,365
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (b) (d) 2.750% 7/20/30	86,814	86,829
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (b) (d) 2.750% 12/20/31	148,686	148,521
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	255,882
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	270,000	279,832
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	295,000	296,124
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	776,635
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	200,000	210,286
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.150% 2/15/51	182,172	190,442
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.150% 2/15/51	235,000	250,481
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	40,118	41,646
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	47,837	47,837
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	150,044	151,375
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	164,659	165,007
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	200,985

		12,789,113

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 0.5%
Aames Mortgage Investment Trust, Series 2005-1, Class M4 FRN 1.319% 6/25/35	$151,818	$150,143
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.919% 1/25/35	282,088	279,085
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.464% 8/25/35	89,566	89,057
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.854% 6/25/35	38,999	38,813
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.869% 2/25/35	15,336	15,323
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.644% 4/28/39	121,254	119,904
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.624% 7/25/35	61,255	60,025
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.644% 8/25/35	34,838	34,770
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.654% 9/25/34	42,294	41,363
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.614% 5/25/36	157,325	154,778
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.644% 7/25/35	125,053	124,419
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.434% 1/25/36	80,001	78,037
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.624% 4/25/35	73,059	72,093
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.364% 8/25/36	54,977	54,423
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.684% 7/25/35	27,294	27,270
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.974% 12/25/32	15,686	15,656
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.989% 2/25/35	200,172	197,134

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.019% 6/25/35	$247,615	$243,688
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.914% 3/25/35	295,000	290,106
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.929% 6/28/35	193,257	191,150
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.959% 6/28/35	220,000	197,748
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.944% 7/25/35	139,046	139,581
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.564% 1/25/36	298,387	296,901
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.454% 9/25/35	88,112	87,710
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.574% 8/25/35	62,548	62,201
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.944% 3/25/35	68,970	68,843
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.624% 11/25/35	137,364	135,598
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.914% 8/25/35	48,142	48,009

		3,313,828

Other ABS — 3.1%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	59,116	58,889
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (b) 0.437% 11/15/40	126,164	120,712
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.827% 7/20/26	360,000	358,200
ALM XIV Ltd., Series 2014-14A, Class A1 FRN (b) 1.724% 7/28/26	660,000	656,241
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	177,891	177,279
Apidos CLO XV, Series 2013-15A, Class A1 FRN (b) 1.637% 10/20/25	500,000	495,617

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	$210,000	$214,857
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	182,802	184,769
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (b) 1.736% 7/17/26	350,000	348,279
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (b) 1.687% 1/18/25	250,000	248,351
Avery Point VI CLO Ltd., Series 2015-6A, Class A FRN (b) 1.830% 8/05/27	570,000	565,525
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	86,897	86,937
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (b) 1.729% 7/15/26	345,000	342,734
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (b) 1.495% 1/22/25	250,000	246,735
BlueMountain CLO Ltd., Series 2015-2A, Class A1 FRN (b) 1.706% 7/18/27	380,000	377,180
CAN Capital Funding LLC, Series 2014-1A, Class A (b) 3.117% 4/15/20	250,000	251,172
Carlyle Global Market Strategies, Series 2012-4A, Class A FRN (b) 1.677% 1/20/25	250,000	249,027
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (b) 1.809% 4/17/25	555,000	553,175
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	235,740	236,140
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	120,671	120,633
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.399% 11/25/45	188,212	187,207
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	149,188	153,989
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	190,000	197,934
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	272,222	275,498

	Principal Amount	Value
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	$248,750	$250,927
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	192,503	193,707
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	123,824	124,640
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	148,627	150,021
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	400,994	414,422
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	75,769	78,737
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A FRN (b) 1.637% 4/18/26	475,000	470,916
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.739% 7/15/26	450,000	447,142
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	101,937	102,171
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	115,000	117,322
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	408,542	413,487
Galaxy XX CLO Ltd., Series 2015-20A, Class A FRN (b) 1.731% 7/20/27	425,000	423,479
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	139,944	140,287
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	220,833	222,516
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	214,120	218,955
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	189,019	189,017
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.445% 4/25/25	565,000	556,582
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A FRN (b) 1.737% 4/19/26	355,000	353,298

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.447% 6/02/17	$250,000	$251,694
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	105,030	106,067
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	56,833	57,046
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	168,774	171,195
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	149,045	151,522
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (b) 1.737% 1/18/26	260,000	257,458
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	100,000	101,614
LCM Ltd., Series 10AR, Class AR FRN (b) 1.549% 4/15/22	463,320	461,936
LCM Ltd., Series 16A, Class A FRN (b) 1.789% 7/15/26	460,000	457,952
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.787% 7/20/26	465,000	463,110
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	231,504	232,477
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	132,107	132,152
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (b) 1.407% 4/20/25	355,000	350,015
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (b) 1.544% 7/23/25	270,000	267,118
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	83,629	85,243
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (b) 1.583% 2/20/25	250,000	247,469
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.731% 11/08/24	250,000	248,580
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	60,036	60,716

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	$64,824	$65,108
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	179,306	188,495
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	160,000	161,309
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	401,391	401,892
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	81,017	81,067
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	119,750	120,741
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	126,961	133,843
SVO VOI Mortgage LLC, Series 2012-AA, Class A (b) 2.000% 9/20/29	216,657	216,978
Symphony CLO XV Ltd., Series 2014-15A, Class A FRN (b) 1.739% 10/17/26	400,000	397,579
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	102,138	108,399
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	216,188	218,037
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	475,000	480,344
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	410,000	417,431
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	425,000	433,766

		19,103,059

Student Loans ABS — 1.1%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.459% 8/25/26	6,078	6,071
Access Group, Inc., Series 2003-A, Class A3 FRN 1.231% 7/01/38	277,550	250,125
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.701% 1/25/47	130,000	109,200

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-B, Class A1 (b) 2.148% 10/27/31	$100,000	$100,000
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.434% 11/26/40	270,000	304,633
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	200,000	197,140
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.716% 6/15/43	500,000	498,992
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	100,000	93,258
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.726% 6/25/42	58,245	58,241
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.595% 10/28/41	126,587	125,940
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.344% 10/25/27	331,709	328,653
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.434% 11/27/28	168,343	165,381
Navient Student Loan Trust, Series 2014-8, Class B FRN 1.694% 7/26/49	155,000	139,245
Navient Student Loan Trust, Series 2015-3, Class B FRN 1.694% 10/25/58	150,000	132,602
Navient Student Loan Trust, Series 2014-1, Class B FRN 1.695% 6/25/48	220,000	203,505
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.576% 6/25/41	149,333	132,200
Nelnet Student Loan Trust, Series 2005-4, Class A4R2 FRN 1.199% 3/22/32	200,000	186,683
Nelnet Student Loan Trust, Series 2015-3A, Class B FRN (b) 1.694% 7/27/50	150,000	126,510
Nelnet Student Loan Trust, Series 2008-3, Class A4 FRN 1.979% 11/25/24	300,000	301,123
North Carolina State Education Assistance Authority, Series 2011-2, Class A3 FRN 1.095% 7/25/36	250,000	237,364
SLC Private Student Loan Trust, Series 2006-A, Class C FRN 0.739% 7/15/36	230,000	204,035

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.459% 7/15/36	$115,410	$114,624
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.589% 7/15/36	125,000	120,022
SLM Student Loan Trust, Series 2006-1, Class A5 FRN 0.405% 7/26/21	240,000	231,313
SLM Student Loan Trust, Series 2005-5, Class A4 0.435% 10/25/28	330,000	307,372
SLM Student Loan Trust, Series 2005-3, Class B FRN 0.445% 4/25/40	226,165	187,854
SLM Student Loan Trust, Series 2004-6, Class B FRN 0.675% 4/25/25	250,000	249,761
SLM Student Loan Trust, Series 2014-1, Class A3 FRN 0.794% 2/26/29	150,000	147,008
SLM Student Loan Trust, Series 2005-5, Class A5 FRN 1.045% 10/25/40	300,000	288,375
SLM Student Loan Trust, Series 2008-7, Class A4 FRN 1.195% 7/25/23	230,000	224,184
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 1.550% 3/15/28	190,000	187,648
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.590% 6/17/30	350,000	344,035
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	50,000	49,541
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.680% 3/15/28	260,000	257,630
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.197% 1/03/33	290,000	277,752

		6,888,020

WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1 1.694% 7/25/25	509,010	509,506
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.616% 2/25/34	21,994	21,364
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.028% 9/25/33	7,805	7,288

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (b) 0.379% 1/26/34	$283,437	$273,079
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.718% 8/25/34	18,960	18,061
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.421% 8/25/34	71,769	59,369
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.444% 8/25/36	44,377	43,678
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	9,404	8,904
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.661% 7/25/33	5,270	5,162
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	262	266
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.566% 3/25/34	44,801	44,857
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.599% 4/25/44	101,742	98,990

		1,090,524

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.444% 11/25/37	75,119	74,605
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.781% 6/25/32	27,465	26,310

		100,915

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,631,469)		44,686,030

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Peruvian Government International Bond 6.550% 3/14/37	95,000	109,012
Poland Government International Bond 6.375% 7/15/19	230,000	266,262
Province of Quebec Canada 7.500% 9/15/29	90,000	133,296
Republic of Brazil International Bond 4.875% 1/22/21	100,000	97,250

	Principal Amount	Value
Republic of Brazil International Bond 5.625% 1/07/41	$305,000	$247,050
Republic of Turkey International Bond 4.875% 4/16/43	81,000	67,433
Republic of Turkey International Bond 6.750% 4/03/18	145,000	156,484
United Mexican States 4.750% 3/08/44	360,000	328,500
United Mexican States 5.125% 1/15/20	200,000	220,000
United Mexican States 6.750% 9/27/34	160,000	191,200

		1,816,487

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,854,099)		1,816,487

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.9%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	805,961	837,690
Series 4290, Class CA 3.500% 12/15/38	453,345	479,721
Series 2617, Class Z 5.500% 5/15/33	389,494	434,991
Series 2693, Class Z 5.500% 10/15/33	669,784	752,381
Series 3423, Class PB 5.500% 3/15/38	125,000	142,942
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	266,800	286,044
Series 2014-48, Class AB 4.000% 10/25/40	635,687	680,122
Series 2007-32, Class Z 5.500% 4/25/37	225,459	252,123
Series 2010-60, Class HJ 5.500% 5/25/40	152,985	170,133
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	196,034	215,318
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	151,618	170,917

		4,422,382

Pass-Through Securities — 8.2%
Federal Home Loan Mortgage Corp. Pool #E85346 6.000% 9/01/16	3,995	4,089

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #E85389 6.000% 9/01/16	$1,945	$1,987
Pool #E85542 6.000% 10/01/16	3,728	3,807
Pool #G11431 6.000% 2/01/18	4,151	4,288
Pool #E85089 6.500% 8/01/16	9,322	9,538
Pool #E85301 6.500% 9/01/16	7,207	7,374
Pool #C55867 7.500% 2/01/30	72,746	85,577
Pool #C01079 7.500% 10/01/30	10,038	12,035
Pool #C01135 7.500% 2/01/31	33,169	39,714
Pool #C00470 8.000% 8/01/26	21,555	25,747
Pool #G00924 8.000% 3/01/28	25,182	30,055
Pool #554904 9.000% 3/01/17	118	122
Federal Home Loan Mortgage Corp. TBA
Pool #1513 4.000% 3/01/42 (c)	3,500,000	3,725,312
Federal National Mortgage Association
Pool #725692 2.362% 10/01/33 FRN	95,053	100,940
Pool #888586 2.411% 10/01/34 FRN	154,692	164,707
Pool #890564 3.000% 6/01/43	682,530	696,714
Pool #AB8527 3.500% 3/01/43	158,505	165,792
Pool #AR8708 3.500% 4/01/43	223,430	233,703
Pool #AT4050 3.500% 5/01/43	291,368	304,764
Pool #MA1463 3.500% 6/01/43	718,884	751,936
Pool #AB6261 4.000% 9/01/42	1,680,561	1,811,593
Pool #587994 6.000% 6/01/16	4,851	4,924
Pool #564594 7.000% 1/01/31	11,842	13,841
Pool #572844 7.000% 4/01/31	25,722	30,359
Pool #253795 7.000% 5/01/31	85,795	101,040
Pool #499386 7.500% 9/01/29	2,036	2,434

	Principal Amount	Value
Pool #521006 7.500% 12/01/29	$719	$858
Pool #522769 7.500% 12/01/29	72	86
Pool #252981 7.500% 1/01/30	10,603	12,644
Pool #524874 7.500% 2/01/30	478	507
Pool #531196 7.500% 2/01/30	1,105	1,325
Pool #524317 7.500% 3/01/30	1,176	1,412
Pool #530299 7.500% 3/01/30	308	361
Pool #530520 7.500% 3/01/30	12,767	15,185
Pool #253183 7.500% 4/01/30	4,319	5,163
Pool #253265 7.500% 5/01/30	2,974	3,528
Pool #536999 8.000% 3/01/30	124	149
Pool #526380 8.000% 5/01/30	6,446	7,866
Pool #536949 8.000% 5/01/30	1,594	1,952
Pool #535351 8.000% 6/01/30	4,617	5,608
Pool #253481 8.000% 10/01/30	3,171	3,864
Pool #190317 8.000% 8/01/31	1,330	1,617
Pool #596656 8.000% 8/01/31	1,373	1,542
Pool #602008 8.000% 8/01/31	3,841	4,658
Federal National Mortgage Association TBA
Pool #869 2.500% 7/01/42 (c)	4,475,000	4,384,102
Pool #9768 3.000% 12/01/42 (c)	9,450,000	9,575,507
Pool #17115 3.500% 5/01/43 (c)	1,625,000	1,694,824
Pool #18388 4.000% 7/01/42 (c)	525,000	559,945
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	927,217	973,035
Pool #784026 3.500% 12/20/44	249,059	261,415
Pool #359587 7.000% 6/15/23	562	628

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #337539 7.000% 7/15/23	$906	$1,029
Pool #363066 7.000% 8/15/23	10,805	12,337
Pool #354674 7.000% 10/15/23	8,451	9,560
Pool #362651 7.000% 10/15/23	17,863	19,997
Pool #368814 7.000% 10/15/23	4,315	4,864
Pool #352021 7.000% 11/15/23	3,177	3,603
Pool #371967 7.000% 11/15/23	730	836
Pool #591581 7.000% 8/15/32	15,218	18,108
Pool #205884 7.500% 5/15/17	9,705	10,050
Pool #213760 7.500% 6/15/17	2,527	2,623
Government National Mortgage Association II
Pool #82488 1.750% 3/20/40 FRN	173,482	180,332
Pool #82462 2.500% 1/20/40 FRN	127,535	132,417
Government National Mortgage Association II TBA
Pool #548 3.000% 7/01/43 (c)	10,625,000	10,840,820
Pool #1635 3.500% 9/01/43 (c)	3,150,000	3,299,625
Pool #1367 4.000% 4/01/43 (c)	3,050,000	3,248,726
Pool #1523 4.500% 3/01/41 (c)	6,925,000	7,440,047

		51,075,147

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $55,098,195)		55,497,529

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Bond (e) 3.000% 11/15/44	1,800,000	1,838,471
U.S. Treasury Bond 3.500% 2/15/39	800,000	902,728
U.S. Treasury Note (e) 1.000% 12/15/17	350,000	352,191

	Principal Amount	Value
U.S. Treasury Note 1.375% 4/30/20	$1,020,000	$1,022,779

		4,116,169

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,032,304)		4,116,169

TOTAL BONDS & NOTES (Cost $213,246,497)		213,376,347

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Safeway Casa Ley Contingent Value (a) (f)	18,800	18,988
Safeway PDC LLC Contingent Value (a) (f)	18,800	940

		19,928

TOTAL RIGHTS (Cost $19,928)		19,928

TOTAL LONG-TERM INVESTMENTS (Cost $517,709,613)		605,396,645

	Principal Amount
SHORT-TERM INVESTMENTS — 10.3%
Commercial Paper — 9.2%
Agrium, Inc. 0.850% 1/15/16	$2,624,000	2,617,432
Diamond Offshore Drilling, Inc. (b) 0.400% 10/01/15	5,119,000	5,119,000
Enbridge, Inc. (b) 0.700% 10/28/15	3,713,000	3,711,051
Encana Corp. (b) 0.630% 10/20/15	8,000,000	7,997,340
ERAC USA Finance LLC (b) 0.470% 10/29/15	5,000,000	4,998,172
Hewlett-Packard Co. (b) 0.660% 10/06/15	3,449,000	3,448,684
Hewlett-Packard Co. (b) 0.660% 10/07/15	3,000,000	2,999,670
Holcim US Finance SARL & Cie (b) 0.600% 10/16/15	4,246,000	4,244,939
Ingerosoll-Rand (b) 0.450% 10/21/15	3,000,000	2,999,250
Monsanto Co. (b) 0.580% 11/16/15	5,000,000	4,996,294

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Grid USA (b) 0.550% 10/08/15	$5,000,000	$4,999,465
Tate & Lyle International Finance PLC (b) 0.530% 11/12/15	5,895,000	5,891,355
WPP CP LLC (b) 0.520% 10/26/15	625,000	624,774
WPP CP LLC (b) 0.530% 10/19/15	2,786,000	2,785,262

		57,432,688

Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (g)	6,668,391	6,668,391

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	2,641	2,641

TOTAL SHORT-TERM INVESTMENTS (Cost $64,103,720)		64,103,720

TOTAL INVESTMENTS — 107.8% (Cost $581,813,333) (h)		669,500,365

Other Assets/ (Liabilities) — (7.8)%		(48,279,416)

NET ASSETS — 100.0%		$621,220,949

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $98,069,097 or 15.79% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2015, these securities amounted to a value of $235,350 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2015, these securities amounted to a value of $19,928 or 0.00% of net assets.
(g)	Maturity value of $6,668,393. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 10/31/21, and an aggregate market value, including accrued interest, of $6,804,038.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.1%

CORPORATE DEBT — 28.0%
Aerospace & Defense — 0.2%
The Boeing Co. 6.875% 3/15/39	$425,000	$587,454
TransDigm, Inc. 6.000% 7/15/22	360,000	335,700

		923,154

Agriculture — 0.1%
Reynolds American, Inc. 4.000% 6/12/22	545,000	569,480

Airlines — 0.3%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (a) 8.375% 5/10/20	750,000	633,750
Latam Airlines Group SA (b) 7.250% 6/09/20	600,000	531,000

		1,164,750

Apparel — 0.0%
Levi Strauss & Co. 5.000% 5/01/25	165,000	161,700

Auto Manufacturers — 0.3%
Ford Motor Co. 7.450% 7/16/31	430,000	534,151
General Motors Financial Co., Inc. 2.400% 4/10/18	130,000	129,001
General Motors Financial Co., Inc. 3.200% 7/13/20	630,000	621,514

		1,284,666

Automotive & Parts — 0.2%
American Axle & Manufacturing Inc, Series A 6.625% 10/15/22	270,000	271,350
Dana Holding Corp. 5.500% 12/15/24	80,000	77,000
Delphi Corp. 4.150% 3/15/24	540,000	544,551
The Goodyear Tire & Rubber Co. 7.000% 5/15/22	95,000	100,937

		993,838

Banks — 4.6%
Australia & New Zealand Banking Group Ltd. (b) 4.875% 1/12/21	990,000	1,111,616
Banco Continental SAECA (a) 8.875% 10/15/17	150,000	153,000
Banco de Costa Rica (a) 5.250% 8/12/18	750,000	751,875

	Principal Amount	Value
Banco do Brasil SA VRN (a) 9.000% 6/29/49	$500,000	$291,035
Banco GNB Sudameris SA (a) 7.500% 7/30/22	750,000	750,750
Banco Inbursa SA Institucion de Banca Multiple (a) 4.125% 6/06/24	400,000	386,400
Banco Nacional de Costa Rica (a) 4.875% 11/01/18	1,000,000	990,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand VRN (a) 5.950% 1/30/24	1,000,000	1,025,500
Bancolombia SA 6.125% 7/26/20	250,000	255,312
Bank of America Corp. 2.000% 1/11/18	845,000	848,125
Bank of Montreal 2.375% 1/25/19	570,000	578,467
BB&T Corp. 2.450% 1/15/20	575,000	580,447
BBVA Bancomer SA (a) 6.008% 5/17/22	500,000	505,000
Citigroup, Inc. 1.750% 5/01/18	850,000	844,672
CorpGroup Banking SA (a) 6.750% 3/15/23	750,000	713,437
Global Bank Corp. (a) 5.125% 10/30/19	1,000,000	1,010,000
The Goldman Sachs Group, Inc. 2.600% 4/23/20	555,000	556,510
Industrial Senior Trust (a) 5.500% 11/01/22	500,000	462,250
JP Morgan Chase & Co. 1.700% 3/01/18	550,000	548,749
JP Morgan Chase & Co. 4.250% 10/01/27	570,000	567,668
Morgan Stanley 2.650% 1/27/20	550,000	552,600
Morgan Stanley 3.750% 2/25/23	540,000	553,086
Oversea Chinese Banking Corp. Ltd. VRN (a) 4.000% 10/15/24	1,100,000	1,126,278
PNC Funding Corp. 3.300% 3/08/22	560,000	576,655
State Street Corp. 3.550% 8/18/25	285,000	290,768
The Toronto-Dominion Bank 1.750% 7/23/18	565,000	566,001
United Overseas Bank Ltd. VRN (a) 3.750% 9/19/24	900,000	916,551

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 3.550% 9/29/25	$1,140,000	$1,140,429

		18,653,181

Beverages — 0.2%
The Coca-Cola Co. 1.650% 11/01/18	560,000	565,546
PepsiCo, Inc. 3.100% 7/17/22	265,000	271,410

		836,956

Biotechnology — 0.1%
Amgen, Inc. 2.700% 5/01/22	285,000	279,478
Celgene Corp. 3.875% 8/15/25	285,000	285,053

		564,531

Building Materials — 0.2%
Union Andina de Cementos SAA (a) 5.875% 10/30/21	750,000	721,875

Chemicals — 0.4%
Ashland, Inc. 4.750% 8/15/22	155,000	145,119
The Dow Chemical Co. 3.000% 11/15/22	580,000	560,655
Grupo Idesa SA de CV (a) 7.875% 12/18/20	850,000	850,000
Hexion, Inc. 6.625% 4/15/20	170,000	144,500
Platform Specialty Products Corp. (b) 6.500% 2/01/22	80,000	68,800

		1,769,074

Commercial Services — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.500% 4/01/23	155,000	150,044
ENA Norte Trust (a) 4.950% 4/25/28	880,507	902,520
McGraw Hill Financial, Inc. (b) 4.400% 2/15/26	285,000	289,222
Service Corp. International 5.375% 1/15/22	275,000	283,250
United Rentals North America, Inc. 7.625% 4/15/22	175,000	185,500

		1,810,536

Computers — 0.5%
Apple, Inc. 0.900% 5/12/17	415,000	415,796
Hewlett Packard Enterprise Co. (c) 3.600% 10/15/20	455,000	454,873
International Business Machines Corp. 1.125% 2/06/18	875,000	872,882

	Principal Amount	Value
International Business Machines Corp. 1.250% 2/08/18	$235,000	$235,158

		1,978,709

Cosmetics & Personal Care — 0.1%
Revlon Consumer Products Corp. STEP 5.750% 2/15/21	356,000	345,320

Distribution & Wholesale — 0.0%
HD Supply, Inc. 7.500% 7/15/20	145,000	150,800

Diversified Financial — 2.5%
Air Lease Corp. 3.750% 2/01/22	545,000	542,126
Ally Financial, Inc. 4.125% 3/30/20	555,000	548,756
American Express Credit Corp. 2.250% 8/15/19	1,115,000	1,118,902
Bantrab Senior Trust (a) 9.000% 11/14/20	300,000	303,750
CIMPOR Financial Operations BV (a) 5.750% 7/17/24	750,000	503,250
Corp. Financiera de Desarrollo SA (b) 3.250% 7/15/19	500,000	500,375
Financiera Independencia SAB de CV (a) 7.500% 6/03/19	500,000	470,250
Fondo MIVIVIENDA SA (a) 3.375% 4/02/19	750,000	744,375
General Electric Capital Corp. 2.900% 1/09/17	1,110,000	1,137,904
Guanay Finance Ltd. (a) 6.000% 12/15/20	1,000,000	986,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	265,000	265,398
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	990,000	980,541
Synchrony Financial 3.000% 8/15/19	555,000	559,398
Tanner Servicios Financieros SA (a) 4.375% 3/13/18	1,000,000	993,917
Unifin Financiera S.A.P.I. de CV (a) 6.250% 7/22/19	500,000	468,750

		10,123,942

Electric — 1.8%
Abengoa Transmision Sur SA (a) 6.875% 4/30/43	1,000,000	1,045,000
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. (a) 9.500% 11/12/20	590,000	604,750
AES Gener SA (a) 5.250% 8/15/21	1,000,000	1,046,996

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Colbun SA (a) 6.000% 1/21/20	$500,000	$549,543
Comision Federal de Electricidad (a) 4.875% 5/26/21	1,000,000	1,036,250
Duke Energy Progress, Inc. 4.150% 12/01/44	570,000	573,479
Empresa de Energia de Bogota SA ESP (a) 6.125% 11/10/21	200,000	207,000
Empresa Electrica Guacolda SA (b) 4.560% 4/30/25	500,000	472,744
Israel Electric Corp. Ltd. (b) 5.000% 11/12/24	300,000	306,108
Midamerican Energy Holdings Co., Series A 6.500% 9/15/37	569,000	714,767
The Southern Co. 2.450% 9/01/18	825,000	834,141

		7,390,778

Electronics — 0.2%
Thermo Fisher Scientific, Inc. 3.300% 2/15/22	835,000	837,336

Engineering & Construction — 0.3%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	750,000	777,536
SBA Communications Corp. 5.625% 10/01/19	340,000	351,050

		1,128,586

Entertainment — 0.1%
Regal Entertainment Group 5.750% 3/15/22	145,000	142,463
Scientific Games International, Inc. (b) 7.000% 1/01/22	285,000	280,725

		423,188

Environmental Controls — 0.1%
Waste Management, Inc. 4.100% 3/01/45	475,000	444,837

Foods — 1.9%
Cencosud SA (a) 4.875% 1/20/23	800,000	768,635
Cencosud SA (a) 5.500% 1/20/21	150,000	155,820
Corp. Azucarera del Peru SA (a) 6.375% 8/02/22	500,000	412,500
Cosan Overseas Ltd. (a) 8.250% 11/29/49	600,000	465,000
Grupo Bimbo SAB de CV (a) 4.500% 1/25/22	200,000	206,700
JBS Investments GmbH (a) 7.250% 4/03/24	500,000	481,250

	Principal Amount	Value
JBS USA LLC/JBS USA Finance, Inc. (b) 5.750% 6/15/25	$110,000	$101,200
Kellogg Co. 7.450% 4/01/31	335,000	433,518
Kraft Heinz Foods Co. (b) 1.600% 6/30/17	565,000	565,869
The Kroger Co. 3.400% 4/15/22	835,000	851,181
Marfrig Holding Europe BV (a) 6.875% 6/24/19	1,000,000	857,500
Minerva Luxembourg SA VRN (a) 8.750% 12/29/49	1,000,000	880,000
Pilgrim’s Pride Corp. (b) 5.750% 3/15/25	80,000	78,600
Post Holdings, Inc. 7.375% 2/15/22	145,000	147,175
Tyson Foods, Inc. 3.950% 8/15/24	1,100,000	1,120,471

		7,525,419

Forest Products & Paper — 0.3%
Georgia-Pacific LLC (b) 3.600% 3/01/25	1,080,000	1,079,053

Hand & Machine Tools — 0.1%
Milacron LLC/Mcron Finance Corp. (b) 7.750% 2/15/21	215,000	219,300

Health Care – Products — 0.4%
Alere, Inc. 6.500% 6/15/20	335,000	340,025
Covidien International Finance SA 2.950% 6/15/23	715,000	705,683
Zimmer Biomet Holdings, Inc. 1.450% 4/01/17	565,000	563,865

		1,609,573

Health Care – Services — 0.7%
Anthem, Inc. 2.300% 7/15/18	555,000	557,352
HCA, Inc. 5.375% 2/01/25	155,000	153,450
Kindred Healthcare, Inc. (b) 8.000% 1/15/20	140,000	148,400
Laboratory Corp. of America Holdings 2.500% 11/01/18	555,000	561,162
Laboratory Corp. of America Holdings 4.700% 2/01/45	600,000	548,239
LifePoint Health, Inc. 5.500% 12/01/21	255,000	257,550
Select Medical Corp. 6.375% 6/01/21	295,000	287,625
Tenet Healthcare Corp. 6.750% 6/15/23	150,000	148,875

		2,662,653

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.4%
Argos Merger Sub, Inc. (b) 7.125% 3/15/23	$50,000	$50,563
Hutchison Whampoa International 12 Ltd. VRN (a) 6.000% 5/29/49	1,000,000	1,039,929
MUFG Americas Holdings Corp. 1.625% 2/09/18	560,000	558,570

		1,649,062

Home Builders — 0.1%
WCI Communities, Inc. 6.875% 8/15/21	235,000	243,813

Household Products — 0.1%
Spectrum Brands, Inc. (b) 5.750% 7/15/25	475,000	484,500

Insurance — 0.6%
Liberty Mutual Group, Inc. (b) 6.500% 5/01/42	710,000	843,797
MetLife, Inc. 4.125% 8/13/42	1,185,000	1,125,283
TIAA Asset Management Finance Co. LLC (b) 2.950% 11/01/19	550,000	557,644

		2,526,724

Internet — 0.5%
Alibaba Group Holding Ltd. (b) 3.600% 11/28/24	1,165,000	1,088,296
Amazon.com, Inc. 3.800% 12/05/24	280,000	286,615
Tencent Holdings Ltd. (a) 3.800% 2/11/25	500,000	481,429

		1,856,340

Investment Companies — 0.1%
Grupo Aval Ltd. (a) 5.250% 2/01/17	400,000	407,000

Iron & Steel — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (b) 6.375% 5/01/22	450,000	425,250
Steel Dynamics, Inc. 5.125% 10/01/21	255,000	241,613

		666,863

Leisure Time — 0.2%
NCL Corp. Ltd. (b) 5.250% 11/15/19	350,000	356,783
Viking Cruises Ltd. (b) 8.500% 10/15/22	365,000	399,675

		756,458

	Principal Amount	Value
Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	$95,000	$97,375
Station Casinos LLC 7.500% 3/01/21	165,000	171,600

		268,975

Machinery – Construction & Mining — 0.1%
Terex Corp. 6.000% 5/15/21	270,000	261,225

Manufacturing — 0.1%
Gates Global LLC/Gates Global Co. (b) 6.000% 7/15/22	455,000	366,275

Media — 1.0%
21st Century Fox America, Inc. 4.750% 9/15/44	280,000	275,627
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/23	40,000	36,876
CCO Holdings LLC/CCO Holdings Capital Corp. 5.250% 9/30/22	330,000	309,375
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b) 6.375% 9/15/20	215,000	202,369
Comcast Corp. 4.400% 8/15/35	560,000	563,575
Gray Television, Inc. 7.500% 10/01/20	277,000	283,925
TEGNA, Inc. (b) 4.875% 9/15/21	520,000	509,600
Time Warner, Inc. 3.600% 7/15/25	290,000	283,968
Tribune Media Co. (b) 5.875% 7/15/22	205,000	198,850
TV Azteca SAB de CV (a) 7.500% 5/25/18	550,000	484,000
VTR Finance BV (a) 6.875% 1/15/24	1,000,000	907,500

		4,055,665

Mining — 0.6%
Cia Minera Ares SAC (a) 7.750% 1/23/21	750,000	717,000
Freeport-McMoRan, Inc. 3.875% 3/15/23	1,000,000	743,750
Vedanta Resources PLC (a) 7.125% 5/31/23	500,000	308,796
Volcan Cia Minera SAA (a) 5.375% 2/02/22	600,000	496,500

		2,266,046

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Multi-National — 0.3%
Banco Latinoamericano de Comercio Exterior SA (b) 3.250% 5/07/20	$1,150,000	$1,141,375

Office Equipment/Supplies — 0.2%
CDW LLC/CDW Finance Corp. 6.000% 8/15/22	165,000	172,466
Xerox Corp. 2.950% 3/15/17	545,000	554,312

		726,778

Oil & Gas — 2.4%
Apache Corp. 4.750% 4/15/43	170,000	153,402
BP Capital Markets PLC 3.062% 3/17/22	550,000	551,273
Chevron Corp. 1.365% 3/02/18	550,000	550,498
CNOOC Finance 2015 Australia Pty Ltd. 2.625% 5/05/20	1,000,000	985,682
CNPC General Capital Ltd. (a) 2.750% 5/14/19	200,000	200,439
ConocoPhillips 6.500% 2/01/39	450,000	544,360
Delek & Avner Tamar Bond Ltd. (b) 4.435% 12/30/20	1,000,000	1,008,750
Devon Energy Corp. 6.300% 1/15/19	495,000	554,148
Ecopetrol SA 5.875% 5/28/45	1,000,000	762,500
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	107,000	92,020
Memorial Production Partners LP/Memorial Production Finance Corp. 6.875% 8/01/22	500,000	305,000
ONGC Videsh Ltd. (a) 3.250% 7/15/19	750,000	754,470
Pacific Exploration and Production Corp (a) 5.625% 1/19/25	500,000	174,850
Petroleos Mexicanos (b) 5.625% 1/23/46	1,215,000	988,828
Phillips 66 4.875% 11/15/44	50,000	47,847
Phillips 66 5.875% 5/01/42	200,000	216,476
Sanchez Energy Corp. 6.125% 1/15/23	110,000	73,700
SandRidge Energy, Inc. (b) 8.750% 6/01/20	60,000	36,375
Seven Generations Energy Ltd. (b) 8.250% 5/15/20	195,000	183,300

	Principal Amount	Value
Sinopec Group Overseas Development 2015 Ltd. (b) 2.500% 4/28/20	$1,000,000	$985,482
Triangle USA Petroleum Corp. (b) 6.750% 7/15/22	375,000	157,500
Ultra Petroleum Corp. (b) 5.750% 12/15/18	315,000	226,800

		9,553,700

Packaging & Containers — 0.2%
Berry Plastics Corp. 5.500% 5/15/22	195,000	189,637
Plastipak Holdings, Inc. (b) 6.500% 10/01/21	440,000	420,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 8.250% 2/15/21	340,000	339,150

		948,987

Pharmaceuticals — 0.8%
AbbVie, Inc. 4.700% 5/14/45	580,000	562,737
Actavis Funding SCS 2.350% 3/12/18	1,115,000	1,119,437
Baxalta, Inc. (b) 5.250% 6/23/45	415,000	418,879
Cardinal Health, Inc. 1.950% 6/15/18	580,000	580,624
Quintiles Transnational Corp. (b) 4.875% 5/15/23	160,000	158,400
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	595,000	569,854

		3,409,931

Pipelines — 0.8%
Energy Transfer Partners LP 4.750% 1/15/26	565,000	519,849
Enterprise Products Operating Co. 3.700% 2/15/26	425,000	401,603
Gibson Energy, Inc. (b) 6.750% 7/15/21	230,000	221,087
Kinder Morgan Energy Partners LP 6.950% 1/15/38	535,000	530,142
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (b) 6.250% 10/15/22	350,000	341,250
Transportadora de Gas Internacional SA ESP (a) 5.700% 3/20/22	1,000,000	1,005,000

		3,018,931

Real Estate Investment Trusts (REITS) — 0.3%
Boston Properties LP 4.125% 5/15/21	530,000	564,487

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Simon Property Group LP 4.125% 12/01/21	$520,000	$556,366

		1,120,853

Retail — 0.6%
Asbury Automotive Group, Inc. 6.000% 12/15/24	70,000	72,450
Family Tree Escrow LLC (b) 5.750% 3/01/23	41,000	42,538
Grupo Elektra SAB DE CV (a) 7.250% 8/06/18	400,000	380,000
Home Depot, Inc. 3.350% 9/15/25	290,000	295,326
Rite Aid Corp. (b) 6.125% 4/01/23	90,000	89,325
Sally Holdings LLC/Sally Capital, Inc. 5.750% 6/01/22	195,000	203,287
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	1,195,000	1,145,550

		2,228,476

Software — 0.5%
Activision Blizzard, Inc. (b) 5.625% 9/15/21	137,000	144,193
Audatex North America, Inc. (b) 6.000% 6/15/21	150,000	150,298
Ensemble S Merger Sub, Inc. (b) 9.000% 9/30/23	210,000	203,175
Infor US, Inc. (b) 6.500% 5/15/22	300,000	275,250
Oracle Corp. 2.250% 10/08/19	1,095,000	1,107,628

		1,880,544

Telecommunications — 1.5%
AT&T, Inc. 3.400% 5/15/25	580,000	553,608
British Telecommunications PLC 5.950% 1/15/18	1,025,000	1,123,354
Cisco Systems, Inc. 1.650% 6/15/18	550,000	554,007
CommScope, Inc. (b) 5.000% 6/15/21	155,000	151,512
Digicel Group Ltd. (a) 7.125% 4/01/22	1,000,000	862,500
Frontier Communications Corp. (b) 10.500% 9/15/22	50,000	48,750
Intelsat Jackson Holdings SA 5.500% 8/01/23	220,000	181,500
Level 3 Communications, Inc. 5.750% 12/01/22	205,000	201,156
Orange SA 2.750% 9/14/16	550,000	558,606
Telefonica Celular del Paraguay SA (a) 6.750% 12/13/22	500,000	482,500

	Principal Amount	Value
Verizon Communications, Inc. 4.400% 11/01/34	$1,200,000	$1,116,550

		5,834,043

Transportation — 0.3%
Air Medical Merger Sub Corp. (b) 6.375% 5/15/23	205,000	186,038
Burlington Northern Santa Fe LLC 4.550% 9/01/44	565,000	554,177
FedEx Corp. 4.100% 2/01/45	625,000	566,136

		1,306,351

TOTAL CORPORATE DEBT (Cost $117,445,463)		112,352,150

MUNICIPAL OBLIGATIONS — 3.7%
Arizona Transportation BRD Highway 5.000% 7/01/32	1,050,000	1,227,040
Central Puget Sound Regional Transit Authority 5.000% 11/01/32	600,000	713,982
East Bay Municipal Utility District Water System Revenue 5.000% 6/01/31	700,000	838,649
Gwinnett County School District 5.000% 2/01/31	1,310,000	1,587,261
New York State Dormitory Authority 5.000% 3/15/33	1,110,000	1,282,494
State of California 5.000% 8/01/33	1,290,000	1,494,994
State of Louisiana 5.000% 5/01/28	750,000	884,933
State of Minnesota 5.000% 8/01/33	1,050,000	1,252,104
State of Nevada 5.000% 11/01/26	1,100,000	1,340,130
State of Oregon Department of Transportation 5.000% 11/15/29	1,100,000	1,318,834
State of Washington 5.000% 7/01/33	1,050,000	1,218,305
The University of Texas Revenue 5.000% 8/15/27	1,300,000	1,576,406

		14,735,132

TOTAL MUNICIPAL OBLIGATIONS (Cost $14,565,223)		14,735,132

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.3%
Commercial MBS — 5.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM 5.363% 2/11/44	600,000	616,502

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BXHTL Mortgage Trust, Series 2015-JWRZ (b) 1.437% 5/15/29	$700,000	$698,419
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C 4.200% 6/10/48	700,000	659,616
COMM Mortgage Trust, Series 2015-CR22, Class D VRN (b) 4.266% 3/10/48	650,000	547,034
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX 5.475% 3/10/39	650,000	677,199
Commercial Mortgage Trust, Series 2007-GG11, Class AM VRN 5.867% 12/10/49	650,000	681,585
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A1AM VRN 6.147% 9/15/39	800,000	850,216
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class AM VRN (b) 6.270% 2/15/41	700,000	761,322
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA VRN 1.777% 2/10/46	5,781,228	514,884
GS Mortgage Securities Trust, Series 2014-GC20, Class XA VRN 1.360% 4/10/47	7,873,404	548,695
GS Mortgage Securities Trust, Series 2015-GC32, Class B VRN 4.550% 7/10/48	610,400	631,102
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ VRN 5.598% 4/10/38	650,000	654,304
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class C FRN (b) 2.457% 1/15/32	700,000	692,370
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	600,000	613,682
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ VRN 6.279% 2/12/51	510,000	531,347
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA VRN 0.871% 7/15/48	11,239,444	493,435
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA VRN 1.104% 5/15/48	12,474,598	640,509

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA VRN 1.161% 11/15/47	$5,229,584	$334,107
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA VRN 1.349% 10/15/48	8,980,604	650,961
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B VRN 4.457% 7/15/48	610,000	607,098
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ VRN 5.323% 11/15/40	206,199	206,278
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ 5.484% 2/15/40	1,160,000	1,195,820
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM VRN 5.493% 2/15/40	700,000	728,296
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AJ VRN 6.069% 6/12/46	600,000	603,375
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	175,000	178,286
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	614,456
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C 4.274% 7/15/50	650,000	644,608
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AM 5.383% 12/15/43	650,000	672,137
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ VRN 5.632% 10/15/48	1,160,000	1,179,017
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C32, Class AMFX (b) 5.703% 6/15/49	415,000	439,075
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA 0.954% 7/15/58	12,986,440	675,401

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA VRN 1.339% 8/15/47	$7,913,318	$567,067

		20,108,203

Home Equity ABS — 1.2%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	6,463,859	4,741,638

Other ABS — 6.4%
Adams Mill CLO Ltd., Series 2014-1A, Class A1 FRN (b) 1.769% 7/15/26	500,000	495,575
Apidos Cinco CDO Ltd., Series 2007-CA, Class B FRN (b) 1.109% 5/14/20	1,000,000	970,124
ARES XII CLO Ltd., Series 2007-12A, Class C FRN (b) 2.329% 11/25/20	1,000,000	986,214
Atrium V, Series 5A, Class A4 FRN (b) 0.723% 7/20/20	1,000,000	966,497
Baker Street Funding CLO Ltd., Series 2005-1A, Class B FRN (b) 0.787% 12/15/18	299,000	294,516
BlueMountain CLO II Ltd., Series 2006-2A, Class C FRN (b) 1.124% 7/15/18	1,025,000	986,125
BlueMountain CLO Ltd., Series 2013-1A, Class A1 1.521% 5/15/25	1,000,000	987,801
BlueMountain CLO Ltd., Series 2015-2A, Class C FRN (b) 2.976% 7/18/27	1,000,000	980,525
BlueMountain CLO Ltd., Series 2012-2A, Class C FRN (b) 3.083% 11/20/24	1,000,000	985,950
BlueMountain CLO Ltd., Series 2015-3A, Class B FRN (b) 3.433% 10/20/27	1,000,000	998,603
BlueMountain CLO Ltd., Series 2015-2A, Class D FRN (b) 3.826% 7/18/27	1,000,000	944,373
BlueMountain CLO Ltd., Series 2015-3A, Class C FRN (b) 3.883% 10/20/27	1,000,000	947,829
Carlyle High Yield Partners VIII Ltd., Series 2006-8A, Class A2A FRN (b) 0.573% 5/21/21	358,192	355,017
Dryden XXV Senior Loan Fund, Series 2012-25A, Class D FRN (b) 4.289% 1/15/25	833,000	826,229
Duane Street CLO III Ltd., Series 2006-3A, Class D FRN (b) 1.786% 1/11/21	1,000,000	980,625

	Principal Amount	Value
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D (b) 3.668% 7/20/27	$1,000,000	$948,383
LCM VI Ltd., Series 6A, Class D FRN (b) 2.575% 5/28/19	1,000,000	984,408
LCM XVIII LP, Series 19A, Class D FRN (b) 3.782% 7/15/27	1,000,000	929,458
Limerock CLO I, Series 2007-1A, Class B FRN (b) 0.923% 4/24/23	1,000,000	938,861
Madison Park Funding Ltd., Series 2007-6A, Class C FRN (b) 1.295% 7/26/21	1,000,000	952,527
Madison Park Funding Ltd., Series 2015-18A, Class D2 (b) 4.261% 10/21/26	1,000,000	986,271
Madison Park Funding XIV Ltd., Series 2014-14A, Class D FRN (b) 3.887% 7/20/26	1,000,000	955,439
MAPS CLO Fund II Ltd., Series 2007-2A, Class B FRN (b) 1.187% 7/20/22	500,000	473,441
Marea CLO Ltd., Series 2012-1A, Class DR FRN (b) 4.039% 10/15/23	1,000,000	991,728
Merrill Lynch Mortgage Investors Trust Series, Series 2006-OPT1, Class A2C FRN 0.344% 8/25/37	3,539,787	2,895,285
Sierra CLO II Ltd., Series 2006-2A, Class A3L FRN (b) 1.015% 1/22/21	1,000,000	979,525
Venture VI CDO Ltd., Series 2006-1A, Class B FRN (b) 0.940% 8/03/20	1,000,000	932,159

		25,673,488

WL Collateral CMO — 14.8%
Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	3,685,852	3,114,921
Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	6,157,651	4,821,445
CHL Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1 FRN 2.596% 2/25/47	3,529,720	3,081,445
CHL Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	3,635,608	3,435,442
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A FRN 2.760% 4/25/37	5,312,795	4,805,468

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	$5,318,064	$4,865,217
CSMC Trust, Series 2013-IVR4, Class A11 VRN (b) 3.496% 7/25/43	5,028,320	5,077,773
CSMC Trust, Series 2015-RPL3, Class A1 STEP (b) 3.750% 12/25/56	5,867,906	5,825,189
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A FRN 0.386% 12/19/36	2,730,090	1,991,418
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1 FRN 2.764% 5/25/37	5,272,366	4,127,520
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1 2.512% 7/25/35	1,618,096	1,366,318
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, Series 2006-AR1, Class 2A1 FRN 2.994% 2/25/36	5,036,336	3,994,564
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3 VRN (b) 6.499% 10/26/37	2,121,481	1,953,715
RFMSI Series Trust, Series 2007-S4, Class A5 FRN 6.000% 4/25/37	1,064,044	1,009,446
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2 FRN 2.532% 10/25/37	3,461,714	2,911,118
Towd Point Mortgage Trust, Series 2015-2, Class 1A13 VRN (b) 2.500% 11/25/60	5,684,297	5,577,051
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5 STEP 6.350% 5/25/36	2,231,111	1,685,158

		59,643,208

WL Collateral PAC — 0.9%
Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	4,107,465	3,706,014

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $115,363,731)		113,872,551

SOVEREIGN DEBT OBLIGATIONS — 1.4%
Colombia Government International Bond 4.375% 7/12/21	2,500,000	2,546,250

	Principal Amount	Value
Panama Government International Bond 5.200% 1/30/20	$500,000	$539,375
Peruvian Government International Bond 4.125% 8/25/27	100,000	98,000
United Mexican States 3.500% 1/21/21	1,400,000	1,424,500
United Mexican States 4.000% 10/02/23	800,000	814,800

		5,422,925

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,596,532)		5,422,925

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 15.2%
Collateralized Mortgage Obligations — 6.8%
Federal Home Loan Mortgage Corp. Series 4481, Class B 3.000% 12/15/42	9,865,171	10,136,583
Series 4483, Class CA 3.000% 6/15/44	9,672,069	9,940,004
Government National Mortgage Association
Series 2015-74, Class LZ 3.500% 5/20/45	2,897,805	2,764,305
Series 2015-92, Class CZ 3.500% 6/20/45	4,610,846	4,373,457

		27,214,349

Pass-Through Securities — 8.4%
Federal Home Loan Mortgage Corp.
Pool #G08635 3.000% 4/01/45	11,786,131	11,919,185
Pool #G08653 3.000% 7/01/45	2,980,983	3,014,636
Pool #G08658 3.000% 8/01/45	4,987,954	5,044,264
Pool #G08632 3.500% 3/01/45	4,852,648	5,052,441
Federal National Mortgage Association
Pool #MA2248 3.000% 4/01/45	3,915,582	3,934,549
Pool #AX2501 4.000% 10/01/44	4,595,737	4,909,539

		33,874,614

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $60,049,317)		61,088,963

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 20.5%
U.S. Treasury Bonds & Notes — 20.5%
U.S. Treasury Bond 2.750% 11/15/42	$4,760,000	$4,635,764
U.S. Treasury Bond 3.000% 11/15/44	10,000,000	10,213,727
U.S. Treasury Bond 3.625% 2/15/44	2,760,000	3,172,900
U.S. Treasury Inflation Index 0.125% 4/15/19	10,286,850	10,251,762
U.S. Treasury Note 0.250% 12/31/15	680,000	680,319
U.S. Treasury Note 0.375% 3/31/16	4,570,000	4,575,021
U.S. Treasury Note 1.750% 2/28/22	8,580,000	8,609,745
U.S. Treasury Note 1.750% 3/31/22	8,090,000	8,112,832
U.S. Treasury Note 1.750% 5/15/23	4,440,000	4,402,191
U.S. Treasury Note 2.000% 8/31/21	8,590,000	8,780,591
U.S. Treasury Note 2.125% 1/31/21	1,910,000	1,971,030
U.S. Treasury Note 2.250% 3/31/21	8,230,000	8,544,411
U.S. Treasury Note 2.250% 11/15/24	7,700,000	7,844,225
U.S. Treasury Note 2.375% 8/15/24	500,000	515,015

		82,309,533

TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,498,836)		82,309,533

TOTAL BONDS & NOTES (Cost $394,519,102)		389,781,254

	Number of Shares

MUTUAL FUNDS — 2.4%
Diversified Financial — 2.4%
DoubleLine Floating Rate Fund	984,986	9,830,164

TOTAL MUTUAL FUNDS (Cost $10,036,902)		9,830,164

TOTAL LONG-TERM INVESTMENTS (Cost $404,556,004)		399,611,418

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (d)	$5,275,845	$5,275,845

Time Deposits — 0.0%
Euro Time Deposit, 0.010% 10/01/15	29,561	29,561

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.250% 11/30/15	970,000	970,280

TOTAL SHORT-TERM INVESTMENTS (Cost $6,275,686)		6,275,686

TOTAL INVESTMENTS — 101.0% (Cost $410,831,690) (e)		405,887,104

Other Assets/(Liabilities) — (1.0)%		(4,096,533)

NET ASSETS — 100.0%		$401,790,571

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, these securities amounted to a value of $34,079,620 or 8.48% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $62,215,145 or 15.48% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Maturity value of $5,275,847. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $5,384,731.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 2.0%
Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	86,867	$4,186,990
Eastman Chemical Co.	35,770	2,315,034
LyondellBasell Industries NV Class A	24,622	2,052,490

		8,554,514

Foods — 0.2%
BHP Billiton Ltd. Sponsored ADR (Australia) (a)	47,940	1,515,863

Mining — 0.7%
Vulcan Materials Co.	56,422	5,032,842

		15,103,219

Communications — 8.2%
Advertising — 0.5%
Omnicom Group, Inc.	55,383	3,649,740

Internet — 1.5%
Alphabet, Inc. Class A (b)	6,700	4,277,079
Liberty Interactive Corp. QVC Group (b)	133,839	3,510,597
Symantec Corp.	190,321	3,705,550

		11,493,226

Media — 3.0%
CBS Corp. Class B (Non-Voting)	36,590	1,459,941
Comcast Corp. Class A	94,893	5,397,514
DISH Network Corp. Class A (b)	76,790	4,479,929
Liberty Global PLC Series A (b)	62,463	2,682,161
Viacom, Inc. Class B	60,100	2,593,315
The Walt Disney Co.	58,330	5,961,326

		22,574,186

Telecommunications — 3.2%
Cisco Systems, Inc.	172,700	4,533,375
QUALCOMM, Inc.	78,505	4,218,073
T-Mobile US, Inc. (b)	60,370	2,403,330
Verizon Communications, Inc.	202,243	8,799,593
Vodafone Group PLC Sponsored ADR (United Kingdom)	119,576	3,795,342

		23,749,713

		61,466,865

Consumer, Cyclical — 9.0%
Airlines — 0.3%
Delta Air Lines, Inc.	54,110	2,427,916

Apparel — 0.6%
Ralph Lauren Corp.	38,537	4,553,532

	Number of Shares	Value
Auto Manufacturers — 1.0%
Ford Motor Co.	265,990	$3,609,484
General Motors Co.	128,877	3,868,888

		7,478,372

Automotive & Parts — 0.8%
Johnson Controls, Inc.	149,830	6,196,969

Entertainment — 0.4%
Cinemark Holdings, Inc.	92,420	3,002,726

Home Builders — 0.3%
Lennar Corp. Class A	47,740	2,297,726

Home Furnishing — 0.2%
Whirlpool Corp.	7,990	1,176,607

Household Products — 0.7%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom) (a)	306,890	5,600,742

Housewares — 0.2%
Newell Rubbermaid, Inc.	31,420	1,247,688

Leisure Time — 1.4%
Carnival Corp.	143,800	7,146,860
Harley-Davidson, Inc.	54,380	2,985,462

		10,132,322

Retail — 3.1%
Costco Wholesale Corp.	23,000	3,325,110
CVS Health Corp.	41,819	4,034,697
Kohl’s Corp.	125,430	5,808,663
Lowe’s Cos., Inc.	57,955	3,994,259
Wal-Mart Stores, Inc.	39,640	2,570,258
Walgreens Boots Alliance, Inc.	44,040	3,659,724

		23,392,711

		67,507,311

Consumer, Non-cyclical — 21.2%
Agriculture — 1.3%
Philip Morris International, Inc.	86,312	6,847,131
Reynolds American, Inc.	62,920	2,785,468

		9,632,599

Beverages — 1.8%
The Coca-Cola Co.	78,670	3,156,240
PepsiCo, Inc.	110,842	10,452,401

		13,608,641

Biotechnology — 0.8%
Amgen, Inc.	23,920	3,308,615
Gilead Sciences, Inc.	24,490	2,404,673

		5,713,288

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	33,890	2,438,047

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.2%
The Kraft Heinz Co.	57,160	$4,034,353
Mondelez International, Inc. Class A	118,999	4,982,488

		9,016,841

Health Care – Products — 0.9%
Baxter International, Inc.	44,450	1,460,182
Medtronic PLC	77,303	5,174,663

		6,634,845

Health Care – Services — 3.6%
HCA Holdings, Inc. (b)	85,906	6,645,688
Thermo Fisher Scientific, Inc.	28,880	3,531,447
UnitedHealth Group, Inc.	147,627	17,126,208

		27,303,343

Pharmaceuticals — 11.3%
AbbVie, Inc.	59,922	3,260,356
Allergan PLC (b)	14,444	3,926,024
Baxalta, Inc.	59,390	1,871,379
Cardinal Health, Inc.	106,860	8,208,985
Eli Lilly & Co.	157,709	13,198,666
Express Scripts Holding Co. (b)	56,991	4,613,991
Merck & Co., Inc.	190,006	9,384,396
Pfizer, Inc.	602,208	18,915,353
Quintiles Transnational Holdings, Inc. (b)	40,720	2,832,890
Roche Holding AG Sponsored ADR (Switzerland)	88,150	2,904,543
Sanofi ADR (France)	63,035	2,992,272
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	225,893	12,753,919

		84,862,774

		159,210,378

Energy — 8.9%
Oil & Gas — 6.9%
Anadarko Petroleum Corp.	87,660	5,293,787
Apache Corp.	46,690	1,828,380
BP PLC Sponsored ADR (United Kingdom)	150,370	4,595,307
Chesapeake Energy Corp. (a)	278,210	2,039,279
Chevron Corp.	53,717	4,237,197
ConocoPhillips	83,810	4,019,528
Hess Corp.	68,348	3,421,501
Marathon Oil Corp.	236,389	3,640,391
Occidental Petroleum Corp.	42,900	2,837,835
Phillips 66	41,940	3,222,670
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	78,229	3,707,272
Suncor Energy, Inc.	365,660	9,770,435
Valero Energy Corp.	56,609	3,402,201

		52,015,783

	Number of Shares	Value
Oil & Gas Services — 1.5%
Halliburton Co.	139,652	$4,936,699
National Oilwell Varco, Inc.	63,768	2,400,865
Schlumberger Ltd.	57,560	3,969,913

		11,307,477

Pipelines — 0.5%
Enbridge, Inc.	105,530	3,918,329

		67,241,589

Financial — 24.6%
Banks — 6.1%
Bank of America Corp.	806,546	12,565,987
Capital One Financial Corp.	47,600	3,451,952
Fifth Third Bancorp	306,423	5,794,459
Intesa Sanpaolo SpA Sponsored ADR (Italy) (a)	130,680	2,779,563
PNC Financial Services Group, Inc.	54,395	4,852,034
State Street Corp.	61,906	4,160,702
Wells Fargo & Co.	136,214	6,994,589
Zions Bancorp	196,906	5,422,791

		46,022,077

Diversified Financial — 12.3%
Ally Financial, Inc. (b)	446,130	9,092,129
American Express Co.	48,031	3,560,538
Ameriprise Financial, Inc.	42,670	4,656,577
Citigroup, Inc.	434,891	21,574,943
Discover Financial Services	103,135	5,361,989
FNF Group	119,252	4,229,868
The Goldman Sachs Group, Inc.	39,180	6,807,917
Invesco Ltd.	50,450	1,575,554
JP Morgan Chase & Co.	379,055	23,110,983
Legg Mason, Inc.	71,061	2,956,848
Morgan Stanley	231,750	7,300,125
T. Rowe Price Group, Inc.	33,390	2,320,605

		92,548,076

Insurance — 4.9%
American International Group, Inc.	295,074	16,766,105
Aon PLC	54,460	4,825,701
Genworth Financial, Inc. Class A (b)	384,270	1,775,327
MetLife, Inc.	103,044	4,858,524
The Travelers Cos., Inc.	42,709	4,250,827
Unum Group	136,034	4,363,971

		36,840,455

Real Estate Investment Trusts (REITS) — 1.3%
Equity Residential	36,170	2,717,090
Public Storage	16,960	3,589,245
Weyerhaeuser Co.	128,781	3,520,873

		9,827,208

		185,237,816

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 11.5%
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	23,520	$4,875,931
Northrop Grumman Corp.	30,232	5,017,000
United Technologies Corp.	58,002	5,161,598

		15,054,529

Building Materials — 0.5%
Louisiana-Pacific Corp. (b)	256,060	3,646,294

Electronics — 1.3%
Knowles Corp. (a) (b)	182,149	3,357,006
TE Connectivity Ltd.	110,710	6,630,422

		9,987,428

Environmental Controls — 0.6%
Waste Management, Inc.	89,000	4,433,090

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	45,010	2,941,854
Ingersoll-Rand PLC	58,942	2,992,485

		5,934,339

Manufacturing — 3.9%
Danaher Corp.	105,048	8,951,140
Eaton Corp. PLC	183,527	9,414,935
Honeywell International, Inc.	51,648	4,890,549
Parker Hannifin Corp.	21,523	2,094,188
Pentair PLC	73,919	3,772,826

		29,123,638

Packaging & Containers — 0.6%
Sealed Air Corp.	103,677	4,860,378

Transportation — 1.8%
American ExpressNorfolk Southern Corp.	60,818	4,646,495
CSX Corp.	185,720	4,995,868
FedEx Corp.	26,630	3,834,188

		13,476,551

		86,516,247

Technology — 8.6%
Computers — 3.2%
Apple, Inc.	66,081	7,288,734
EMC Corp.	180,254	4,354,937
International Business Machines Corp.	26,950	3,906,942
SanDisk Corp.	48,780	2,650,217
Synopsys, Inc. (b)	86,400	3,989,952
Western Digital Corp.	22,210	1,764,362

		23,955,144

Internet — 0.4%
Check Point Software Technologies Ltd. (b)	40,350	3,200,965

	Number of Shares	Value
Semiconductors — 2.5%
Broadcom Corp. Class A	151,140	$7,773,130
Intel Corp.	179,890	5,421,885
Micron Technology, Inc. (b)	181,486	2,718,660
Texas Instruments, Inc.	55,410	2,743,903

		18,657,578

Software — 2.5%
Microsoft Corp.	324,953	14,382,420
Oracle Corp.	120,140	4,339,457

		18,721,877

		64,535,564

Utilities — 3.8%
Electric — 3.8%
Calpine Corp. (b)	162,611	2,374,121
Edison International	173,060	10,914,894
NextEra Energy, Inc.	68,731	6,704,709
PG&E Corp.	119,892	6,330,298
WEC Energy Group, Inc.	49,020	2,559,824

		28,883,846

TOTAL COMMON STOCK (Cost $645,316,131)		735,702,835

TOTAL EQUITIES (Cost $645,316,131)		735,702,835

MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	8,874,866	8,874,866

TOTAL MUTUAL FUNDS (Cost $8,874,866)		8,874,866

TOTAL LONG-TERM INVESTMENTS (Cost $654,190,997)		744,577,701

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (d)	$14,712,479	14,712,479

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	64,724	64,724

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $14,777,203)	$14,777,203

TOTAL INVESTMENTS — 101.0% (Cost $668,968,200) (e)	759,354,904

Other Assets/(Liabilities) — (1.0)%	(7,342,716)

NET ASSETS — 100.0%	$752,012,188

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $8,639,762 or 1.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $14,712,483. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $15,013,350.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.7%
Chemicals — 2.4%
Eastman Chemical Co.	300	$19,416
LyondellBasell Industries NV Class A	1,660	138,378
Praxair, Inc.	200	20,372
Rayonier Advanced Materials, Inc.	2,000	12,240
The Sherwin-Williams Co.	1,170	260,652

		451,058

Forest Products & Paper — 0.3%
International Paper Co.	1,300	49,127

		500,185

Communications — 7.7%
Internet — 2.6%
Alphabet, Inc. Class C (a)	50	30,421
CDW Corp.	7,600	310,536
VeriSign, Inc. (a)	1,900	134,064

		475,021

Media — 4.1%
Cablevision Systems Corp. Class A	10,100	327,947
DISH Network Corp. Class A (a)	800	46,672
FactSet Research Systems, Inc.	2,250	359,572
News Corp. Class A	2,400	30,288

		764,479

Telecommunications — 1.0%
Palo Alto Networks, Inc. (a)	1,080	185,760

		1,425,260

Consumer, Cyclical — 16.3%
Apparel — 0.2%
Deckers Outdoor Corp. (a)	500	29,030

Automotive & Parts — 3.0%
The Goodyear Tire & Rubber Co.	13,300	390,089
Lear Corp.	1,490	162,082

		552,171

Entertainment — 1.1%
Cinemark Holdings, Inc.	6,500	211,185

Home Furnishing — 0.5%
Sony Corp. Sponsored ADR (Japan) (a)	3,600	88,200

Lodging — 1.7%
Choice Hotels International, Inc.	4,800	228,720
Wyndham Worldwide Corp.	1,300	93,470

		322,190

Retail — 9.8%
Costco Wholesale Corp.	200	28,914
CVS Health Corp.	4,000	385,920

	Number of Shares	Value
Dillard’s, Inc. Class A	440	$38,452
The Home Depot, Inc.	2,590	299,119
L Brands, Inc.	3,300	297,429
Lowe’s Cos., Inc.	4,000	275,680
Nordstrom, Inc.	1,700	121,907
O’Reilly Automotive, Inc. (a)	360	90,000
Staples, Inc.	7,000	82,110
Target Corp.	2,500	196,650

		1,816,181

		3,018,957

Consumer, Non-cyclical — 31.1%
Agriculture — 3.0%
Altria Group, Inc.	6,700	364,480
Archer-Daniels-Midland Co.	1,200	49,740
Bunge Ltd.	1,900	139,270

		553,490

Beverages — 0.1%
The Coca-Cola Co.	700	28,084

Biotechnology — 3.1%
Amgen, Inc.	1,400	193,648
Biogen, Inc. (a)	170	49,608
Gilead Sciences, Inc.	3,330	326,973

		570,229

Commercial Services — 6.4%
Alliance Data Systems Corp. (a)	350	90,643
Donnelley (R.R.) & Sons Co.	3,300	48,048
Equifax, Inc.	3,400	330,412
Moody’s Corp.	1,150	112,930
SEI Investments Co.	2,300	110,929
Vantiv, Inc. Class A (a)	2,100	94,332
Visa, Inc. Class A	2,600	181,116
Western Union Co.	11,500	211,140

		1,179,550

Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.	1,070	87,312

Foods — 0.8%
Pilgrim’s Pride Corp.	4,300	89,354
Seaboard Corp. (a)	20	61,580

		150,934

Health Care – Products — 1.4%
Johnson & Johnson	300	28,005
Medtronic PLC	300	20,082
Varian Medical Systems, Inc. (a)	2,800	206,584

		254,671

Health Care – Services — 8.3%
Aetna, Inc.	1,730	189,279
Anthem, Inc.	1,140	159,600
Centene Corp. (a)	6,200	336,226

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cigna Corp.	2,170	$292,994
Health Net, Inc. (a)	3,800	228,836
Humana, Inc.	1,310	234,490
UnitedHealth Group, Inc.	940	109,049

		1,550,474

Pharmaceuticals — 7.5%
Alnylam Pharmaceuticals, Inc. (a)	960	77,145
AmerisourceBergen Corp.	3,330	316,317
Bristol-Myers Squibb Co.	3,900	230,880
Cardinal Health, Inc.	3,700	284,234
Eli Lilly & Co.	300	25,107
Herbalife Ltd. (a)	400	21,800
Merck & Co., Inc.	300	14,817
Pfizer, Inc.	800	25,128
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	7,000	395,220

		1,390,648

		5,765,392

Energy — 3.2%
Oil & Gas — 3.0%
Apache Corp.	400	15,664
Chevron Corp.	200	15,776
Exxon Mobil Corp.	300	22,305
Marathon Petroleum Corp.	2,600	120,458
Murphy USA, Inc. (a)	1,000	54,950
Tesoro Corp.	1,400	136,136
Valero Energy Corp.	3,100	186,310

		551,599

Oil & Gas Services — 0.2%
Cameron International Corp. (a)	700	42,924

		594,523

Financial — 15.7%
Banks — 2.6%
Capital One Financial Corp.	1,800	130,536
KeyCorp	13,000	169,130
State Street Corp.	2,400	161,304
Wells Fargo & Co.	500	25,675

		486,645

Diversified Financial — 5.5%
Citigroup, Inc.	3,600	178,596
The Goldman Sachs Group, Inc.	1,830	317,981
JP Morgan Chase & Co.	3,500	213,395
Morgan Stanley	6,000	189,000
Santander Consumer USA Holdings, Inc. (a)	5,400	110,268

		1,009,240

Diversified Financial Services — 1.0%
Voya Financial, Inc.	4,700	182,219

	Number of Shares	Value
Insurance — 4.6%
Berkshire Hathaway, Inc. Class B (a)	300	$39,120
The Hartford Financial Services Group, Inc.	6,500	297,570
Lincoln National Corp.	4,700	223,062
PartnerRe Ltd.	1,710	237,485
Torchmark Corp.	700	39,480
The Travelers Cos., Inc.	200	19,906

		856,623

Real Estate Investment Trusts (REITS) — 2.0%
Extra Space Storage, Inc.	4,600	354,936
Simon Property Group, Inc.	100	18,372

		373,308

		2,908,035

Industrial — 10.5%
Aerospace & Defense — 4.2%
The Boeing Co.	1,600	209,520
L-3 Communications Holdings, Inc.	1,630	170,368
Lockheed Martin Corp.	1,830	379,377
Northrop Grumman Corp.	100	16,595

		775,860

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	1,070	41,420

Electronics — 1.0%
Mettler-Toledo International, Inc. (a)	270	76,880
Waters Corp. (a)	950	112,299

		189,179

Manufacturing — 4.2%
3M Co.	1,900	269,363
Danaher Corp.	500	42,605
Illinois Tool Works, Inc.	2,500	205,775
Leggett & Platt, Inc.	6,400	264,000

		781,743

Packaging & Containers — 0.8%
WestRock Co.	2,700	138,888

Transportation — 0.1%
Union Pacific Corp.	200	17,682

		1,944,772

Technology — 9.8%
Computers — 2.3%
Apple, Inc.	1,210	133,463
Computer Sciences Corp.	900	55,242
Fortinet, Inc. (a)	5,500	233,640

		422,345

Internet — 0.6%
Check Point Software Technologies Ltd. (a)	1,400	111,062

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.1%
ASML Holding NV	810	$71,264
Avago Technologies Ltd.	500	62,505
NXP Semiconductor NV (a)	590	51,371
Skyworks Solutions, Inc.	2,600	218,946
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,200	24,900
Teradyne, Inc.	2,300	41,423
Texas Instruments, Inc.	2,400	118,848

		589,257

Software — 3.8%
Adobe Systems, Inc. (a)	1,300	106,886
Broadridge Financial Solutions, Inc.	6,300	348,705
Electronic Arts, Inc. (a)	900	60,975
Microsoft Corp.	900	39,834
Servicenow, Inc. (a)	2,100	145,845

		702,245

		1,824,909

Utilities — 1.2%
Electric — 1.2%
Entergy Corp.	2,800	182,280
The Southern Co.	900	40,230

		222,510

TOTAL COMMON STOCK (Cost $19,680,405)		18,204,543

TOTAL EQUITIES (Cost $19,680,405)		18,204,543

TOTAL LONG-TERM INVESTMENTS (Cost $19,680,405)		18,204,543

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$354,590	$354,590

TOTAL SHORT-TERM INVESTMENTS (Cost $354,590)		354,590

TOTAL INVESTMENTS — 100.1% (Cost $20,034,995) (c)		18,559,133

Other Assets/(Liabilities) — (0.1)%		(10,363)

NET ASSETS — 100.0%		$18,548,770

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $354,590. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $363,631.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.6%

BANK LOANS — 2.9%
Oil & Gas — 2.0%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$3,139,220	$2,213,150
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	2,063,886	567,569

		2,780,719

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	1,468,985	1,351,466

TOTAL BANK LOANS (Cost $6,066,265)		4,132,185

CORPORATE DEBT — 90.7%
Aerospace & Defense — 1.4%
Moog, Inc. (a) 5.250% 12/01/22	556,000	556,000
TransDigm, Inc. 6.500% 7/15/24	1,210,000	1,137,219
TransDigm, Inc. (a) 6.500% 5/15/25	331,000	311,140

		2,004,359

Agriculture — 1.5%
Pinnacle Operating Corp. (a) 9.000% 11/15/20	2,204,000	2,137,880

Airlines — 0.8%
Allegiant Travel Co. 5.500% 7/15/19	1,130,000	1,132,119

Apparel — 0.5%
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	737,300

Auto Manufacturers — 2.0%
Allied Specialty Vehicles, Inc. (a) 8.500% 11/01/19	2,808,000	2,920,320

Automotive & Parts — 3.2%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,552,725
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	316,350
Dana Holding Corp. 5.500% 12/15/24	574,000	552,475
International Automotive Components Group SA (a) 9.125% 6/01/18	2,100,000	2,131,500

		4,553,050

	Principal Amount	Value
Banks — 1.0%
Ally Financial, Inc. 8.000% 11/01/31	$1,230,000	$1,424,881

Building Materials — 1.1%
Headwaters, Inc. 7.250% 1/15/19	1,500,000	1,545,000

Chemicals — 2.1%
A Schulman, Inc. (a) 6.875% 6/01/23	616,000	580,580
The Chemours Co. (a) 7.000% 5/15/25	470,000	309,025
Omnova Solutions, Inc. 7.875% 11/01/18	1,072,000	1,061,280
TPC Group, Inc. (a) 8.750% 12/15/20	1,164,000	995,220

		2,946,105

Coal — 0.5%
Murray Energy Corp. (a) 11.250% 4/15/21	1,470,000	771,750

Commercial Services — 5.1%
CEB, Inc. (a) 5.625% 6/15/23	644,000	642,390
Multi-Color Corp. (a) 6.125% 12/01/22	696,000	711,660
Mustang Merger Corp. (a) 8.500% 8/15/21	4,355,000	4,518,312
StoneMor Partners LP/Cornerstone Family Services of WV 7.875% 6/01/21	1,385,000	1,423,088

		7,295,450

Diversified Financial — 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.250% 7/01/20	513,000	512,359
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	569,000	566,866
Aircastle Ltd. 5.500% 2/15/22	449,000	453,490
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	1,500,000	1,509,375
National Financial Partners Corp. (a) 9.000% 7/15/21	657,000	634,005

		3,676,095

Electric — 0.5%
Dynegy, Inc. 7.625% 11/01/24	650,000	656,500

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energy – Alternate Sources — 0.4%
TerraForm Power Operating LLC (a) 5.875% 2/01/23	$630,000	$555,975

Engineering & Construction — 0.6%
Zachry Holdings, Inc. (a) 7.500% 2/01/20	840,000	829,500

Foods — 1.9%
Dean Foods Co. (a) 6.500% 3/15/23	657,000	666,855
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	683,000	728,898
Post Holdings, Inc. (a) 7.750% 3/15/24	741,000	759,525
Post Holdings, Inc. (a) 8.000% 7/15/25	485,000	499,550

		2,654,828

Forest Products & Paper — 2.4%
Appvion, Inc. (a) 9.000% 6/01/20	2,157,000	1,078,500
Xerium Technologies, Inc. 8.875% 6/15/18	2,308,000	2,342,620

		3,421,120

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (a) 6.875% 5/15/23	646,000	670,225

Health Care – Products — 2.4%
Alere, Inc. (a) 6.375% 7/01/23	1,157,000	1,174,355
Alere, Inc. 6.500% 6/15/20	1,485,000	1,507,275
Hill-Rom Holdings, Inc. (a) 5.750% 9/01/23	365,000	365,913
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	389,000	346,696

		3,394,239

Health Care – Services — 5.0%
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	1,527,000	1,465,920
Fresenius Medical Care US Finance II, Inc. (a) 4.750% 10/15/24	638,000	630,025
HCA, Inc. 5.250% 4/15/25	669,000	683,216
HCA, Inc. 5.375% 2/01/25	645,000	638,550
HealthSouth Corp. 5.750% 11/01/24	238,000	235,025
HealthSouth Corp. (a) 5.750% 9/15/25	392,000	380,240

	Principal Amount	Value
Kindred Healthcare, Inc. (a) 8.750% 1/15/23	$1,197,000	$1,297,249
Tenet Healthcare Corp. 6.750% 6/15/23	695,000	689,787
Tenet Healthcare Corp. 8.125% 4/01/22	1,040,000	1,105,416

		7,125,428

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (a) 7.500% 8/15/19	1,025,000	1,027,563

Home Builders — 3.9%
Brookfield Residential Properties, Inc. (a) 6.375% 5/15/25	491,000	462,768
Brookfield Residential Properties, Inc. (a) 6.500% 12/15/20	1,255,000	1,239,312
Lennar Corp. 4.500% 11/15/19	657,000	662,585
Lennar Corp. 4.750% 5/30/25	1,101,000	1,051,455
William Lyon Homes, Inc. (a) 7.000% 8/15/22	684,000	702,810
William Lyon Homes, Inc. 8.500% 11/15/20	1,351,000	1,448,947

		5,567,877

Insurance — 0.8%
CNO Financial Group, Inc. 4.500% 5/30/20	187,000	190,740
CNO Financial Group, Inc. 5.250% 5/30/25	199,000	201,985
Onex York Acquisition Corp. (a) 8.500% 10/01/22	922,000	783,700

		1,176,425

Leisure Time — 3.2%
Brunswick Corp. (a) 4.625% 5/15/21	495,000	491,287
Brunswick Corp. 7.375% 9/01/23	285,000	309,225
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,390,925
Carlson Wagonlit BV (a) 6.875% 6/15/19	1,409,000	1,451,270

		4,642,707

Lodging — 0.7%
Interval Acquisition Corp. (a) 5.625% 4/15/23	1,063,000	1,047,055

Machinery – Diversified — 0.4%
Zebra Technologies Corp. (a) 7.250% 10/15/22	494,000	526,110

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Manufacturing — 3.6%
CTP Transportation Products LLC/CTP Finance, Inc. (a) 8.250% 12/15/19	$825,000	$876,562
EnPro Industries, Inc. 5.875% 9/15/22	1,080,000	1,088,100
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	2,990,000	3,146,975

		5,111,637

Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	838,000	800,290
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.875% 5/01/27	750,000	695,625
DISH DBS Corp. 5.875% 11/15/24	1,002,000	851,074
Entercom Radio LLC 10.500% 12/01/19	1,000,000	1,047,500
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	1,226,000	1,302,625
Midcontinent Communications & Midcontinent Finance Corp. (a) 6.875% 8/15/23	864,000	860,760
Numericable-SFR SAS (a) 6.000% 5/15/22	475,000	457,781
Numericable-SFR SAS (a) 6.250% 5/15/24	260,000	250,250
RCN Telecom Services LLC/RCN Capital Corp. (a) 8.500% 8/15/20	1,584,000	1,635,480
Sirius XM Radio, Inc. (a) 5.375% 4/15/25	2,207,000	2,107,685

		10,009,070

Mining — 0.4%
Hecla Mining Co. 6.875% 5/01/21	638,000	513,590

Oil & Gas — 8.2%
Baytex Energy Corp. (a) 5.625% 6/01/24	1,150,000	908,500
California Resources Corp. 6.000% 11/15/24	970,000	577,756
Citgo Holding, Inc. (a) 10.750% 2/15/20	1,327,000	1,297,143
Eclipse Resources Corp. (a) 8.875% 7/15/23	761,000	612,605
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 5.000% 12/01/24	750,000	637,500

	Principal Amount	Value
Kosmos Energy Ltd. (a) 7.875% 8/01/21	$1,323,000	$1,124,550
Magnum Hunter Resources Corp. 9.750% 5/15/20	2,135,000	960,750
Millennium Offshore Services Superholdings LLC (a) 9.500% 2/15/18	1,281,000	1,092,330
Newfield Exploration Co. 5.375% 1/01/26	473,000	432,795
Seventy Seven Energy, Inc. 6.500% 7/15/22	1,585,000	618,150
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	400,000	344,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	640,000	614,400
Sunoco LP/Sunoco Finance Corp. (a) 5.500% 8/01/20	1,500,000	1,477,500
Tullow Oil PLC (a) 6.250% 4/15/22	1,495,000	1,046,500

		11,744,479

Packaging & Containers — 2.7%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. (a) (b) 6.000% 10/15/22	409,000	410,023
Coveris Holdings SA (a) 7.875% 11/01/19	1,408,000	1,334,080
Owens-Brockway Glass Container, Inc. (a) 5.875% 8/15/23	505,000	508,156
Sealed Air Corp. (a) 6.875% 7/15/33	1,580,000	1,583,950

		3,836,209

Pharmaceuticals — 0.3%
Capsugel SA (a) 7.000% 5/15/19	410,000	410,000

Pipelines — 0.9%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,030,480
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	253,395

		1,283,875

Real Estate Investment Trusts (REITS) — 0.5%
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	785,055

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 2.6%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	$749,000	$788,323
Family Tree Escrow LLC (a) 5.250% 3/01/20	455,000	466,557
Family Tree Escrow LLC (a) 5.750% 3/01/23	1,625,000	1,685,937
Rite Aid Corp. (a) 6.125% 4/01/23	740,000	734,450

		3,675,267

Savings & Loans — 1.3%
Consolidated Energy Finance SA (a) 6.750% 10/15/19	1,935,000	1,828,575

Semiconductors — 1.1%
Micron Technology, Inc. 5.500% 2/01/25	1,650,000	1,513,875

Software — 2.4%
Audatex North America, Inc. (a) 6.125% 11/01/23	3,000,000	3,015,000
MSCI, Inc. (a) 5.750% 8/15/25	377,000	379,828

		3,394,828

Telecommunications — 8.8%
Altice Financing SA (a) 6.500% 1/15/22	875,000	844,821
Altice Finco SA (a) 8.125% 1/15/24	615,000	585,788
Altice SA (a) 7.750% 5/15/22	1,210,000	1,101,100
CommScope Technologies Finance LLC (a) 6.000% 6/15/25	794,000	761,748
CPI International, Inc. 8.750% 2/15/18	1,529,000	1,525,177
DigitalGlobe, Inc. (a) 5.250% 2/01/21	600,000	568,500
Frontier Communications Corp. (a) 8.875% 9/15/20	504,000	493,920
Frontier Communications Corp. (a) 10.500% 9/15/22	1,409,000	1,373,775
GCI, Inc. 6.875% 4/15/25	2,800,000	2,814,000
Sprint Corp. 7.250% 9/15/21	745,000	609,969
Sprint Corp. 7.875% 9/15/23	918,000	743,006
West Corp. (a) 5.375% 7/15/22	1,270,000	1,173,162

		12,594,966

	Principal Amount	Value
Transportation — 5.7%
OPE KAG Finance Sub, Inc. (a) 7.875% 7/31/23	$3,200,000	$3,248,000
Topaz Marine SA (a) 8.625% 11/01/18	1,709,000	1,510,329
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	1,531,000	1,515,690
XPO Logistics, Inc. (a) 6.500% 6/15/22	1,500,000	1,268,437
XPO Logistics, Inc. (a) 7.875% 9/01/19	667,000	650,325

		8,192,781

TOTAL CORPORATE DEBT (Cost $136,307,597)		129,334,068

TOTAL BONDS & NOTES (Cost $142,373,862)		133,466,253

TOTAL LONG-TERM INVESTMENTS (Cost $142,373,862)		133,466,253

SHORT-TERM INVESTMENTS — 4.7%
Commercial Paper — 1.8%
Hewlett-Packard Co. (a) 0.660% 10/07/15	2,600,000	2,599,714

Time Deposits — 2.9%
Euro Time Deposit 0.010% 10/01/15	4,174,935	4,174,935

TOTAL SHORT-TERM INVESTMENTS (Cost $6,774,649)		6,774,649

TOTAL INVESTMENTS — 98.3% (Cost $149,148,511) (c)		140,240,902

Other Assets/(Liabilities) — 1.7%		2,433,530

NET ASSETS — 100.0%		$142,674,432

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $84,517,399 or 59.24% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 156.8%

CORPORATE DEBT — 10.9%
Auto Manufacturers — 0.3%
Nissan Motor Acceptance Corp. FRN (a) 0.884% 3/03/17	$1,400,000	$1,395,710

Banks — 0.8%
Deutsche Bank AG FRN 0.924% 2/13/17	2,250,000	2,253,107
First Horizon National Corp. 5.375% 12/15/15	390,000	393,354
The Huntington National Bank FRN 0.718% 4/24/17	935,000	928,850

		3,575,311

Computers — 0.6%
Hewlett-Packard Co. (a) 1.000% 10/05/18	1,700,000	1,700,000
Hewlett-Packard Co. 2.650% 6/01/16	800,000	808,901

		2,508,901

Diversified Financial — 1.2%
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,685,819
The Goldman Sachs Group, Inc. FRN 0.958% 6/04/17	1,875,000	1,872,849
The Goldman Sachs Group, Inc. FRN 1.137% 12/15/17	1,750,000	1,752,361

		5,311,029

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. FRN 0.881% 2/09/18	1,130,000	1,131,227

Leisure Time — 1.4%
Carnival Corp. 1.200% 2/05/16	6,000,000	6,006,402

Media — 1.1%
Cox Communications, Inc. 5.500% 10/01/15	5,000,000	5,000,000

Pharmaceuticals — 0.8%
Actavis Funding SCS FRN 1.199% 9/01/16	1,750,000	1,747,333
Actavis Funding SCS FRN 1.416% 3/12/18	1,750,000	1,743,523

		3,490,856

Pipelines — 1.4%
Enterprise Products Operating LLC 3.200% 2/01/16	6,000,000	6,040,854

Real Estate Investment Trusts (REITS) — 0.2%
DDR Corp. 9.625% 3/15/16	950,000	983,559

	Principal Amount	Value
Telecommunications — 1.4%
Verizon Communications, Inc. 0.700% 11/02/15	$6,000,000	$6,001,032

Textiles — 1.4%
Mohawk Industries, Inc. STEP 6.125% 1/15/16	6,000,000	6,080,028

TOTAL CORPORATE DEBT (Cost $42,318,220)		47,524,909

MUNICIPAL OBLIGATIONS — 0.3%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.495% 4/25/24	901,602	893,478
Louisiana State Public Facilities Authority FRN 1.195% 4/26/27	300,416	302,519

		1,195,997

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,186,239)		1,195,997

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.6%
Auto Floor Plan ABS — 1.0%
Ally Master Owner Trust, Series 2015-2, Class A1 FRN 0.777% 1/15/21	1,200,000	1,198,818
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 0.944% 10/25/19	2,700,000	2,689,082
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.716% 10/20/20	330,000	330,000

		4,217,900

Automobile ABS — 17.0%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	48,580	48,577
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	244,364	244,320
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	37,371	37,370

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	$825,646	$824,848
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	74,082	74,124
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) (b) 1.500% 9/12/19	2,600,000	2,599,825
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	956,862	956,651
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B FRN 0.524% 4/09/18	614,736	614,367
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	21,671	21,671
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B FRN 0.604% 4/09/18	1,005,575	1,005,367
Avis Budget Rental Car Funding LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	875,000	879,710
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	604,912
California Republic Auto Receivables Trust, Series 2014-3, Class A2 0.630% 6/15/17	355,761	355,767
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	346,538	347,344
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	918,155	918,687
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1 FRN 0.536% 2/21/17	822,076	821,506
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	257,468	257,423
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	303,070	302,227
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	195,805	195,721
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	90,043	90,101
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	660,279	660,158
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.649% 5/07/24	242,420	242,382

	Principal Amount	Value
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.949% 11/07/23	$56,041	$56,046
Chesapeake Funding LLC, Series 2015-1A, Class B FRN (a) 1.149% 2/07/27	350,000	349,576
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	520,264	519,574
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	193,903	193,811
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	556,976	556,743
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	468,384	466,944
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	209,190	209,806
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	856,311	856,290
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	533,132	532,887
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	410,368	410,902
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	273,527	273,847
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	1,003,499	1,003,545
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	760,000	759,718
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	236,402	237,324
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	499,769	501,557
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	630,000	631,481
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	145,505	146,489
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	178,286	178,863

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A (a) 1.210% 10/15/20	$522,777	$523,085
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	250,000	250,523
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	840,000	839,774
Drive Auto Receivables Trust, Series 2015-BA, Class A1 (a) 0.460% 6/15/16	94,046	94,046
Drive Auto Receivables Trust, Series 2015-BA, Class A2B FRN (a) 0.807% 12/15/17	1,400,000	1,400,000
Drive Auto Receivables Trust, Series 2015-AA, Class A2 (a) 1.010% 11/15/17	1,006,720	1,006,830
Drive Auto Receivables Trust, Series 2015-CA, Class A2A (a) 1.030% 2/15/18	1,610,000	1,609,845
Drive Auto Receivables Trust, Series 2015-BA, Class A3 (a) 1.300% 6/15/18	450,000	450,150
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	720,000	720,996
Drive Auto Receivables Trust Drive, Series 2015-DA, Class L1 (a) 0.520% 10/17/16	4,100,000	4,100,000
Drive Auto Receivables Trust Drive, Series 2015-DA, Class A2B (a) 1.066% 6/15/18	1,600,000	1,600,000
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	251,264	251,183
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	1,638,560	1,638,356
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	3,475,925	3,475,920
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	492,885	492,488
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	229,595	229,238
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	9,778	9,779
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	183,174	183,363

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	$246,967	$246,772
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	50,825	50,847
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	580,502	580,296
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	575,806	575,602
Exeter Automobile Receivables Trust, Series 2012-2A, Class B (a) 2.220% 12/15/17	636,610	638,254
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	1,300,000	1,306,393
First Investors Auto Owner Trust, Series 2015-1A, Class A1 (a) 0.500% 4/15/16	2,874	2,874
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	234,545	234,642
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	1,294,864	1,295,702
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	1,060,000	1,059,618
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	222,005	222,261
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	1,700,192	1,700,771
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	346,633	346,337
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	381,018	380,893
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	780,884	780,686
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	308,870	309,737
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	1,554,578	1,554,187
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	1,190,335	1,190,861

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	$874,802	$874,354
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	635,769	636,318
Oscar US Funding Trust II, Series 2015-1A, Class A1 (a) 0.480% 3/15/16	532,784	532,514
Oscar US Funding Trust III, Series 2015-2A, Class A1 (a) 0.600% 10/17/16	3,400,000	3,400,000
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	156,083	156,109
Santander Drive Auto Receivables Trust, Series 2015-4, Class A1 0.500% 9/15/16	2,234,075	2,234,788
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2B FRN 0.527% 1/16/18	317,645	317,620
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B FRN 0.607% 4/16/18	915,238	915,238
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B FRN 0.657% 7/16/18	1,362,703	1,362,703
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B FRN 0.907% 12/17/18	2,100,000	2,100,000
Santander Drive Auto Receivables Trust, Series 2013-A, Class A3 (a) 1.020% 1/16/18	360,339	360,502
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	591,582	592,093
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	1,900,000	1,905,118
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	263,793	263,793
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	332,329	334,534
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	544,535	547,724
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	50,495	50,496
United Auto Credit Securitization Trust, Series 2015-1, Class A (a) 1.160% 2/15/17	1,006,830	1,006,989

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2015-2A, Class A1 (a) 0.600% 7/15/16	$2,799,618	$2,800,182
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	121,784	121,815
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	246,489	246,487
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	1,083,680	1,083,085
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	740,000	740,194

		73,923,426

Commercial MBS — 2.6%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.734% 6/10/49	746,151	778,003
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.315% 9/10/47	266,572	266,373
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM VRN 5.315% 9/10/47	833,138	834,848
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4 VRN 5.795% 4/12/38	383,425	387,405
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM VRN 5.795% 4/12/38	660,000	669,101
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 1.007% 3/15/29	665,000	660,188
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	338,969	338,969
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	453,571	455,642
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.014% 7/10/38	1,000,000	1,026,111
GS Mortgage Securities Trust, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	372,824	373,211

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM VRN 6.100% 4/15/45	$900,000	$921,936
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ VRN 5.508% 2/12/44	470,000	484,238
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	957,308	947,938
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $400,000) (a) (c) 2.750% 7/20/30	138,903	138,926
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $538,987) (a) (c) 2.750% 12/20/31	321,162	320,805
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,300,000	2,308,765
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	170,327	170,327

		11,082,786

Home Equity ABS — 0.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.464% 8/25/35	159,707	158,801
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.929% 8/25/35	416,440	413,279
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.869% 2/25/35	30,277	30,252
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.654% 9/25/34	83,564	81,725
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.614% 5/25/36	309,809	304,793
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.974% 12/25/32	30,897	30,837
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.019% 6/25/35	461,075	453,764
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.869% 3/25/35	62,481	62,266

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.929% 6/28/35	$431,986	$427,276
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.644% 8/25/35	124,076	124,020
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.574% 8/25/35	129,564	128,845

		2,215,858

Other ABS — 13.9%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.407% 3/15/41	1,335,038	1,307,388
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.407% 6/15/41	3,058,143	2,968,014
321 Henderson Receivables LLC, Series 2006-3A, Class A1 FRN (a) 0.407% 9/15/41	377,858	367,298
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.407% 12/15/41	725,069	710,733
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	2,383,740	2,375,540
Apidos CLO XXII, Series 2015-22A, Class X (a) (b) 1.336% 10/20/27	1,000,000	1,000,000
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.957% 12/15/42	1,452,826	1,462,890
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A1 (a) 0.480% 3/10/16	300,301	300,304
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	297,229	297,482
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	1,690,000	1,691,500
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	435,000	435,750
Avery Point VI CLO Ltd., Series 2015-6A, Class X FRN (a) 1.380% 8/05/27	1,140,000	1,139,964
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	147,346	147,414
BCC Funding X LLC, Series 2015-1, Class A1 (a) 0.800% 6/20/16	1,876,119	1,876,126

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	$1,040,000	$1,045,244
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,702,564	1,705,458
CCG Receivables Trust, Series 2015-1, Class A1 (a) 0.550% 9/14/16	2,900,000	2,900,243
CCG Receivables Truste, Series 2013-1, Class A2 (a) 1.050% 8/14/20	107,019	107,066
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	600,000	600,127
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	258,580	258,499
ColumbusNova CLO Ltd., Series 2006-1A, Class A FRN (a) 0.547% 7/18/18	774,538	773,136
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	168,271	169,323
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	527,350	531,964
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	780,636	782,796
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	544,031	547,434
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	314,740	317,691
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,700,600	1,757,547
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	633,333	628,102
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.139% 7/15/23	710,675	719,540
Dryden Senior Loan Fund, Series 2015-38A, Class X FRN (a) 1.267% 7/15/27	570,000	569,994
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1 FRN (a) 0.536% 4/12/20	363,563	360,729
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	575,198	573,580

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.839% 5/25/35	$183,006	$182,518
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	1,105,161	1,102,224
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	452,708	450,015
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	267,540	268,196
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	950,000	962,875
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	453,645	453,641
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.447% 6/02/17	475,000	478,218
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	340,015	338,381
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	300,501	304,810
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.530% 5/01/22	495,643	491,917
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A1 (a) 0.500% 5/16/16	1,837,070	1,837,072
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	357,947	358,074
Macquarie Equipment Funding Trust, Series 2012-A, Class B (a) 1.740% 10/22/18	1,100,000	1,104,148
Madison Park Funding XVIII Ltd., Series 2015-18A, Class X FRN (a) 1.000% 10/21/26	570,000	569,998
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	988,026	992,177
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.139% 4/25/35	672,228	666,363
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	220,178	220,254

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navitas Equipment Receivables LLC, Series 2015-1, Class A1 (a) 0.550% 4/15/16	$1,115,476	$1,115,355
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	280,571	280,644
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	111,169	111,113
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	320,000	320,000
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	320,000	320,374
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	240,000	241,812
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.757% 2/15/18	2,545,000	2,544,422
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.807% 2/15/19	1,900,000	1,893,367
PFS Financing Corp., Series 2014-BA, Class A FRN (a) 0.807% 10/15/19	1,100,000	1,093,394
RAAC, Series 2006-RP2, Class A FRN (a) 0.449% 2/25/37	365,892	359,923
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	717,787	725,916
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	275,263	277,138
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	219,463	218,471
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	404,753	406,672
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	573,234	602,613
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	144,030	144,120
Structured Asset Securities Corp, Series 2006-OPT1, Class A4 FRN 0.354% 4/25/36	236,120	235,802
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.444% 11/25/37	146,458	145,456

	Principal Amount	Value
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	$735,817	$736,906
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	459,548	461,291
TAL Advantage LLC, Series 2006-1A FRN (a) 0.406% 4/20/21	1,621,667	1,620,083
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	837,131	832,886
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.903% 12/10/18	1,870,000	1,870,604
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.527% 7/15/41	536,223	554,991
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	510,688	541,994
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	522,168	520,453
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	712,039	714,272
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	484,629	485,107

		60,584,936

Student Loans ABS — 10.9%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.994% 12/26/44	3,378,252	3,357,970
Access Group, Inc., Series 2006-1, Class A2 FRN 0.439% 8/25/23	706,436	700,046
Access Group, Inc., Series 2007-A, Class A2 FRN 0.459% 8/25/26	11,480	11,468
Access Group, Inc., Series 2005-2, Class A3 FRN 0.509% 11/22/24	471,144	466,955
Access Group, Inc., Series 2005-B, Class A2 FRN 0.525% 7/25/22	124,593	124,358
Access Group, Inc., Series 2004-A, Class A2 FRN 0.555% 4/25/29	288,781	286,948
Access Group, Inc., Series 2003-A, Class A3 FRN 1.231% 7/01/38	277,550	250,125

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brazos Higher Education Authority, Series 2005-2, Class A10 FRN 0.446% 12/26/19	$329,251	$327,967
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.457% 3/15/26	1,984,639	1,965,476
College Loan Corp Trust I, Series 2005-2, Class B FRN 0.779% 1/15/37	815,726	704,156
College Loan Corp. Trust, Series 2005-1, Class A4 FRN 0.445% 4/25/27	3,075,000	3,051,182
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.536% 9/28/26	506,730	503,029
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	478,107	481,909
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	640,000	639,929
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.694% 6/15/43	800,000	781,629
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	400,000	394,280
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.716% 6/15/43	1,300,000	1,297,379
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	100,000	93,258
Educational Services of America, Series 2015-1, Class A FRN (a) 0.994% 10/25/56	1,028,898	1,008,173
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.399% 5/25/23	118,293	117,611
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.429% 8/25/25	124,175	124,052
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.943% 12/01/31	718,049	714,279
KeyCorp Student Loan Trust, Series 2006-A, Class 2A3 FRN 0.516% 6/27/29	246,210	245,673
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.595% 10/28/41	1,334,291	1,327,474

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.636% 9/27/35	$1,960,000	$1,882,615
KeyCorp Student Loan Trust, Series 2000-A, Class A2 FRN 0.649% 5/25/29	1,074,355	1,011,989
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.324% 11/27/28	373,163	370,715
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.344% 10/25/27	678,496	672,244
National Collegiate Student Loan Trust, Series 2006-1, Class A3 FRN 0.384% 5/25/26	315,850	315,515
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.434% 7/25/28	138,198	138,109
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.434% 11/27/28	578,681	568,498
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.586% 6/25/27	488,835	486,592
Navient Private Education Loan Trust, Series 2014-AA, Class A1 FRN (a) 0.687% 5/16/22	795,587	794,178
Navient Private Education Loan Trust, Series 2015-AA, Class A1 FRN (a) 0.707% 12/15/21	1,245,212	1,241,154
Navient Private Education Loan Trust, Series 2015-BA, Class A1 FRN (a) 0.807% 5/15/23	712,457	711,526
Navient Private Education Loan Trust, Series 2015-AA, Class A2B FRN (a) 1.407% 12/15/28	900,000	899,092
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.576% 6/25/41	582,400	515,582
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.994% 4/25/46	179,723	178,453
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.694% 6/25/41	375,000	323,992
Nelnet Student Loan Trust, Series 2008-3, Class A4 FRN 1.979% 11/25/24	1,500,000	1,505,615
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 0.592% 4/25/44	600,000	593,158
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.459% 7/15/36	1,621,507	1,610,465

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-2, Class A4 FRN 0.355% 7/25/22	$530,000	$494,379
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.375% 4/27/20	41,371	41,033
SLM Student Loan Trust, Series 2006-3, Class A5 FRN 0.395% 1/25/21	500,000	478,240
SLM Student Loan Trust, Series 2006-1, Class A5 FRN 0.405% 7/26/21	500,000	481,901
SLM Student Loan Trust, Series 2007-5, Class A6 FRN 0.405% 1/26/43	600,000	520,894
SLM Student Loan Trust, Series 2005-5, Class A4 0.435% 10/25/28	700,000	652,001
SLM Student Loan Trust, Series 2006-2, Class B FRN 0.515% 1/25/41	610,903	506,696
SLM Student Loan Trust, Series 2003-14, Class A6 FRN 0.595% 7/25/25	400,000	383,412
SLM Student Loan Trust, Series 2005-8, Class B FRN 0.605% 1/25/40	614,659	519,278
SLM Student Loan Trust, Series 2004-10, Class B FRN 0.665% 1/25/40	595,124	503,975
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.795% 10/25/17	41,288	41,277
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.807% 7/15/22	1,069,626	1,066,534
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.957% 10/16/23	195,273	195,160
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.987% 12/15/38	708,696	616,966
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.307% 12/15/21	243,083	243,134
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.307% 8/15/23	134,267	134,454
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.495% 7/27/26	905,150	909,675
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.590% 6/17/30	700,000	688,071

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.607% 8/15/25	$186,520	$187,347
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	750,000	737,951
SLM Student Loan Trust, Series 2008-5, Class A4 FRN 1.995% 7/25/23	460,000	462,333
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	550,000	544,947
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.680% 3/15/28	490,000	485,533
SMB Private Education Loan Trust, Series 2014-A, Class A1 FRN (a) 0.707% 9/15/21	904,478	902,004
Social Professional Loan Program LLC, Series 2015-A, Class A1 FRN (a) 1.394% 3/25/33	570,711	569,275
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.444% 8/25/32	1,296,385	1,295,927
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (a) 1.794% 6/25/25	776,115	783,632
South Carolina Student Loan Corp., Series 2005-1, Class A2 FRN 0.449% 12/01/20	82,343	81,401

		47,322,248

WL Collateral CMO — 0.7%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1 FRN 1.344% 5/25/25	914,603	912,915
Connecticut Avenue Securities, Series 2015-C03, Class 1M1 1.699% 7/25/25	1,082,264	1,083,318
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.894% 3/25/45	504,768	488,223
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1 1.099% 10/25/27	490,819	488,596

		2,973,052

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $203,219,753)		$202,320,206

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.3%
Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp., Pool #1Q0239 FRN 2.438% 3/01/37	$1,176,177	1,258,069
Government National Mortgage Association II, Pool #82462 FRN 2.500% 1/20/40	269,240	279,547

		1,537,616

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,484,413)		1,537,616

U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds & Notes — 98.7%
U.S. Treasury Inflation Index (d) 0.125% 4/15/17	9,997,696	9,961,244
U.S. Treasury Inflation Index (d) (e) 0.125% 4/15/18	24,685,162	24,656,552
U.S. Treasury Inflation Index (d) 0.125% 4/15/19	24,204,653	24,122,090
U.S. Treasury Inflation Index (d) 0.125% 4/15/20	21,197,280	21,060,664
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	18,568,512	18,094,384
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	19,733,577	19,243,059
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	19,365,509	18,670,074
U.S. Treasury Inflation Index (d) 0.125% 7/15/24	19,237,423	18,354,713
U.S. Treasury Inflation Index (d) 0.250% 1/15/25	18,842,120	18,059,739
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	19,187,292	18,854,757
U.S. Treasury Inflation Index (d) 0.375% 7/15/25	11,522,937	11,224,516
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	17,815,656	18,065,485
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	19,182,802	19,090,129
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	6,217,800	5,237,526
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	8,845,424	7,741,356

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 0.750% 2/15/45	$9,475,945	$8,217,549
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	16,768,209	17,424,969
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	15,845,609	16,635,005
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	7,298,818	7,589,633
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	8,817,924	9,252,621
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	11,043,840	11,205,323
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	6,595,852	6,828,508
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	7,404,670	8,184,767
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	6,840,446	7,305,296
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	9,499,118	10,656,823
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	7,669,833	8,170,366
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	4,085,392	4,815,868
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	5,230,992	6,201,451
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	12,603,926	14,504,359
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	7,709,981	9,022,382
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	6,691,651	8,027,626
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	2,998,302	4,108,768
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	6,108,736	8,095,504
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	7,519,907	10,367,290

		429,050,396

TOTAL U.S. TREASURY OBLIGATIONS (Cost $438,594,053)		429,050,396

TOTAL BONDS & NOTES (Cost $686,802,678)		681,629,124

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
USD Call CNH Put, Expires 7/27/16, Strike 6.65 (OTC — JPMorgan Chase Bank)	$7,300,000	$141,073
USD Put CNH Call, Expires 5/16/16, Strike 6.65 (OTC — HSBC Bank PLC)	14,000,000	211,750

		352,823

TOTAL PURCHASED OPTIONS (Cost $146,137)		352,823

TOTAL LONG-TERM INVESTMENTS (Cost $686,948,815)		681,981,947

	Principal Amount

SHORT-TERM INVESTMENTS — 30.4%
Commercial Paper — 28.7%
Agrium, Inc. 0.550% 11/23/15	$7,000,000	6,994,331
Aon Corp. (a) 0.570% 11/18/15	7,000,000	6,994,680
Campbell Soup Co. (a) 0.700% 10/27/15	7,000,000	6,996,461
Canadian Natural Resources Ltd. (a) 0.530% 10/07/15	7,000,000	6,999,382
CenterPoint Energy, Inc. (a) 0.700% 12/11/15	7,000,000	6,990,336
Enbridge, Inc. (a) 0.660% 10/20/15	7,000,000	6,997,562
Experian Finance PLC (a) 0.570% 10/19/15	7,000,000	6,998,005
Hewlett-Packard Co. (a) 0.660% 10/06/15	7,000,000	6,999,358
Holcim US Finance SARL & Cie (a) 0.550% 12/01/15	7,000,000	6,993,476
Hyundai Capital America (a) 0.570% 10/13/15	7,000,000	6,998,670
Ingerosoll-Rand (a) 0.580% 10/05/15	7,000,000	6,999,549
Monsanto Co. (a) 0.660% 12/14/15	7,000,000	6,990,503
National Grid USA (a) 0.550% 10/08/15	7,000,000	6,999,252
Nordstrom, Inc. (a) 0.350% 10/01/15	7,000,000	7,000,000
ONEOK Partners LP (a) 0.660% 10/08/15	7,000,000	6,999,102
Spectra Energy Capital LLC (a) 0.350% 10/01/15	7,000,000	7,000,000

	Principal Amount	Value
Thomson Reuters Corp. (a) 0.630% 10/07/15	$7,000,000	$6,999,265
Vodafone Group PLC (a) 0.980% 4/11/16	5,600,000	5,570,578

		124,520,510

Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (f)	7,247,406	7,247,406

TOTAL SHORT-TERM INVESTMENTS (Cost $131,767,916)		131,767,916

TOTAL INVESTMENTS — 187.3% (Cost $818,716,731) (g)		813,749,863

Other Assets/ (Liabilities) — (87.3)%		(379,281,482)

NET ASSETS — 100.0%		$434,468,381

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Offshore Chinese Yuan
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
USD	U.S. Dollar
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $262,569,293 or 60.43% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2015, these securities amounted to a value of $459,731 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	Maturity value of $7,247,408. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 2.000%, maturity dates ranging from 10/31/21 – 1/31/22, and an aggregate market value, including accrued interest, of $7,393,175.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

PREFERRED STOCK — 0.7%
Consumer, Non-cyclical — 0.2%
Pharmaceuticals — 0.2%
Allergan PLC 5.500%	2,750	$2,594,515

Energy — 0.3%
Oil & Gas — 0.3%
Anadarko Petroleum Corp. 7.500%	68,000	2,545,240
Southwestern Energy Co. 6.250%	30,950	961,926

		3,507,166

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	95,000	2,411,100

TOTAL PREFERRED STOCK (Cost $10,107,767)		8,512,781

TOTAL EQUITIES (Cost $10,107,767)		8,512,781

	Principal Amount
BONDS & NOTES — 99.6%

CORPORATE DEBT — 49.1%
Advertising — 0.2%
WPP Finance 2010 4.750% 11/21/21	$763,000	834,224
WPP Finance 2010 5.625% 11/15/43	1,205,000	1,262,853

		2,097,077

Aerospace & Defense — 0.2%
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,828,829
United Technologies Corp. 6.125% 7/15/38	350,000	431,141

		2,259,970

Agriculture — 0.8%
Altria Group, Inc. 4.250% 8/09/42	515,000	476,065
Altria Group, Inc. 9.700% 11/10/18	112,000	137,452
Altria Group, Inc. 9.950% 11/10/38	170,000	271,836
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,222,320
Imperial Tobacco Finance PLC (a) 2.950% 7/21/20	2,170,000	2,182,894
Imperial Tobacco Finance PLC (a) 4.250% 7/21/25	2,715,000	2,748,821

	Principal Amount	Value
Philip Morris International, Inc. 6.375% 5/16/38	$160,000	$199,408
Reynolds American, Inc. 2.300% 6/12/18	1,160,000	1,172,478
Reynolds American, Inc. 3.250% 6/12/20	840,000	863,968
Reynolds American, Inc. 5.850% 8/15/45	760,000	845,553

		10,120,795

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	262,323	262,323
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	616,389	612,537
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,955,000	1,969,663
United Air Lines, Inc. (b) 10.110% 2/19/49	85,057	22,965

		2,867,488

Auto Manufacturers — 0.5%
General Motors Co. 5.200% 4/01/45	1,575,000	1,478,048
General Motors Financial Co., Inc. 3.200% 7/13/20	1,895,000	1,869,476
General Motors Financial Co., Inc. 4.300% 7/13/25	2,370,000	2,292,769
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,050,478

		6,690,771

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	440,000	431,200

Banks — 3.9%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,843,625
Associated Banc-Corp. 4.250% 1/15/25	4,455,000	4,528,788
Bank of America Corp. 4.000% 4/01/24	2,285,000	2,351,966
Bank of America Corp. 5.650% 5/01/18	1,230,000	1,342,062
Bank of America Corp. 5.750% 12/01/17	780,000	843,136
Bank of America Corp. 5.875% 2/07/42	470,000	549,585
Barclays PLC 4.375% 9/11/24	1,385,000	1,342,109

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Compass Bank 3.875% 4/10/25	$3,190,000	$2,973,718
Credit Agricole SA (a) 2.750% 6/10/20	2,340,000	2,373,729
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,563,012
Discover Bank 2.000% 2/21/18	1,385,000	1,376,815
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,311,146
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,317,863
Intesa Sanpaolo SpA VRN (a) 7.700% 12/29/49	1,540,000	1,501,500
JP Morgan Chase & Co. 3.875% 9/10/24	1,420,000	1,406,430
Morgan Stanley 3.950% 4/23/27	1,175,000	1,131,617
MUFG Union Bank NA 2.625% 9/26/18	500,000	508,342
Regions Bank 2.250% 9/14/18	2,870,000	2,881,489
Regions Financial Corp. 7.500% 5/15/18	765,000	857,688
Santander Holdings USA, Inc. 2.650% 4/17/20	2,230,000	2,189,492
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	680,000	690,880
State Street Corp. 3.300% 12/16/24	2,300,000	2,323,212
SVB Financial Group 3.500% 1/29/25	3,885,000	3,789,029
SVB Financial Group 5.375% 9/15/20	475,000	529,470
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,638,053
Wachovia Bank NA 6.600% 1/15/38	325,000	423,838
Wells Fargo & Co. 4.300% 7/22/27	3,360,000	3,424,314
Wells Fargo & Co. 4.600% 4/01/21	210,000	230,454

		48,243,362

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	154,884
Pernod Ricard SA (a) 2.950% 1/15/17	1,400,000	1,423,398

		1,578,282

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	950,000	976,360

	Principal Amount	Value
Building Materials — 0.9%
CRH America, Inc. (a) 3.875% 5/18/25	$2,080,000	$2,083,234
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,389,827
Lafarge SA 6.500% 7/15/16	1,185,000	1,223,033
Martin Marietta Material, Inc. FRN 1.381% 6/30/17	1,365,000	1,354,754
Masco Corp. 4.450% 4/01/25	3,745,000	3,791,812
Owens Corning, Inc. 9.000% 6/15/19	590,000	701,562

		10,544,222

Chemicals — 2.2%
Ashland, Inc. 4.750% 8/15/22	9,620,000	9,006,725
Ashland, Inc. 6.875% 5/15/43	2,977,000	2,768,610
Cabot Corp. 5.000% 10/01/16	2,215,000	2,292,580
Cytec Industries, Inc. 8.950% 7/01/17	125,000	138,659
The Dow Chemical Co. 8.550% 5/15/19	250,000	302,217
Ecolab, Inc. 4.350% 12/08/21	375,000	405,796
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	700,392
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,377,000	2,387,882
Methanex Corp. 5.250% 3/01/22	350,000	372,676
Rockwood Specialties Group, Inc. 4.625% 10/15/20	4,115,000	4,259,375
RPM International, Inc. 3.450% 11/15/22	1,425,000	1,387,126
RPM International, Inc. 6.125% 10/15/19	550,000	615,867
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,524,956
Valspar Corp. 7.250% 6/15/19	315,000	364,763

		26,527,624

Commercial Services — 1.1%
The ADT Corp. 2.250% 7/15/17	1,770,000	1,743,450
Cardtronics, Inc., Convertible 1.000% 12/01/20	1,250,000	1,157,812
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	403,993
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	149,882

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leidos Holdings, Inc. 4.450% 12/01/20	$5,665,000	$5,635,389
The Western Union Co. 5.930% 10/01/16	4,020,000	4,195,192

		13,285,718

Computers — 1.1%
Electronic Data Systems LLC 7.450% 10/15/29	300,000	385,146
Hewlett Packard Enterprise Co. (a) 3.600% 10/15/20	2,940,000	2,939,177
Hewlett Packard Enterprise Co. (a) (c) 4.900% 10/25/25	3,965,000	3,954,096
Hewlett Packard Enterprise Co. (a) (c) 6.350% 10/15/45	3,180,000	3,177,838
SanDisk Corp., Convertible 0.500% 10/15/20	2,513,000	2,432,898

		12,889,155

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	220,187

Distribution & Wholesale — 0.3%
Ingram Micro, Inc. 4.950% 12/15/24	3,045,000	3,141,667

Diversified Financial — 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	4,735,000	4,729,081
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,001,151
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,322,000	1,344,356
Air Lease Corp. 3.375% 1/15/19	2,270,000	2,298,375
Air Lease Corp. 3.875% 4/01/21	1,630,000	1,650,375
Air Lease Corp. STEP 5.625% 4/01/17	535,000	558,406
Ally Financial, Inc. 4.625% 5/19/22	2,465,000	2,424,944
American Express Co. VRN 6.800% 9/01/66	185,000	187,081
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	2,022,224
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,227,767
Citigroup, Inc. 5.875% 1/30/42	475,000	552,385
Citigroup, Inc. 6.125% 11/21/17	745,000	812,085
Citigroup, Inc. 8.500% 5/22/19	486,000	586,775

	Principal Amount	Value
Eaton Vance Corp. 6.500% 10/02/17	$168,000	$183,612
General Electric Capital Corp. 5.500% 1/08/20	115,000	131,604
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,456,121
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,059,709
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,023,975
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,090,305
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	400,649
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	165,202
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	383,722
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	411,557
Hyundai Capital America (a) 2.875% 8/09/18	800,000	813,205
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	6,450,000	6,470,124
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,511,212
International Lease Finance Corp. 5.750% 5/15/16	4,742,000	4,813,130
International Lease Finance Corp. STEP 8.750% 3/15/17	675,000	725,625
Janus Capital Group, Inc. 4.875% 8/01/25	1,890,000	1,938,074
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,025,021
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,822,683
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,287,474
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,929,821
Lazard Group LLC 6.850% 6/15/17	245,000	264,735
Legg Mason, Inc. 5.625% 1/15/44	1,015,000	1,050,510
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	546,924
Morgan Stanley 5.450% 1/09/17	330,000	346,612
Morgan Stanley 5.750% 1/25/21	625,000	712,797
Morgan Stanley 6.625% 4/01/18	1,000,000	1,113,534

		55,072,942

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 2.9%
Appalachian Power Co. 3.400% 6/01/25	$2,395,000	$2,371,139
Berkshire Hathaway Energy 5.950% 5/15/37	1,100,000	1,297,900
Commonwealth Edison Co. 3.700% 3/01/45	2,000,000	1,829,930
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,015,200
Florida Power & Light Co. 4.950% 6/01/35	630,000	697,101
IPALCO Enterprises, Inc. (a) 3.450% 7/15/20	4,910,000	4,750,425
Kansas Gas & Electric Co. 5.647% 3/29/21	184,836	186,684
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,200,066
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,345,000	1,370,462
Nevada Power Co. Series N 6.650% 4/01/36	550,000	700,678
NiSource Finance Corp. 4.800% 2/15/44	1,135,000	1,173,987
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,101,715
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	675,879
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	645,339
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,883,135
PPL Capital Funding, Inc. 5.000% 3/15/44	1,180,000	1,234,027
Progress Energy, Inc. 7.000% 10/30/31	485,000	614,989
Puget Energy, Inc. (a) 3.650% 5/15/25	2,345,000	2,314,194
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,841,604
Puget Sound Energy, Inc. 4.300% 5/20/45	4,215,000	4,310,196
Southern California Edison Co. 5.950% 2/01/38	545,000	677,698
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,170,000	1,163,582
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	133,051	141,067
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	619,233
Union Electric Co. 6.700% 2/01/19	505,000	582,853

	Principal Amount	Value
Virginia Electric and Power Co. 6.350% 11/30/37	$640,000	$828,089
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	406,161

		35,633,333

Electronics — 0.4%
Amphenol Corp. 2.550% 1/30/19	1,320,000	1,333,802
Amphenol Corp. 4.000% 2/01/22	475,000	489,468
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,660,213
Tech Data Corp. 3.750% 9/21/17	885,000	907,590

		4,391,073

Environmental Controls — 0.3%
Republic Services, Inc. 3.200% 3/15/25	3,345,000	3,253,759
Republic Services, Inc. 5.250% 11/15/21	100,000	112,197

		3,365,956

Foods — 0.6%
ConAgra Foods, Inc. 4.950% 8/15/20	600,000	655,943
ConAgra Foods, Inc. 6.625% 8/15/39	350,000	384,091
ConAgra Foods, Inc. 7.000% 4/15/19	364,000	418,655
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,123,950
General Mills, Inc. 5.400% 6/15/40	70,000	78,315
JBS Investments GmbH (a) 7.750% 10/28/20	2,984,000	3,058,600
Kraft Foods, Inc. 6.500% 2/09/40	260,000	318,401
Tyson Foods, Inc. 2.650% 8/15/19	430,000	433,241
Tyson Foods, Inc. 4.875% 8/15/34	660,000	672,598
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	475,000	483,359

		7,627,153

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	66,000	70,677
Domtar Corp. 10.750% 6/01/17	55,000	62,642
International Paper Co. 4.750% 2/15/22	425,000	459,002

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Paper Co. 7.300% 11/15/39	$765,000	$936,252
International Paper Co. 9.375% 5/15/19	200,000	246,396
The Mead Corp. 7.550% 3/01/47	1,000,000	1,267,269
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	770,000	808,500

		3,850,738

Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	460,728
The Laclede Group, Inc. 4.700% 8/15/44	1,840,000	1,874,143

		2,334,871

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	802,430

Health Care – Products — 0.6%
Boston Scientific Corp. 6.000% 1/15/20	650,000	728,972
Johnson & Johnson 5.850% 7/15/38	175,000	224,671
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	3,085,000	3,020,900
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	3,890,000	3,595,990

		7,570,533

Health Care – Services — 0.2%
Anthem, Inc., Convertible 2.750% 10/15/42	325,000	612,219
Cigna Corp. 5.125% 6/15/20	450,000	502,535
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	329,759
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,544,657

		2,989,170

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	814,458

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,418,815

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	290,000	295,252

Insurance — 3.6%
The Allstate Corp. VRN 5.750% 8/15/53	2,065,000	2,137,998

	Principal Amount	Value
American International Group, Inc. 6.250% 5/01/36	$2,200,000	$2,662,004
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,073,260
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	592,632
Brown & Brown, Inc. 4.200% 9/15/24	1,775,000	1,789,706
The Chubb Corp. VRN 6.375% 4/15/37	834,000	822,532
CNA Financial Corp. 7.350% 11/15/19	670,000	793,385
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,634,040
CNO Financial Group, Inc. 5.250% 5/30/25	1,911,000	1,939,665
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,375,385
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	1,885,000	2,082,925
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	937,538
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	600,000	697,751
MetLife Capital Trust IV (a) 7.875% 12/15/37	1,960,000	2,401,000
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	353,936
Prudential Financial, Inc. VRN 5.200% 3/15/44	1,800,000	1,767,937
Prudential Financial, Inc. VRN 5.375% 5/15/45	1,635,000	1,622,737
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,680,000	1,733,760
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,475,000	1,692,931
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	1,305,000	1,455,075
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	659,415
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,594,955
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,339,040
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,491,834
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,286,141
Voya Financial, Inc. 5.500% 7/15/22	600,000	683,386
Voya Financial, Inc. VRN 5.650% 5/15/53	1,175,000	1,184,400

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Willis Group Holdings PLC 4.125% 3/15/16	$455,000	$460,581
Willis Group Holdings PLC 5.750% 3/15/21	1,690,000	1,890,434
Willis North America, Inc. 7.000% 9/29/19	566,000	646,921
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,760,233

		43,563,537

Internet — 1.0%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,722,617
Expedia, Inc. 4.500% 8/15/24	5,490,000	5,508,913
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,878,022
LinkedIn Corp., Convertible (a) 0.500% 11/01/19	1,370,000	1,348,594
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,390,000	1,379,576

		12,837,722

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,346,405
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,482,955

		5,829,360

Iron & Steel — 1.0%
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	232,100
ArcelorMittal 5.125% 6/01/20	2,165,000	1,959,541
ArcelorMittal STEP 5.250% 2/25/17	825,000	816,750
ArcelorMittal 6.000% 8/05/20	1,200,000	1,084,500
ArcelorMittal 6.125% 6/01/18	181,000	177,380
Commercial Metals Co. 6.500% 7/15/17	765,000	787,950
Glencore Funding LLC (a) 2.875% 4/16/20	4,045,000	3,236,000
Glencore Funding LLC (a) 4.125% 5/30/23	140,000	110,162
Glencore Funding LLC (a) 4.625% 4/29/24	340,000	255,000
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,941,827
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,139,600

		11,740,810

	Principal Amount	Value
Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	$1,100,000	$1,178,375
Marriott International, Inc. 3.375% 10/15/20	1,290,000	1,337,222
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	243,949
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,291

		2,765,837

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	1,650,000	1,619,063
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,457,325
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	636,581
CNH Industrial Capital LLC 6.250% 11/01/16	1,240,000	1,263,250
Xylem, Inc. 4.875% 10/01/21	375,000	410,982

		5,387,201

Manufacturing — 0.9%
General Electric Co. 4.125% 10/09/42	1,430,000	1,410,744
Harsco Corp 2.700% 10/15/15	6,715,000	6,711,643
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	349,388
SPX FLOW, Inc. 6.875% 9/01/17	1,195,000	1,254,750
Textron, Inc. 7.250% 10/01/19	730,000	856,256
Tyco Electronics Group SA 7.125% 10/01/37	335,000	439,417

		11,022,198

Media — 0.9%
21st Century Fox America, Co. 6.900% 8/15/39	420,000	513,232
BSkyB Finance PLC (a) 5.625% 10/15/15	1,415,000	1,416,840
CBS Corp. 7.875% 7/30/30	315,000	409,153
CCO Safari II LLC (a) 3.579% 7/23/20	1,560,000	1,548,509
CCO Safari II LLC (a) 4.908% 7/23/25	1,560,000	1,552,517
CCO Safari II LLC (a) 6.484% 10/23/45	1,285,000	1,296,372
Comcast Corp. 6.950% 8/15/37	515,000	677,845

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NBCUniversal Media LLC 6.400% 4/30/40	$65,000	$81,183
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	985,233
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	87,395
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	381,668
Time Warner, Inc. 4.700% 1/15/21	650,000	709,788
Time Warner, Inc. 6.100% 7/15/40	650,000	734,247
Time Warner, Inc. 6.250% 3/29/41	210,000	241,863

		10,635,845

Mining — 0.9%
Freeport-McMoRan, Inc. 2.375% 3/15/18	585,000	511,875
Freeport-McMoRan, Inc. 4.000% 11/14/21	4,775,000	3,724,500
Freeport-McMoRan, Inc. 5.450% 3/15/43	880,000	611,600
Glencore Canada Corp. 5.500% 6/15/17	900,000	839,943
Glencore Finance Canada. STEP (a) 2.050% 10/23/15	1,225,000	1,223,775
Glencore Finance Canada. (a) 5.800% 11/15/16	240,000	228,000
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,014,468
Vale Overseas Ltd. 5.625% 9/15/19	200,000	200,784
Vale Overseas Ltd. 6.250% 1/11/16	770,000	775,205
Vale Overseas Ltd. 6.250% 1/23/17	1,070,000	1,089,110
Vale Overseas Ltd. 6.875% 11/10/39	335,000	258,978

		10,478,238

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,675,000	1,688,194
Pitney Bowes, Inc. 4.750% 1/15/16	820,000	828,812
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	266,144
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	178,603

		2,961,753

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,532

	Principal Amount	Value
Oil & Gas — 3.2%
Anadarko Petroleum Corp. 6.450% 9/15/36	$244,000	$268,435
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	240,000	170,400
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	2,310,000	1,986,600
Chesapeake Energy Corp. 3.250% 3/15/16	4,025,000	3,945,305
Devon Energy Corp. 5.600% 7/15/41	700,000	676,315
Devon Energy Corp. 6.300% 1/15/19	260,000	291,068
Ensco PLC 5.200% 3/15/25	2,580,000	1,963,573
Newfield Exploration Co. 5.375% 1/01/26	538,000	492,270
Petrobras Global Finance BV 2.000% 5/20/16	1,160,000	1,113,600
Petrobras Global Finance BV 3.250% 3/17/17	4,440,000	3,918,300
Petrobras International Finance Co. 3.875% 1/27/16	1,599,000	1,571,017
Petroleos Mexicanos 3.125% 1/23/19	325,000	318,094
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,251,225
Petroleos Mexicanos 6.375% 1/23/45	595,000	534,548
Petroleos Mexicanos Co. 6.625% 6/15/35	140,000	131,250
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,189,451
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,207,342
Rowan Cos., Inc. 4.750% 1/15/24	2,458,000	1,800,576
Rowan Cos., Inc. 4.875% 6/01/22	3,840,000	2,861,852
Rowan Cos., Inc. 5.000% 9/01/17	1,055,000	1,034,567
Southwestern Energy Co. 4.050% 1/23/20	2,230,000	2,217,262
Southwestern Energy Co. 4.950% 1/23/25	1,335,000	1,193,147
Transocean, Inc. STEP 5.550% 12/15/16	930,000	918,375
Transocean, Inc. 6.000% 3/15/18	2,556,000	2,338,740
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	1,725,000	1,404,797
WPX Energy, Inc. 7.500% 8/01/20	4,270,000	3,907,050

		38,705,159

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.9%
Cameron International Corp. 5.950% 6/01/41	$145,000	$160,033
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	2,490,000	1,847,269
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	895,000	711,525
SESI LLC 6.375% 5/01/19	3,150,000	3,138,187
Weatherford International Ltd. 4.500% 4/15/22	650,000	525,720
Weatherford International Ltd. 5.125% 9/15/20	3,142,000	2,738,146
Weatherford International Ltd. 5.950% 4/15/42	1,455,000	1,011,532
Weatherford International Ltd. 6.000% 3/15/18	525,000	531,407

		10,663,819

Packaging & Containers — 0.1%
Bemis Co., Inc. 6.800% 8/01/19	840,000	968,347
Brambles USA Inc., Series A (a) 5.350% 4/01/20	490,000	541,545

		1,509,892

Pharmaceuticals — 1.6%
AbbVie, Inc. 3.600% 5/14/25	2,695,000	2,657,990
AbbVie, Inc. 4.400% 11/06/42	500,000	456,883
Actavis Funding SCS 3.000% 3/12/20	2,005,000	2,006,756
Actavis Funding SCS 3.800% 3/15/25	2,790,000	2,695,249
Actavis Funding SCS 4.750% 3/15/45	1,270,000	1,153,102
Baxalta, Inc. (a) 4.000% 6/23/25	1,775,000	1,777,751
Baxalta, Inc. (a) 5.250% 6/23/45	885,000	893,271
Cardinal Health, Inc. 3.750% 9/15/25	2,550,000	2,590,165
McKesson Corp. 2.284% 3/15/19	600,000	601,259
McKesson Corp. 4.750% 3/01/21	600,000	666,244
McKesson Corp. 4.883% 3/15/44	625,000	635,817
McKesson Corp. 6.000% 3/01/41	550,000	649,340
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,104,900

	Principal Amount	Value
Merck Sharp & Dohme Corp. 5.850% 6/30/39	$180,000	$222,161
Pfizer, Inc. 7.200% 3/15/39	395,000	542,837
Wyeth 6.000% 2/15/36	360,000	434,167

		19,087,892

Pipelines — 3.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	205,857
Boardwalk Pipelines LP 5.875% 11/15/16	2,390,000	2,471,183
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	508,797
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	491,122
Colonial Pipeline Co. (a) 3.750% 10/01/25	2,665,000	2,703,536
Energy Transfer Partners LP FRN 3.318% 11/16/15	1,375,000	1,003,750
Energy Transfer Partners LP 4.050% 3/15/25	2,790,000	2,465,618
Energy Transfer Partners LP 4.150% 10/01/20	1,130,000	1,143,012
Energy Transfer Partners LP 4.750% 1/15/26	3,185,000	2,930,474
Energy Transfer Partners LP 4.900% 3/15/35	1,615,000	1,304,545
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,252,705
Enterprise Products Operating Co. 3.700% 2/15/26	2,285,000	2,159,206
Enterprise Products Operating Co. 5.950% 2/01/41	455,000	468,735
Kinder Morgan Energy Partners LP 4.100% 11/15/15	2,000,000	2,005,666
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	193,526
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	143,459
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	173,411
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,857,305
Kinder Morgan, Inc. 4.300% 6/01/25	2,675,000	2,403,084
Magellan Midstream Partners LP 5.150% 10/15/43	2,575,000	2,442,640
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	638,495
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	2,035,000	1,867,519

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	$4,230,000	$3,870,450
Phillips 66 Partners LP 3.605% 2/15/25	679,000	622,731
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	326,492
Williams Partners LP 5.250% 3/15/20	1,415,000	1,508,284
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	3,610,000	3,339,250

		41,500,852

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp. 3.400% 2/15/19	1,100,000	1,132,312
American Tower Corp. 3.450% 9/15/21	2,690,000	2,702,145
American Tower Corp. 4.500% 1/15/18	1,375,000	1,446,437
Boston Properties LP 3.700% 11/15/18	475,000	497,735
Boston Properties LP 4.125% 5/15/21	580,000	617,740
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	846,324
DDR Corp. 4.750% 4/15/18	1,000,000	1,058,237
DDR Corp. 7.500% 4/01/17	1,000,000	1,082,226
DDR Corp. 7.875% 9/01/20	1,000,000	1,221,584
Duke Realty LP 8.250% 8/15/19	1,375,000	1,665,854
ERP Operating LP 4.625% 12/15/21	375,000	408,711
Federal Realty Investment Trust 5.900% 4/01/20	330,000	377,634
HCP, Inc. 2.625% 2/01/20	970,000	966,653
Highwoods Realty LP 5.850% 3/15/17	1,800,000	1,915,927
Highwoods Realty LP 7.500% 4/15/18	195,000	219,657
Host Hotels & Resorts LP 4.000% 6/15/25	682,000	672,286
Mack-Cali Realty LP 7.750% 8/15/19	515,000	596,583
ProLogis LP 2.750% 2/15/19	530,000	539,984
Simon Property Group LP 5.650% 2/01/20	140,000	158,869

	Principal Amount	Value
Vereit Operating Partnership LP 2.000% 2/06/17	$1,390,000	$1,362,200
Vereit Operating Partnership LP 3.000% 2/06/19	695,000	662,856

		20,151,954

Retail — 1.8%
AutoNation, Inc. 4.500% 10/01/25	700,000	713,451
Bed Bath & Beyond, Inc. 5.165% 8/01/44	860,000	814,538
CVS Health Corp. 6.125% 9/15/39	560,000	678,331
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,273,030	1,461,149
CVS Pass-Through Trust (a) 7.507% 1/10/32	8,727	10,801
Dollar General Corp. 3.250% 4/15/23	4,015,000	3,826,078
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,554,500
GNC Holdings, Inc., Convertible (a) 1.500% 8/15/20	345,000	318,262
The Home Depot, Inc. 5.950% 4/01/41	600,000	755,829
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	635,348
QVC, Inc. 3.125% 4/01/19	960,000	957,844
QVC, Inc. 4.450% 2/15/25	1,380,000	1,330,570
QVC, Inc. 5.125% 7/02/22	545,000	560,266
Target Corp. 7.000% 1/15/38	475,000	653,604
Tiffany & Co. 4.900% 10/01/44	990,000	956,771
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	936,603
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	676,145
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	685,000	694,245
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	3,170,000	3,153,050

		21,687,385

Savings & Loans — 0.5%
Glencore Funding LLC (a) 1.700% 5/27/16	1,919,000	1,823,050
Glencore Funding LLC (a) 2.500% 1/15/19	1,472,000	1,254,880
Glencore Funding LLC (a) 3.125% 4/29/19	1,115,000	936,600

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nationwide Building Society (a) 2.350% 1/21/20	$2,420,000	$2,424,395

		6,438,925

Semiconductors — 1.0%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,113,007
Intel Corp., Convertible 3.250% 8/01/39	614,000	926,373
Lam Research Corp. 2.750% 3/15/20	2,265,000	2,220,146
Lam Research Corp. 3.800% 3/15/25	2,010,000	1,947,835
Microchip Technology, Inc., Convertible (a) 1.625% 2/15/25	2,040,000	1,952,025
Micron Technology, Inc., Convertible 2.125% 2/15/33	763,000	1,167,390
Micron Technology, Inc., Convertible 3.000% 11/15/43	1,564,000	1,314,737
ON Semiconductor Corp., Convertible (a) 1.000% 12/01/20	1,100,000	1,023,687
QUALCOMM, Inc. 3.450% 5/20/25	1,134,000	1,070,809

		12,736,009

Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	685,368
CA, Inc. 2.875% 8/15/18	730,000	742,201
CA, Inc. 5.375% 12/01/19	1,068,000	1,169,315
Citrix Systems, Inc., Convertible 0.500% 4/15/19	2,090,000	2,203,643

		4,800,527

Telecommunications — 1.6%
America Movil SAB de CV 5.000% 3/30/20	500,000	546,150
America Movil SAB de CV 6.125% 3/30/40	525,000	576,996
AT&T, Inc. 4.750% 5/15/46	1,775,000	1,626,427
AT&T, Inc. 6.550% 2/15/39	455,000	514,413
British Telecom PLC 9.625% 12/15/30	495,000	738,130
CenturyLink, Inc. 6.150% 9/15/19	560,000	557,200
Cisco Systems, Inc. 5.500% 1/15/40	345,000	402,236
Deutsche Telekom International Finance BV 8.750% 6/15/30	475,000	679,097

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$780,000	$801,115
Embarq Corp. 7.995% 6/01/36	145,000	149,576
Qwest Corp. 8.375% 5/01/16	2,960,000	3,066,918
Rogers Communications, Inc. 7.500% 8/15/38	50,000	64,219
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,600,000	2,728,180
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	530,747
Telefonica Emisiones SAU 6.421% 6/20/16	773,000	800,496
Verizon Communications, Inc. 2.625% 2/21/20	1,650,000	1,654,896
Verizon Communications, Inc. 3.500% 11/01/24	1,660,000	1,632,129
Verizon Communications, Inc. 4.862% 8/21/46	918,000	860,820
Verizon Communications, Inc. 5.012% 8/21/54	1,083,000	985,686
Verizon Communications, Inc. 6.550% 9/15/43	1,082,000	1,278,322

		20,193,753

Transportation — 0.7%
Asciano Finance (a) 4.625% 9/23/20	610,000	640,323
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,219,194
Autoridad del Canal de Panama (a) (c) 4.950% 7/29/35	1,050,000	1,039,860
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	863,539
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,184,167
CSX Corp. 7.250% 5/01/27	50,000	63,155
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	419,196
Ryder System, Inc. 2.550% 6/01/19	425,000	426,023
Ryder System, Inc. 2.650% 3/02/20	1,090,000	1,086,294
Union Pacific Corp. 4.000% 2/01/21	500,000	538,649
Union Pacific Corp. 5.375% 6/01/33	520,000	591,141

		8,071,541

Trucking & Leasing — 0.6%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	5,210,000	5,205,259

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 2.375% 7/30/18	$865,000	$865,779
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,805,000	1,796,318

		7,867,356

TOTAL CORPORATE DEBT (Cost $602,123,078)		600,789,699

MUNICIPAL OBLIGATIONS — 1.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,190,476
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	105,000	134,190
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,819,517
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.704% 12/01/31	1,900,000	1,833,038
State of California 5.950% 4/01/16	410,000	420,873
State of California BAB 7.550% 4/01/39	120,000	172,848
State of California BAB 7.600% 11/01/40	3,160,000	4,624,629
State of Illinois 5.365% 3/01/17	2,200,000	2,294,468

		15,490,039

TOTAL MUNICIPAL OBLIGATIONS (Cost $15,255,009)		15,490,039

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.7%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.716% 10/20/20	1,500,000	1,499,999

Automobile ABS — 0.5%
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	918,345
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,186,104	1,230,056
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	1,165,656	1,162,413
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	1,056,117	1,056,090

	Principal Amount	Value
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	$149,032	$149,514
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	836,767	836,339
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	791,380	791,380

		6,144,137

Commercial MBS — 5.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	1,465,664	1,559,877
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.423% 2/10/51	1,701,181	1,836,028
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.466% 2/10/51	1,310,000	1,425,870
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,301,299	1,343,153
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	961,818
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	766,026	800,519
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	2,545,000	2,672,300
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,400,000	1,475,830
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,395,000	1,496,075
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	2,870,000	3,060,954
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.940% 9/11/38	1,650,000	1,686,510

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	$1,060,000	$1,088,925
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,474,378
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	1,410,000	1,550,151
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C VRN 4.399% 5/10/48	1,000,000	960,080
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,335,000	1,416,451
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.979% 6/10/46	950,000	967,314
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	2,487,000	2,631,301
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.609% 2/15/39	681,038	681,975
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,063,790
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	767,854	776,480
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.014% 7/10/38	3,100,000	3,180,944
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.014% 7/10/38	2,457,679	2,490,494
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	547,114
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	307,467	309,792

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$1,181,595	$1,217,695
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	1,620,000	1,695,518
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,666,079
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.062% 6/12/46	979,842	998,324
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	1,325,000	1,457,885
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	987,040
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,184,595
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	1,520,000	1,593,461
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	280,342	281,057
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.461% 1/11/43	781,750	852,089
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	509,089	504,106
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.477% 8/15/39	648,528	650,153
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $1,400,000) (a) (d) 2.750% 7/20/30	486,160	486,240
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $1,597,000) (a) (d) 2.750% 12/20/31	951,590	950,532
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	3,015,000	3,124,793
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,920,000	1,927,317

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$1,240,000	$1,284,036
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.520% 12/15/44	2,255,000	2,255,435
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,400,000	1,472,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.150% 2/15/51	1,525,000	1,625,461
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 6.169% 6/15/45	2,667,000	2,740,983
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	180,530	187,405
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	244,981	244,981
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	643,047	648,749
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	535,143	536,273

		70,030,330

Home Equity ABS — 1.6%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.919% 1/25/35	976,457	966,062
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.464% 8/25/35	332,903	331,013
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.854% 11/25/35	637,192	628,446
Aegis Asset-Backed Securities Trust, Series 2005-2, Class M1 FRN 0.614% 6/25/35	283,566	280,484
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.854% 6/25/35	165,746	164,956
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.869% 2/25/35	88,996	88,922

	Principal Amount	Value
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1 FRN 0.694% 6/28/44	$984,684	$975,236
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1 FRN 0.704% 10/25/35	419,361	415,567
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.624% 7/25/35	341,614	334,756
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.644% 8/25/35	201,222	200,824
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.654% 9/25/34	180,089	176,126
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1 FRN 0.664% 12/25/35	255,002	254,769
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.094% 2/25/35	541,680	461,274
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.614% 5/25/36	1,094,014	1,076,302
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.644% 7/25/35	634,882	631,666
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.434% 1/25/36	330,672	322,551
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.624% 4/25/35	292,236	288,370
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.364% 8/25/36	233,650	231,297
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.974% 12/25/32	80,807	80,651
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.989% 2/25/35	828,298	815,727
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.019% 6/25/35	1,498,496	1,474,732
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.914% 3/25/35	1,785,000	1,755,385
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.929% 6/28/35	1,137,942	1,125,535

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.959% 6/28/35	$950,000	$853,911
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.944% 7/25/35	794,846	797,901
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.492% 10/25/28	60	61
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.564% 1/25/36	1,856,632	1,847,387
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.454% 9/25/35	511,085	508,751
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.574% 8/25/35	268,063	266,575
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.944% 3/25/35	275,878	275,373
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.594% 10/25/35	973,987	969,009
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.604% 9/25/35	170,813	170,554
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.624% 11/25/35	797,673	787,423
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.914% 8/25/35	244,990	244,315

		19,801,911

Other ABS — 9.5%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1 FRN (a) 0.407% 3/15/42	813,782	775,781
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	541,896	539,818
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.827% 7/20/26	2,250,000	2,238,748
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,185,940	1,181,861
Apidos CLO XV, Series 2013-15A, Class A1 FRN (a) 1.637% 10/20/25	745,000	738,470

	Principal Amount	Value
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	$1,450,000	$1,483,534
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.957% 12/15/42	1,885,508	1,898,569
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	382,152	382,477
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A FRN (a) 1.839% 7/16/26	1,950,000	1,941,233
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (a) 1.736% 7/17/26	2,200,000	2,189,183
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (a) 1.687% 1/18/25	1,250,000	1,241,753
Avery Point VI CLO Ltd., Series 2015-6A, Class A FRN (a) 1.830% 8/05/27	3,825,000	3,794,970
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	479,820	480,041
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.729% 7/15/26	2,180,000	2,165,682
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.769% 1/15/26	825,000	819,911
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (a) 1.495% 1/22/25	930,000	917,854
BlueMountain CLO Ltd., Series 2013-3A, Class A FRN (a) 1.694% 10/29/25	650,000	646,008
BlueMountain CLO Ltd., Series 2015-2A, Class A1 FRN (a) 1.706% 7/18/27	2,595,000	2,575,740
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,500,000	1,507,032
Carlyle Global Market Strategies, Series 2013-1A, Class A1 FRN (a) 1.609% 2/14/25	750,000	743,794
Carlyle Global Market Strategies, Series 2012-4A, Class A FRN (a) 1.677% 1/20/25	1,310,000	1,304,904
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.809% 4/17/25	3,415,000	3,403,768
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	603,353	603,164

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (a) 0.399% 11/25/45	$1,106,620	$1,100,712
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	981,750	1,013,350
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	544,445	550,996
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,378,075	1,390,133
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	742,944	747,840
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	786,851	794,228
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,879,425	2,975,847
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	1,583,333	1,570,255
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	693,341	703,317
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	303,077	314,948
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A FRN (a) 1.637% 4/18/26	3,190,000	3,162,576
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.739% 7/15/26	2,925,000	2,906,420
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	695,026	696,623
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	675,000	688,628
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,111,566	2,137,120
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.839% 5/25/35	620,264	618,612
Galaxy XX CLO Ltd., Series 2015-20A, Class A FRN (a) 1.731% 7/20/27	2,875,000	2,864,710
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	864,358	866,479

	Principal Amount	Value
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	$441,667	$445,032
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,313,000	1,342,646
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	635,104	635,097
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.445% 4/25/25	3,600,000	3,546,364
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A FRN (a) 1.737% 4/19/26	2,405,000	2,393,468
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	1,001,250
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.447% 6/02/17	1,425,000	1,434,654
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,378,516	1,392,131
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	331,345	332,587
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	917,968	931,132
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	958,148	974,071
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.737% 1/18/26	1,850,000	1,831,911
LCM Ltd., Series 16A, Class A FRN (a) 1.789% 7/15/26	2,850,000	2,837,312
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.787% 7/20/26	2,900,000	2,888,211
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	423,350	428,738
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,612,260	1,619,033
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,561,643	1,573,578
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	748,604	748,862

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (a) 1.489% 1/15/25	$1,575,000	$1,557,169
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (a) 1.407% 4/20/25	2,100,000	2,070,512
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (a) 1.544% 7/23/25	1,710,000	1,691,749
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	1,200,000	1,201,600
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	522,679	532,769
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	750,000	755,663
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.583% 2/20/25	700,000	692,912
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.731% 11/08/24	1,200,000	1,193,183
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	158,920	160,720
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,111,151	1,168,097
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1 FRN 0.644% 6/25/36	555,000	544,164
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,000,000	1,008,183
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	2,274,547	2,277,390
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	522,108	522,435
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	508,938	513,149
Store Master Funding I LLC, Series 2015-1A, Class A2 (a) 4.170% 4/20/45	319,333	324,242
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.444% 11/25/37	318,407	316,230

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	$355,492	$374,761
Symphony CLO XV Ltd., Series 2014-15A, Class A FRN (a) 1.739% 10/17/26	2,900,000	2,882,449
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	526,833	533,032
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	383,016	406,495
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	2,475,000	2,502,844
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,380,000	2,423,137
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,200,000	2,245,375
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	2,267,065	2,274,176
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	141,407	141,547

		115,347,149

Student Loans ABS — 2.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.459% 8/25/26	23,635	23,611
Access Group, Inc., Series 2003-A, Class A3 FRN 1.231% 7/01/38	915,914	825,412
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.701% 1/25/47	900,000	756,000
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (a) 1.076% 3/01/42	700,000	646,800
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4 FRN 0.486% 3/28/35	1,500,000	1,394,383
DRB Prime Student Loan Trust, Series 2015-B, Class A1 2.148% 10/27/31	500,000	500,000
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.694% 6/15/43	1,075,000	1,050,314
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	1,100,000	1,084,270

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.716% 6/15/43	$1,750,000	$1,746,472
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	450,000	419,662
Education Services of America, Series 2014-4, Class B FRN (a) 1.699% 6/25/48	1,200,000	995,328
Education Services of America, Series 2015-1, Class B FRN (a) 1.699% 10/25/56	1,100,000	945,598
Educational Funding of the South, Inc., Series 2011-1, Class B FRN 3.995% 4/25/46	625,000	693,709
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.429% 8/25/25	34,533	34,499
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 0.170% 1/01/44	450,000	388,711
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1.692% 1/01/44	450,000	362,941
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.636% 9/27/35	1,560,000	1,498,408
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.344% 10/25/27	2,133,494	2,113,836
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.434% 11/27/28	1,052,146	1,033,633
Navient Student Loan Trust, Series 2015-3, Class B FRN 1.694% 10/25/58	940,000	830,974
Nelnet Student Loan Trust, Series 2006-2, Class A6 FRN 0.415% 4/25/31	1,220,000	1,171,200
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.576% 6/25/41	1,082,666	958,454
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 3.890% 3/22/32	325,000	303,506
North Carolina State Education Assistance Authority, Series 2011-2, Class A3 FRN 1.095% 7/25/36	1,600,000	1,519,127
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.589% 7/15/36	378,000	362,948
SLM Student Loan Trust, Series 2006-1, Class A5 FRN 0.405% 7/26/21	1,450,000	1,397,514

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-3, Class B FRN 0.445% 1/25/28	$2,400,000	$1,753,769
SLM Student Loan Trust, Series 2005-3, Class B FRN 0.445% 4/25/40	1,272,178	1,056,676
SLM Student Loan Trust, Series 2014-1, Class A3 FRN 0.794% 2/26/29	900,000	882,050
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 1.080% 3/15/28	865,000	854,291
SLM Student Loan Trust, Series 2008-7, Class A4 FRN 1.195% 7/25/23	1,300,000	1,267,128
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	650,000	639,558
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.694% 6/25/43	1,420,000	1,285,759
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	250,000	247,703
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.680% 3/15/28	1,718,000	1,702,337
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.197% 1/03/33	1,800,000	1,723,976
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.697% 8/01/35	1,100,000	960,007

		35,430,564

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.803% 8/25/34	85,351	81,909
Connecticut Avenue Securities, Series 2015-C03, Class 1M1 1.694% 7/25/25	2,890,980	2,893,794
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.616% 2/25/34	20,737	20,143
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.028% 9/25/33	7,687	7,178
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 0.379% 1/26/34	1,666,994	1,606,077
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.718% 8/25/34	18,616	17,734

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.421% 8/25/34	$70,047	$57,944
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.444% 8/25/36	74,417	73,244
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	9,045	8,565
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.661% 7/25/33	4,966	4,865
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	250	254
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.566% 3/25/34	43,816	43,872
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.599% 4/25/44	102,556	99,782

		4,915,361

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.781% 6/25/32	27,671	26,507

		26,507

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $252,459,555)		253,195,958

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 7.375% 3/18/19	725,000	821,063
Peruvian Government International Bond 6.550% 3/14/37	405,000	464,738
Poland Government International Bond 6.375% 7/15/19	690,000	798,785
Province of Quebec Canada 7.500% 9/15/29	390,000	577,615
Republic of Brazil International Bond 4.875% 1/22/21	425,000	413,313
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,065,150

	Principal Amount	Value
Republic of Brazil International Bond 5.875% 1/15/19	$876,000	$917,610
Republic of Turkey International Bond 4.875% 4/16/43	474,000	394,605
Republic of Turkey International Bond 6.750% 4/03/18	840,000	906,528
United Mexican States 4.750% 3/08/44	1,955,000	1,783,937
United Mexican States 5.125% 1/15/20	850,000	935,000
United Mexican States 6.750% 9/27/34	685,000	818,575

		9,896,919

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,059,638)		9,896,919

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.0%
Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	5,075,586	5,275,403
Series 4290, Class CA 3.500% 12/15/38	2,785,459	2,947,514
Series 2617, Class Z 5.500% 5/15/33	2,464,435	2,752,305
Series 2693, Class Z 5.500% 10/15/33	4,192,593	4,709,615
Series 3423, Class PB 5.500% 3/15/38	800,000	914,831
Series 2178, Class PB 7.000% 8/15/29	89,696	103,281
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,679,530	1,800,671
Series 2014-48, Class AB 4.000% 10/25/40	3,995,749	4,275,056
Series 2007-32, Class Z 5.500% 4/25/37	1,395,410	1,560,437
Series 2010-60, Class HJ 5.500% 5/25/40	956,155	1,063,332
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	1,243,799	1,366,155
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	90,971	102,550

		26,871,150

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 23.8%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	$140,423	$148,157
Pool #J13972 3.500% 1/01/26	110,814	117,091
Pool #C91344 3.500% 11/01/30	252,545	267,392
Pool #C91424 3.500% 1/01/32	176,673	187,060
Pool #C91239 4.500% 3/01/29	15,261	16,581
Pool #C91251 4.500% 6/01/29	97,595	106,032
Pool #G05253 5.000% 2/01/39	485,872	535,447
Pool #C90939 5.500% 12/01/25	58,175	64,685
Pool #D97258 5.500% 4/01/27	128,014	142,841
Pool #C91026 5.500% 4/01/27	93,609	104,366
Pool #C91074 5.500% 8/01/27	8,877	9,878
Pool #D97417 5.500% 10/01/27	25,360	28,174
Pool #C91128 5.500% 12/01/27	5,144	5,738
Pool #C91148 5.500% 1/01/28	183,853	205,059
Pool #C91176 5.500% 5/01/28	67,174	74,808
Pool #C91217 5.500% 11/01/28	26,980	30,078
Pool #E85389 6.000% 9/01/16	4,902	5,007
Pool #G11431 6.000% 2/01/18	4,196	4,335
Pool #E85301 6.500% 9/01/16	16,883	17,274
Pool #E85032 6.500% 9/01/16	873	889
Pool #E85409 6.500% 9/01/16	10,328	10,521
Pool #C01079 7.500% 10/01/30	2,809	3,368
Pool #C01135 7.500% 2/01/31	9,304	11,140
Pool #554904 9.000% 3/01/17	33	34
Federal Home Loan Mortgage Corp. TBA Pool #1513 4.000% 3/01/42 (c)	19,750,000	21,021,406

	Principal Amount	Value
Federal National Mortgage Association Pool #775539 2.330% 5/01/34 FRN	$115,944	$123,533
Pool #725692 2.362% 10/01/33 FRN	256,247	272,118
Pool #888586 2.411% 10/01/34 FRN	249,804	265,976
Pool #AO8180 3.000% 9/01/42	55,183	56,088
Pool #AB7397 3.000% 12/01/42	244,572	248,508
Pool #AB7401 3.000% 12/01/42	240,654	244,527
Pool #AP8668 3.000% 12/01/42	292,524	297,232
Pool #AR1975 3.000% 12/01/42	66,935	68,012
Pool #AR0306 3.000% 1/01/43	20,455	20,784
Pool #AR5391 3.000% 1/01/43	174,254	177,059
Pool #AL3215 3.000% 2/01/43	228,960	232,645
Pool #AR4109 3.000% 2/01/43	195,693	198,843
Pool #AR4432 3.000% 3/01/43	81,971	83,290
Pool #AT0169 3.000% 3/01/43	329,618	334,923
Pool #AB8809 3.000% 3/01/43	122,580	124,553
Pool #MA1368 3.000% 3/01/43	416,374	423,075
Pool #AR2174 3.000% 4/01/43	410,282	416,757
Pool #890564 3.000% 6/01/43	4,107,977	4,193,346
Pool #AR3816 3.500% 2/01/43	876,212	916,497
Pool #AB8527 3.500% 3/01/43	1,871,236	1,957,269
Pool #AR8708 3.500% 4/01/43	1,251,209	1,308,735
Pool #MA1437 3.500% 5/01/43	759,238	794,145
Pool #AT4050 3.500% 5/01/43	1,686,400	1,763,935
Pool #MA1463 3.500% 6/01/43	4,045,396	4,231,390
Pool #AB6261 4.000% 9/01/42	10,595,735	11,421,870
Pool #AA3980 4.500% 4/01/28	98,289	108,291

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD0836 5.500% 11/01/28	$178,363	$199,126
Pool #587994 6.000% 6/01/16	1,816	1,843
Pool #253880 6.500% 7/01/16	4,150	4,217
Pool #575667 7.000% 3/01/31	13,859	16,384
Pool #497120 7.500% 8/01/29	371	444
Pool #529453 7.500% 1/01/30	3,029	3,635
Pool #531196 7.500% 2/01/30	395	474
Pool #532418 7.500% 2/01/30	4,711	5,654
Pool #530299 7.500% 3/01/30	453	531
Pool #536386 7.500% 4/01/30	536	642
Pool #535996 7.500% 6/01/31	11,814	14,152
Pool #523499 8.000% 11/01/29	317	385
Pool #252926 8.000% 12/01/29	339	413
Pool #532819 8.000% 3/01/30	211	258
Pool #534703 8.000% 5/01/30	3,190	3,880
Pool #253437 8.000% 9/01/30	248	301
Pool #253481 8.000% 10/01/30	146	178
Pool #190317 8.000% 8/01/31	5,702	6,932
Pool #596656 8.000% 8/01/31	2,854	3,205
Pool #602008 8.000% 8/01/31	6,642	8,053
Pool #597220 8.000% 9/01/31	3,622	4,409
Federal National Mortgage Association TBA Pool #869 2.500% 7/01/42 (c)	25,775,000	25,251,445
Pool #9768 3.000% 12/01/42 (c)	50,370,000	51,038,974
Pool #17115 3.500% 5/01/43 (c)	6,650,000	6,935,743
Pool #18388 4.000% 7/01/42 (c)	2,025,000	2,159,789

	Principal Amount	Value
Government National Mortgage Association Pool #783896 3.500% 5/15/44	$5,811,172	$6,098,326
Pool #371146 7.000% 9/15/23	835	940
Pool #352022 7.000% 11/15/23	12,014	13,662
Pool #374440 7.000% 11/15/23	698	789
Pool #491089 7.000% 12/15/28	32,187	37,884
Pool #483598 7.000% 1/15/29	3,926	4,623
Pool #480539 7.000% 4/15/29	515	609
Pool #478658 7.000% 5/15/29	2,547	3,025
Pool #488634 7.000% 5/15/29	2,732	3,228
Pool #500928 7.000% 5/15/29	5,066	6,004
Pool #499410 7.000% 7/15/29	1,472	1,750
Pool #508655 7.000% 7/15/29	160	189
Pool #510083 7.000% 7/15/29	2,525	2,983
Pool #493723 7.000% 8/15/29	12,846	15,267
Pool #516706 7.000% 8/15/29	158	175
Pool #505558 7.000% 9/15/29	1,641	1,948
Pool #581417 7.000% 7/15/32	29,653	35,164
Pool #591581 7.000% 8/15/32	15,601	18,563
Pool #203940 7.500% 4/15/17	2,086	2,165
Pool #193870 7.500% 5/15/17	2,736	2,858
Pool #192796 7.500% 6/15/17	378	396
Pool #226163 7.500% 7/15/17	4,623	4,840
Government National Mortgage Association II Pool #008746 1.625% 11/20/25 FRN	7,107	7,288
Pool #080136 1.625% 11/20/27 FRN	1,357	1,396

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #82488 1.750% 3/20/40 FRN	$885,113	$920,064
Pool #82462 2.500% 1/20/40 FRN	935,255	971,059
Pool #784026 3.500% 12/20/44	1,960,592	2,057,856
Government National Mortgage Association II TBA Pool #548 3.000% 7/01/43 (c)	61,025,000	62,264,570
Pool #1635 3.500% 9/01/43 (c)	17,800,000	18,645,500
Pool #1367 4.000% 4/01/43 (c)	17,500,000	18,640,234
Pool #1523 4.500% 12/01/40 (c)	39,475,000	42,410,953

		291,236,137

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $316,296,191)		318,107,287

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds & Notes — 1.7%
U.S. Treasury Bond (e) 2.750% 8/15/42	2,815,000	2,745,892
U.S. Treasury Bond 3.000% 11/15/44	2,500,000	2,553,432
U.S. Treasury Bond (e) 3.500% 2/15/39	8,200,000	9,252,965
U.S. Treasury Note 1.375% 4/30/20	6,500,000	6,517,710

		21,069,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,489,980)		21,069,999

TOTAL BONDS & NOTES (Cost $1,216,683,451)		1,218,549,901

TOTAL LONG-TERM INVESTMENTS (Cost $1,226,791,218)		1,227,062,682

SHORT-TERM INVESTMENTS — 21.1%
Commercial Paper — 21.0%
Agrium, Inc. 0.550% 11/23/15	3,000,000	2,997,571
Agrium, Inc. 0.850% 1/15/16	3,000,000	2,992,492
Agrium, Inc. 0.850% 1/19/16	14,500,000	14,462,340

	Principal Amount	Value
Airgas, Inc. (a) 0.530% 10/01/15	$10,000,000	$10,000,000
Aon Corp. (a) 0.500% 11/02/15	7,000,000	6,996,889
Aon Corp. (a) 0.550% 11/23/15	6,800,000	6,794,494
Aon Corp. (a) 0.570% 11/18/15	5,385,000	5,380,907
Campbell Soup Co. (a) 0.700% 11/03/15	10,000,000	9,993,583
Campbell Soup Co. (a) 0.700% 11/05/15	10,000,000	9,993,194
Canadian Natural Resources Ltd. (a) 0.520% 11/05/15	4,700,000	4,697,624
Celgene Corp. (a) 0.520% 11/23/15	3,000,000	2,997,703
Enbridge, Inc. (a) 0.660% 10/22/15	20,000,000	19,992,300
Encana Corp. (a) 0.630% 10/20/15	15,000,000	14,995,012
Experian Finance PLC (a) 0.570% 10/19/15	10,000,000	9,997,150
Hewlett-Packard Co. (a) 0.660% 10/06/15	6,000,000	5,999,450
Hewlett-Packard Co. (a) 0.710% 10/13/15	4,400,000	4,398,959
Holcim US Finance Sarl & Cie (a) 0.600% 10/05/15	6,900,000	6,899,540
Holcim US Finance Sarl & Cie (a) 0.600% 10/06/15	1,100,000	1,099,908
Holcim US Finance Sarl & Cie (a) 0.600% 11/05/15	7,000,000	6,995,917
Hyundai Capital America (a) 0.570% 10/13/15	13,000,000	12,997,530
Monsanto Co. (a) 0.580% 11/16/15	7,146,000	7,140,704
ONEOK Partners LP (a) 0.620% 10/06/15	4,800,000	4,799,587
ONEOK Partners LP (a) 0.660% 10/01/15	6,200,000	6,200,000
ONEOK Partners LP (a) 0.660% 10/08/15	4,375,000	4,374,439
Tate & Lyle International Finance PLC (a) 0.530% 11/09/15	2,800,000	2,798,392
Tate & Lyle International Finance PLC (a) 0.530% 11/12/15	11,300,000	11,293,013
Thomson Reuters Corp. (a) 0.640% 10/07/15	10,000,000	9,998,950
Thomson Reuters Corp. (a) 0.670% 11/10/15	10,000,000	9,992,556
Williams Partners LP (a) 0.560% 10/29/15	20,000,000	19,991,289

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WPP CP LLC (a) 0.520% 10/01/15	$5,000,000	$5,000,000
WPP CP LLC (a) 0.520% 10/06/15	8,000,000	7,999,422
WPP CP LLC (a) 0.520% 10/21/15	7,000,000	6,997,978

		257,268,893

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/15	619,143	619,143

TOTAL SHORT-TERM INVESTMENTS (Cost $257,888,036)		257,888,036

TOTAL INVESTMENTS — 121.4% (Cost $1,484,679,254) (f)		1,484,950,718

Other Assets/(Liabilities) — (21.4)%		(261,496,482)

NET ASSETS — 100.0%		$1,223,454,236

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $482,248,380 or 39.42% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2015, these securities amounted to a value of $22,965 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2015, these securities amounted to a value of $1,436,772 or 0.12% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Commercial Paper — 66.8%
Air Products & Chemicals, Inc. (a) 0.170% 10/01/15	$4,000,000	$4,000,000
American Honda Finance Corp. 0.230% 11/23/15	1,000,000	999,661
Archer Daniels Midland Co. (a) 0.110% 10/05/15	1,250,000	1,249,985
AstraZeneca PLC (a) 0.180% 10/19/15	4,200,000	4,199,622
Bank of Nova Scotia (a) 0.170% 10/14/15	1,500,000	1,499,908
Basin Electric Power Cooperative (a) 0.130% 10/05/15	3,500,000	3,499,949
Basin Electric Power Cooperative (a) 0.140% 10/23/15	750,000	749,936
BMW US Capital LLC (a) 0.160% 10/13/15	1,600,000	1,599,915
BMW US Capital LLC (a) 0.230% 11/30/15	2,000,000	1,999,233
Brown-Forman Corp. (a) 0.200% 10/09/15	4,250,000	4,249,811
Cargill, Inc. (a) 0.090% 10/02/15	4,250,000	4,249,989
Caterpillar Financial Services Corp. 0.200% 12/01/15	1,250,000	1,249,576
Caterpillar Financial Services Corp. 0.210% 12/01/15	2,975,000	2,973,941
CDP Financial, Inc. (a) 0.200% 10/15/15	4,250,000	4,249,670
ConocoPhillips Qatar Funding Ltd. (a) 0.270% 12/04/15	4,250,000	4,247,960
Google, Inc. Class C (a) 0.120% 11/19/15	4,000,000	3,999,347
Honeywell International, Inc. (a) 0.130% 10/05/15	1,750,000	1,749,975
Honeywell International, Inc. (a) 0.230% 11/23/15	1,900,000	1,899,357
Illinois Tool Works, Inc. (a) 0.100% 10/06/15	1,850,000	1,849,974
Illinois Tool Works, Inc. (a) 0.110% 10/01/15	2,400,000	2,400,000
John Deere Capital Corp. (a) 0.120% 10/23/15	4,250,000	4,249,688
Kimberly Clark Corp. (a) 0.170% 10/13/15	1,600,000	1,599,909
L’Oreal USA, Inc. (a) 0.100% 10/16/15	4,250,000	4,249,823
Microsoft Corp. (a) 0.155% 11/18/15	1,200,000	1,199,752

	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. 0.140% 10/14/15	$4,200,000	$4,199,788
NSTAR Electric Co. 0.150% 10/02/15	4,250,000	4,249,982
Paccar Financial Corp. 0.130% 10/29/15	1,900,000	1,899,808
Paccar Financial Corp. 0.170% 10/16/15	2,300,000	2,299,837
PepsiCo, Inc. (a) 0.130% 10/21/15	4,000,000	3,999,711
Pfizer, Inc. (a) 0.110% 10/08/15	4,000,000	3,999,915
Precision Castparts Corp. (a) 0.100% 10/07/15	4,000,000	3,999,933
Proctor & Gamble Co. (a) 0.110% 10/15/15	4,250,000	4,249,818
Reckitt Benckiser Treasury Services PLC (a) 0.170% 10/16/15	2,240,000	2,239,841
Reckitt Benckiser Treasury Services PLC (a) 0.180% 11/12/15	750,000	749,843
Reckitt Benckiser Treasury Services PLC (a) 0.200% 11/09/15	900,000	899,805
Roche Holding, Inc. (a) 0.130% 11/02/15	4,000,000	3,999,538
The Coca-Cola Co. (a) 0.210% 10/13/15	4,000,000	3,999,720
The Wal-Mart Stores, Inc. (a) 0.140% 10/30/15	4,250,000	4,249,521
United Healthcare Co. (a) 0.220% 10/01/15	2,250,000	2,250,000
Wisconsin Electric Power Corp. 0.160% 10/06/15	4,250,000	4,249,906

		115,753,947

Corporate Debt — 4.0%
General Electric Capital Corp. FRN 0.884% 1/08/16	3,990,000	3,996,423
International Business Machines Corp. FRN 0.374% 2/05/16	3,000,000	3,001,023

		6,997,446

Discount Notes — 12.8%
Federal Farm Credit Discount Notes 0.180% 10/19/15	250,000	249,978
Federal Home Loan Bank Discount Notes 0.150% 10/23/15	500,000	499,954

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.150% 10/30/15	$2,300,000	$2,299,722
Federal Home Loan Bank Discount Notes 0.155% 11/25/15	625,000	624,852
Federal Home Loan Bank Discount Notes 0.160% 11/25/15	2,000,000	1,999,511
Federal Home Loan Bank Discount Notes 0.190% 1/27/16	1,000,000	999,377
Federal Home Loan Bank Discount Notes 0.220% 2/03/16	600,000	599,542
Federal Home Loan Bank Discount Notes 0.220% 2/24/16	900,000	899,197
Federal Home Loan Bank Discount Notes 0.260% 4/26/16	280,000	279,579
Federal Home Loan Mortgage Corp. 0.160% 11/05/15	600,000	599,907
Federal Home Loan Mortgage Corp. 0.190% 1/28/16	1,000,000	999,372
Federal Home Loan Mortgage Corp. 0.220% 2/12/16	200,000	199,836
Federal Home Loan Mortgage Corp. 0.225% 3/18/16	3,925,000	3,920,854
Federal National Mortgage Association 0.150% 1/08/16	900,000	899,629
Federal National Mortgage Association 0.150% 1/13/16	2,000,000	1,999,133
Federal National Mortgage Association 0.190% 2/08/16	4,000,000	3,997,256
Federal National Mortgage Association 0.220% 1/13/16	200,000	199,873
Federal National Mortgage Association 0.220% 2/17/16	900,000	899,235

		22,166,807

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/15	126,400	126,400

U.S. Government Obligations — 16.3%
U.S. Treasury Note, 0.060%, due 1/31/16	10,000,000	10,000,186

	Principal Amount	Value
U.S. Treasury Note, 0.085%, due 7/31/16	$3,500,000	$3,500,413
U.S. Treasury Note, 0.375%, due 1/31/16	5,000,000	5,002,711
U.S. Treasury Note, 0.375%, due 2/15/16	5,000,000	5,004,601
U.S. Treasury Note, 0.375%, due 3/31/16	2,000,000	2,001,436
U.S. Treasury Note, 0.375%, due 4/30/16	2,775,000	2,776,326

		28,285,673

TOTAL SHORT-TERM INVESTMENTS (Cost $173,330,273)		173,330,273

TOTAL INVESTMENTS — 100.0% (Cost $173,330,273) (b)		173,330,273

Other Assets/(Liabilities) — 0.0%		1,936

NET ASSETS — 100.0%		$173,332,209

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $93,631,448 or 54.02% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.2%
Pharmaceuticals — 0.2%
Allergan PLC 5.500%	355	$334,928

Energy — 0.2%
Oil & Gas — 0.2%
Anadarko Petroleum Corp. 7.500%	8,800	329,384
Southwestern Energy Co. 6.250%	4,100	127,428

		456,812

TOTAL PREFERRED STOCK (Cost $1,004,474)		791,740

TOTAL EQUITIES (Cost $1,004,474)		791,740

	Principal Amount

BONDS & NOTES — 97.6%

CORPORATE DEBT — 39.0%
Aerospace & Defense — 0.2%
Exelis, Inc. 4.250% 10/01/16	$270,000	275,856

Agriculture — 0.9%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	830,000	845,438
Imperial Tobacco Finance PLC (a) 2.950% 7/21/20	740,000	744,397

		1,589,835

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	38,156	38,156
United Air Lines, Inc. (b) 10.110% 2/19/49	5,429	1,466

		39,622

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC 2.240% 6/15/18	1,000,000	997,087
General Motors Co. 3.500% 10/02/18	205,000	206,654
General Motors Financial Co., Inc. 3.200% 7/13/20	25,000	24,663
Hyundai Capital America (a) 2.550% 2/06/19	170,000	170,891
Volkswagen Group of America Finance LLC (a) 1.600% 11/20/17	200,000	191,890

		1,591,185

	Principal Amount	Value
Banks — 3.6%
BNP Paribas SA 2.375% 5/21/20	$260,000	$260,850
CIT Group, Inc. 4.250% 8/15/17	760,000	769,500
Credit Agricole SA (a) 2.750% 6/10/20	460,000	466,630
Credit Suisse 1.750% 1/29/18	765,000	765,070
First Horizon National Corp. 5.375% 12/15/15	1,984,000	2,001,062
Intesa Sanpaolo SpA 3.875% 1/16/18	910,000	937,422
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	252,909
Nordea Bank AB (a) 2.500% 9/17/20	645,000	649,603
Regions Financial Corp. 7.500% 5/15/18	130,000	145,751
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	200,000	203,200
SVB Financial Group 5.375% 9/15/20	75,000	83,601

		6,535,598

Biotechnology — 0.4%
Celgene Corp. 2.875% 8/15/20	805,000	812,304

Building Materials — 0.4%
Martin Marietta Material, Inc. FRN 1.381% 6/30/17	205,000	203,461
Masco Corp. 7.125% 3/15/20	500,000	576,250

		779,711

Chemicals — 1.6%
Airgas, Inc. 3.050% 8/01/20	915,000	929,102
Cabot Corp. 5.000% 10/01/16	330,000	341,558
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,090,000	1,094,990
LyondellBasell Industries NV 5.000% 4/15/19	200,000	215,640
RPM International, Inc. 6.125% 10/15/19	300,000	335,928

		2,917,218

Commercial Services — 1.5%
The ADT Corp. 2.250% 7/15/17	1,034,000	1,018,490
Leidos Holdings, Inc. 4.450% 12/01/20	525,000	522,256

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
McGraw Hill Financial, Inc. (a) 3.300% 8/14/20	$635,000	$646,105
The Western Union Co. 5.930% 10/01/16	545,000	568,751

		2,755,602

Computers — 0.5%
Hewlett Packard Enterprise Co. (a) 2.850% 10/05/18	935,000	933,803

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	105,000	106,186

Diversified Financial — 8.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	710,000	709,112
Air Lease Corp. 3.375% 1/15/19	365,000	369,563
Air Lease Corp. STEP 5.625% 4/01/17	1,315,000	1,372,531
Ally Financial, Inc. 3.600% 5/21/18	440,000	435,050
Ally Financial, Inc. 4.750% 9/10/18	650,000	662,187
Caisse Centrale Desjardins (a) 1.750% 1/29/18	1,065,000	1,064,294
Citigroup, Inc. 5.500% 2/15/17	2,250,000	2,368,825
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,005,571
General Motors Financial Co., Inc. 2.625% 7/10/17	190,000	190,440
Hyundai Capital America (a) 3.750% 4/06/16	1,875,000	1,898,756
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	955,000	957,980
International Lease Finance Corp. FRN 2.287% 6/15/16	750,000	746,250
International Lease Finance Corp. 3.875% 4/15/18	100,000	99,750
International Lease Finance Corp. 5.750% 5/15/16	741,000	752,115
Lazard Group LLC 4.250% 11/14/20	305,000	323,072
Lazard Group LLC 6.850% 6/15/17	39,000	42,141
Merrill Lynch & Co., Inc. 5.700% 5/02/17	1,200,000	1,266,418
Merrill Lynch & Co., Inc. 6.050% 5/16/16	1,750,000	1,800,003

		16,064,058

	Principal Amount	Value
Electric — 0.2%
IPALCO Enterprises, Inc. 5.000% 5/01/18	$315,000	$329,962
Kansas Gas & Electric Co. 5.647% 3/29/21	30,384	30,688

		360,650

Electronics — 0.4%
Amphenol Corp. 2.550% 1/30/19	215,000	217,248
Avnet, Inc. 6.625% 9/15/16	220,000	230,090
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	150,075
Jabil Circuit, Inc. 8.250% 3/15/18	90,000	100,575

		697,988

Environmental Controls — 0.5%
Clean Harbors, Inc. 5.250% 8/01/20	900,000	909,000

Foods — 0.4%
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	205,000
Tyson Foods, Inc. 2.650% 8/15/19	60,000	60,452
Tyson Foods, Inc. 6.600% 4/01/16	510,000	523,998

		789,450

Forest Products & Paper — 0.6%
Domtar Corp. 10.750% 6/01/17	90,000	102,505
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,000,000	1,050,000

		1,152,505

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	100,000	100,304

Health Care – Products — 0.4%
Boston Scientific Corp. 2.850% 5/15/20	255,000	254,944
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	398,000	398,497

		653,441

Health Care – Services — 0.2%
Laboratory Corp. of America Holdings 2.625% 2/01/20	440,000	441,357

Home Builders — 0.8%
DR Horton, Inc. 3.750% 3/01/19	950,000	955,938

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lennar Corp. 4.500% 11/15/19	$438,000	$441,723

		1,397,661

Insurance — 0.4%
AXIS Specialty Finance PLC 2.650% 4/01/19	90,000	90,401
Willis Group Holdings PLC 4.125% 3/15/16	55,000	55,675
Willis Group Holdings PLC 5.750% 3/15/21	255,000	285,243
Willis North America, Inc. 6.200% 3/28/17	270,000	285,366

		716,685

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	345,000	389,379

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	465,000	478,793
FS Investment Corp. 4.000% 7/15/19	365,000	369,910

		848,703

Iron & Steel — 0.6%
Allegheny Technologies, Inc. 9.375% 6/01/19	470,000	495,850
ArcelorMittal 5.125% 6/01/20	245,000	221,749
ArcelorMittal 6.125% 6/01/18	146,000	143,080
Commercial Metals Co. 6.500% 7/15/17	120,000	123,600
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	192,106

		1,176,385

Lodging — 0.3%
Marriott International, Inc. 2.875% 3/01/21	605,000	607,589

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	215,000	204,787
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	97,188
CNH Industrial Capital LLC 6.250% 11/01/16	190,000	193,563
Roper Technologies, Inc. 1.850% 11/15/17	350,000	350,481

		846,019

Manufacturing — 1.1%
Harsco Corp 2.700% 10/15/15	1,106,000	1,105,447

	Principal Amount	Value
SPX FLOW, Inc. 6.875% 9/01/17	$170,000	$178,500
Tyco Electronics Group SA 6.550% 10/01/17	700,000	767,064

		2,051,011

Media — 0.8%
CCO Safari II LLC (a) 3.579% 7/23/20	605,000	600,544
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	900,000	879,750

		1,480,294

Mining — 1.0%
Freeport-McMoRan, Inc. 2.300% 11/14/17	400,000	361,000
Glencore Finance Canada. STEP (a) 2.050% 10/23/15	175,000	174,825
Vale Overseas Ltd. 6.250% 1/11/16	1,250,000	1,258,450

		1,794,275

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 1/15/16	95,000	96,021
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	798,431
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	35,506

		929,958

Oil & Gas — 1.6%
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	40,000	28,400
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	390,000	335,400
Chesapeake Energy Corp. 3.250% 3/15/16	650,000	637,130
Noble Holding International Ltd. 4.000% 3/16/18	100,000	94,717
Petrobras International Finance Co. 3.875% 1/27/16	1,000,000	982,500
Petroleos Mexicanos 3.125% 1/23/19	50,000	48,937
Rowan Cos., Inc. 5.000% 9/01/17	55,000	53,935
Southwestern Energy Co. 3.300% 1/23/18	125,000	122,825
Transocean, Inc. STEP 5.550% 12/15/16	100,000	98,750
Transocean, Inc. 6.000% 3/15/18	15,000	13,725
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	165,000	134,372

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WPX Energy, Inc. 7.500% 8/01/20	$365,000	$333,975

		2,884,666

Oil & Gas Services — 0.7%
Cameron International Corp. 1.400% 6/15/17	300,000	298,017
SESI LLC 6.375% 5/01/19	110,000	109,587
Superior Energy Services, Inc. 7.125% 12/15/21	807,000	791,869

		1,199,473

Pharmaceuticals — 1.2%
AbbVie, Inc. 1.750% 11/06/17	200,000	200,594
AbbVie, Inc. 1.800% 5/14/18	815,000	812,738
Actavis Funding SCS 2.350% 3/12/18	520,000	522,069
Baxalta, Inc. (a) 2.000% 6/22/18	485,000	483,545
McKesson Corp. 2.284% 3/15/19	85,000	85,178

		2,104,124

Pipelines — 0.8%
Boardwalk Pipelines LP 5.875% 11/15/16	375,000	387,738
Energy Transfer Partners LP 2.500% 6/15/18	335,000	333,513
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	310,000	328,061
Kinder Morgan, Inc. (a) 5.000% 2/15/21	415,000	424,065

		1,473,377

Real Estate Investment Trusts (REITS) — 2.3%
DDR Corp. 7.500% 7/15/18	925,000	1,058,215
Digital Delta Holdings LLC (a) (c) 3.400% 10/01/20	320,000	321,211
Duke Realty LP 5.500% 3/01/16	250,000	254,229
Duke Realty LP 5.950% 2/15/17	550,000	583,094
Duke Realty LP 8.250% 8/15/19	200,000	242,306
HCP, Inc. 6.000% 1/30/17	550,000	579,620
Highwoods Realty LP 5.850% 3/15/17	275,000	292,711
Highwoods Realty LP 7.500% 4/15/18	25,000	28,161

	Principal Amount	Value
Realty Income Corp. 2.000% 1/31/18	$25,000	$25,200
UDR, Inc. 4.250% 6/01/18	105,000	111,062
UDR, Inc. 5.250% 1/15/16	350,000	353,899
Vereit Operating Partnership LP 2.000% 2/06/17	225,000	220,500
Vereit Operating Partnership LP 3.000% 2/06/19	110,000	104,912

		4,175,120

Retail — 0.6%
AutoNation, Inc. 3.350% 1/15/21	255,000	257,741
Best Buy Co., Inc. 3.750% 3/15/16	575,000	579,917
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	90,000	98,832
QVC, Inc. 3.125% 4/01/19	150,000	149,663

		1,086,153

Savings & Loans — 0.4%
Glencore Funding LLC (a) 1.700% 5/27/16	369,000	350,550
Glencore Funding LLC (a) 3.125% 4/29/19	360,000	302,400

		652,950

Semiconductors — 0.2%
KLA-Tencor Corp. 2.375% 11/01/17	300,000	301,563

Telecommunications — 1.2%
Crown Castle Towers LLC (a) 4.174% 8/15/37	350,000	358,699
Frontier Communications Corp. 8.250% 4/15/17	795,000	839,719
Qwest Corp. 8.375% 5/01/16	315,000	326,378
Sprint Communications, Inc. (a) 9.000% 11/15/18	395,000	414,473
Telefonica Emisiones SAU 6.421% 6/20/16	130,000	134,624
Verizon Communications, Inc. 2.625% 2/21/20	72,000	72,214

		2,146,107

Transportation — 0.5%
Asciano Finance (a) 5.000% 4/07/18	147,000	155,845
Ryder System, Inc. 2.500% 3/01/18	475,000	483,218
Ryder System, Inc. 2.550% 6/01/19	65,000	65,156

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ryder System, Inc. 2.875% 9/01/20	$280,000	$281,542

		985,761

Trucking & Leasing — 1.0%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	1,070,000	1,069,026
GATX Corp. 3.500% 7/15/16	30,000	30,469
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	270,000	268,701
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	525,000	529,636

		1,897,832

TOTAL CORPORATE DEBT (Cost $71,125,422)		70,650,758

MUNICIPAL OBLIGATIONS — 0.5%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.495% 4/25/24	366,133	362,834
Louisiana State Public Facilities Authority FRN 1.195% 4/26/27	126,842	127,730
State of Illinois 5.365% 3/01/17	400,000	417,176

		907,740

TOTAL MUNICIPAL OBLIGATIONS (Cost $886,568)		907,740

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.716% 10/20/20	200,000	200,000

Automobile ABS — 3.5%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	135,758	135,733
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) (c) 1.500% 9/12/19	600,000	599,960

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	$382,745	$382,660
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	200,000	201,262
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	195,302	202,539
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	57,215	57,205
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	230,330	230,288
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.949% 11/07/23	24,907	24,909
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	208,106	207,830
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	210,413	210,325
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	142,719	142,715
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	114,561	114,710
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	180,000	179,933
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	287,101	288,129
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	250,000	250,588
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	370,000	369,900
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	124,638	124,444
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	56,522	56,581
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	123,484	123,386
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	248,787	248,698
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	330,000	331,623
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	251,600	251,735

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	$213,738	$213,811
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	34,750	34,765
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	190,509	190,446
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	92,661	92,921
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	262,335	262,269
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	164,816	164,889
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	106,498	106,443
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	227,538	227,735
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	105,517	105,517
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	16,832	16,832
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	123,245	123,243

		6,274,024

Commercial MBS — 6.6%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.734% 6/10/49	326,441	340,376
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	226,161	240,698
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.002% 2/10/51	180,000	192,364
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.423% 2/10/51	377,070	406,959
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	246,715	254,650

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$225,000	$233,956
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	406,951	425,276
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	290,000	301,328
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	110,000	116,355
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	425,000	453,277
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.940% 9/11/38	400,000	408,851
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 1.007% 3/15/29	365,000	362,359
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	301,642
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A VRN 5.943% 6/10/46	165,210	168,413
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.979% 6/10/46	225,000	229,101
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	390,000	412,629
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	198,706	198,706
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	189,943	192,077
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	221,255	222,265
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.014% 7/10/38	400,000	410,444

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.014% 7/10/38	$102,326	$103,692
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	462,156	476,276
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM VRN 5.667% 12/12/44	480,000	482,175
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM VRN 6.082% 2/12/51	270,000	290,683
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	485,000	503,115
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	507,824
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.062% 6/12/46	183,955	187,425
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	250,000	268,081
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	207,798
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	416,113
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	314,499
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ VRN 5.508% 2/12/44	190,000	195,756
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	52,881	53,016
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.461% 1/11/43	133,253	145,242
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	60,869	60,273
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.477% 8/15/39	133,031	133,365

	Principal Amount	Value
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (a) (d) 2.750% 7/20/30	$86,814	$86,829
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (a) (d) 2.750% 12/20/31	148,686	148,521
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	243,346
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.520% 12/15/44	355,000	355,068
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.150% 2/15/51	440,000	468,986
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	47,836	47,836
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	150,044	151,375
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	164,659	165,007

		11,884,027

Home Equity ABS — 2.0%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.464% 8/25/35	77,695	77,254
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.854% 11/25/35	107,341	105,867
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.929% 8/25/35	201,503	199,974
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.854% 6/25/35	38,999	38,813
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.869% 2/25/35	14,988	14,975
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.374% 4/25/36	54,241	53,922
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.674% 12/25/35	344,017	333,977

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.624% 7/25/35	$51,831	$50,791
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.644% 8/25/35	34,238	34,170
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.654% 9/25/34	34,449	33,691
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.094% 2/25/35	102,644	87,408
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A FRN (a) 0.434% 10/25/34	209,098	204,813
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.769% 10/25/35	19,952	19,930
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.614% 5/25/36	135,542	133,347
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.434% 1/25/36	80,001	78,036
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.624% 4/25/35	73,059	72,093
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.364% 8/25/36	50,395	49,888
Home Equity Asset Trust, Series 2005-HF1, Class A1 FRN 0.714% 2/25/36	111,405	108,230
Home Equity Asset Trust, Series 2005-HF1, Class A2B FRN 0.894% 2/25/36	129,678	126,133
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.414% 10/25/35	198,652	195,393
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.974% 12/25/32	13,309	13,284
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.019% 6/25/35	234,807	231,083
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.394% 8/25/36	33,288	33,143
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.929% 6/28/35	195,531	193,399
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.944% 7/25/35	116,218	116,665

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.492% 10/25/28	$11	$12
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.564% 1/25/36	265,233	263,912
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.404% 12/25/35	227,433	225,531
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.454% 9/25/35	87,745	87,345
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.574% 8/25/35	67,016	66,644
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.944% 3/25/35	68,970	68,843
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.624% 11/25/35	137,364	135,599
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (a) 0.474% 1/25/37	113,423	113,275
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.914% 8/25/35	41,134	41,021

		3,608,461

Other ABS — 12.6%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.407% 3/15/41	164,312	160,909
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	378,423	402,096
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.827% 7/20/26	350,000	348,250
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	177,891	177,279
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.957% 12/15/42	386,951	389,632
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	163,555	163,694
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	240,000	240,414
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	83,118	83,157

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	$420,000	$422,118
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.729% 7/15/26	340,000	337,767
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.769% 1/15/26	765,000	760,281
BlueMountain CLO Ltd., Series 2015-2A, Class A1 FRN (a) 1.706% 7/18/27	475,000	471,475
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	250,000	251,172
Carlyle Global Market Strategies, Series 2012-4A, Class A FRN (a) 1.677% 1/20/25	460,000	458,211
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.809% 4/17/25	535,000	533,240
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	200,815	201,157
CCG Receivables Trust, Series 2014-1, Class A2 (a) 1.060% 11/15/21	152,291	152,355
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	103,432	103,400
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3 FRN (a) 0.494% 7/25/36	274,774	270,002
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	218,900	220,815
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	105,250	105,944
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	122,399	123,547
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	139,350	139,479
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	531,438	549,234
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	237,500	235,538

	Principal Amount	Value
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.139% 7/15/23	$242,669	$245,696
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.539% 7/15/24	75,769	78,049
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.739% 7/15/26	450,000	447,142
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	232,818	232,163
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	204,589	203,575
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	92,670	92,883
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	100,000	102,019
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.839% 5/25/35	99,187	98,922
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	448,971	447,779
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	94,909	95,023
Galaxy XX CLO Ltd., Series 2015-20A, Class A FRN (a) 1.731% 7/20/27	475,000	473,300
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	205,800	206,305
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	189,019	189,017
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.445% 4/25/25	535,000	527,029
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	250,000	250,312
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.447% 6/02/17	250,000	251,694
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	289,374	287,983
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	252,071	254,561

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	$57,905	$58,122
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	160,542	162,844
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	178,854	181,827
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.737% 1/18/26	260,000	257,458
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.530% 5/01/22	371,732	368,938
LCM Ltd., Series 10AR, Class AR FRN (a) 1.549% 4/15/22	463,320	461,936
LCM Ltd., Series 16A, Class A FRN (a) 1.789% 7/15/26	430,000	428,086
LCM XI LP, Series 11A, Class A FRN (a) 1.587% 4/19/22	1,205,000	1,197,280
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.787% 7/20/26	430,000	428,252
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2 FRN (a) 1.737% 7/20/26	290,000	288,226
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	181,896	182,660
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.139% 4/25/35	374,848	371,578
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	199,935	200,599
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	314,667	315,582
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	110,089	110,127
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	250,000	250,538
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	60,031	60,001

	Principal Amount	Value
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	$240,000	$240,000
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	170,000	170,227
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	83,629	85,243
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	100,000	100,755
RAAC, Series 2006-RP2, Class A FRN (a) 0.449% 2/25/37	212,217	208,755
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.731% 11/08/24	200,000	198,864
SBA Tower Trust, Series 2014-1A, Class C STEP (a) 2.898% 10/15/44	300,000	300,957
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	182,484	182,341
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	78,906	79,157
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	48,559	49,109
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	41,270	41,825
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	467,281	491,229
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	334,492	334,910
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	81,017	81,067
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	99,792	100,618
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	52,657	52,856
Symphony CLO XV Ltd., Series 2014-15A, Class A FRN (a) 1.739% 10/17/26	350,000	347,882
TAL Advantage LLC, Series 2006-1A FRN (a) 0.406% 4/20/21	647,500	646,868

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	$230,887	$229,716
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.903% 12/10/18	605,000	605,195
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.527% 7/15/41	268,111	277,495
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	76,603	81,299
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	187,990	189,597
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	425,000	429,781
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	250,355	249,532

		22,883,950

Student Loans ABS — 3.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.459% 8/25/26	6,078	6,071
Access Group, Inc., Series 2004-A, Class A2 FRN 0.555% 4/25/29	157,015	156,018
Access Group, Inc., Series 2015-1, Class A FRN (a) 0.894% 7/25/56	431,791	418,978
Access Group, Inc., Series 2003-A, Class A3 FRN 1.231% 7/01/38	138,775	125,062
Access Group, Inc., Series 2015-1, Class B FRN (a) 1.694% 7/25/58	140,000	118,210
Brazos Student Finance Corp., Series 2003-A, Class A3 FRN 1.729% 7/01/38	200,000	184,751
College Loan Corp Trust I, Series 2005-2, Class B FRN 0.779% 1/15/37	326,291	281,663
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	382,486	385,527
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	260,000	259,971
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	200,000	197,140

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.716% 6/15/43	$250,000	$249,496
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.399% 5/25/23	62,459	62,099
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.429% 8/25/25	34,533	34,499
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.595% 10/28/41	77,320	76,925
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.636% 9/27/35	260,000	249,735
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.324% 11/27/28	149,265	148,286
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.344% 10/25/27	282,707	280,102
National Collegiate Student Loan Trust, Series 2005-1, Class A4 FRN 0.434% 11/27/28	236,733	232,567
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.586% 6/25/27	303,224	301,832
Navient Private Education Loan Trust, Series 2015-BA, Class A1 FRN (a) 0.807% 5/15/23	284,983	284,610
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	340,000	342,521
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (a) 1.694% 10/25/47	170,000	146,738
Nelnet Student Loan Trust, Series 2015-3A, Class B FRN (a) 1.694% 7/27/50	130,000	109,642
North Carolina State Education Assistance Authority, Series 2011-1, Class A2 FRN 1.181% 1/26/26	215,085	214,977
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.459% 7/15/36	155,803	154,742
SLM Student Loan Trust, Series 2006-1, Class A5 FRN 0.405% 7/26/21	200,000	192,761
SLM Student Loan Trust, Series 2007-5, Class A6 FRN 0.405% 1/26/43	120,000	104,179
SLM Student Loan Trust, Series 2005-5, Class A4 0.435% 10/25/28	280,000	260,800

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.515% 3/25/44	$171,262	$139,001
SLM Student Loan Trust, Series 2003-14, Class A6 FRN 0.595% 7/25/25	150,000	143,779
SLM Student Loan Trust, Series 2005-8, Class B FRN 0.605% 1/25/40	247,277	208,905
SLM Student Loan Trust, Series 2004-10, Class B FRN 0.665% 1/25/40	231,437	195,990
SLM Student Loan Trust, Series 2014-1, Class A3 FRN 0.794% 2/26/29	200,000	196,011
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.607% 8/15/25	100,434	100,879
SLM Student Loan Trust, Series 2013-4, Class B FRN 1.694% 12/28/43	120,000	107,095
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	50,000	49,541
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (a) 1.794% 6/25/25	294,388	297,240

		7,018,343

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.803% 8/25/34	16,257	15,602
Connecticut Avenue Securities, Series 2015-C02, Class 1M1 FRN 1.344% 5/25/25	332,583	331,969
Connecticut Avenue Securities, Series 2015-C03, Class 1M1 1.694% 7/25/25	439,824	440,253
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.616% 2/25/34	3,950	3,837
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.028% 9/25/33	1,443	1,348
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 0.379% 1/26/34	249,809	240,680
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.718% 8/25/34	3,551	3,383
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.421% 8/25/34	13,205	10,924

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.444% 8/25/36	$14,337	$14,111
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.605% 2/25/34	1,702	1,611
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.661% 7/25/33	942	923
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	49	49
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.566% 3/25/34	8,370	8,380
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1 1.094% 10/25/27	240,598	239,508
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.599% 4/25/44	19,535	19,006

		1,331,584

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.444% 11/25/37	75,119	74,605
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.781% 6/25/32	5,287	5,065

		79,670

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,456,674)		53,280,059

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.7%
Collateralized Mortgage Obligations — 6.5%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	906,801	941,227
Series 4447, Class PA 3.000% 12/15/44	234,451	246,283
Series 3990, Class VA 3.500% 1/15/25	583,127	627,640
Series 4213, Class VE 3.500% 6/15/26	505,990	543,548
Series 4290, Class CA 3.500% 12/15/38	1,294,650	1,369,971
Series 4443, Class BA 3.500% 4/15/41	303,988	321,035

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 4328, Class DA 4.000% 1/15/36	$1,030,637	$1,102,102
Series 4325, Class MA 4.000% 9/15/39	1,209,239	1,290,151
Series 4336, Class MA 4.000% 1/15/40	1,927,128	2,059,501
Series 4323, Class CA 4.000% 3/15/40	559,269	602,456
Series 2178, Class PB 7.000% 8/15/29	16,873	19,429
Federal National Mortgage Association
Series 2015-20, Class EV 3.500% 7/25/26	577,914	622,236
Series 2014-14, Class A 3.500% 2/25/37	685,445	720,264
Series 2014-48, Class AB 4.000% 10/25/40	596,768	638,482
Federal National Mortgage Association REMIC, Series 2015-62, Class VA 4.000% 10/25/26	167,968	184,417
Government National Mortgage Association, Series 2014-131, Class BW FRN 3.860% 5/20/41	381,372	393,893
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	17,328	19,533

		11,702,168

Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	934	954
Pool #G11431 6.000% 2/01/18	814	840
Pool #E85301 6.500% 9/01/16	3,216	3,291
Pool #E85032 6.500% 9/01/16	166	170
Pool #E85409 6.500% 9/01/16	1,968	2,004
Pool #C01079 7.500% 10/01/30	537	643
Pool #C01135 7.500% 2/01/31	1,754	2,101
Pool #554904 9.000% 3/01/17	6	7
Federal National Mortgage Association
Pool #775539 2.330% 5/01/34 FRN	22,085	23,530
Pool #725692 2.362% 10/01/33 FRN	48,715	51,732
Pool #888586 2.411% 10/01/34 FRN	47,257	50,316

	Principal Amount	Value
Pool #587994 6.000% 6/01/16	$348	$354
Pool #253880 6.500% 7/01/16	791	804
Pool #575667 7.000% 3/01/31	2,640	3,121
Pool #497120 7.500% 8/01/29	62	75
Pool #529453 7.500% 1/01/30	577	693
Pool #531196 7.500% 2/01/30	78	94
Pool #532418 7.500% 2/01/30	888	1,065
Pool #530299 7.500% 3/01/30	85	100
Pool #536386 7.500% 4/01/30	97	116
Pool #535996 7.500% 6/01/31	2,245	2,689
Pool #523499 8.000% 11/01/29	63	77
Pool #252926 8.000% 12/01/29	52	63
Pool #532819 8.000% 3/01/30	50	61
Pool #534703 8.000% 5/01/30	594	722
Pool #253437 8.000% 9/01/30	50	61
Pool #253481 8.000% 10/01/30	22	27
Pool #190317 8.000% 8/01/31	1,064	1,294
Pool #596656 8.000% 8/01/31	552	620
Pool #602008 8.000% 8/01/31	1,263	1,532
Pool #597220 8.000% 9/01/31	705	858
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	513	577
Pool #352022 7.000% 11/15/23	2,419	2,751
Pool #491089 7.000% 12/15/28	6,205	7,303
Pool #483598 7.000% 1/15/29	757	891
Pool #478658 7.000% 5/15/29	485	576
Pool #500928 7.000% 5/15/29	938	1,112

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #499410 7.000% 7/15/29	$280	$334
Pool #510083 7.000% 7/15/29	481	568
Pool #493723 7.000% 8/15/29	2,412	2,867
Pool #581417 7.000% 7/15/32	5,648	6,698
Pool #591581 7.000% 8/15/32	2,926	3,482
Pool #203940 7.500% 4/15/17	401	416
Pool #193870 7.500% 5/15/17	514	537
Pool #226163 7.500% 7/15/17	882	923
Government National Mortgage Association II
Pool #008746 1.625% 11/20/25 FRN	1,359	1,393
Pool #080136 1.625% 11/20/27 FRN	249	256
Pool #82488 1.750% 3/20/40 FRN	139,848	145,370
Pool #82462 2.500% 1/20/40 FRN	113,364	117,704

		443,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,112,194)		12,145,940

U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Bonds & Notes — 22.0%
U.S. Treasury Note 0.875% 11/15/17	19,420,000	19,488,273
U.S. Treasury Note 1.000% 12/15/17	18,040,000	18,152,927
U.S. Treasury Note (e) 1.500% 8/31/18	2,065,000	2,099,847

		39,741,047

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,442,910)		39,741,047

TOTAL BONDS & NOTES (Cost $177,023,768)		176,725,544

TOTAL LONG-TERM INVESTMENTS (Cost $178,028,242)		177,517,284

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Commercial Paper — 2.1%
Edison International (a) 0.350% 10/01/15	$3,750,000	$3,749,963

Time Deposits — 0.2%
Euro Time Deposit 0.010% 10/01/15	336,921	336,921

TOTAL SHORT-TERM INVESTMENTS (Cost $4,086,884)		4,086,884

TOTAL INVESTMENTS — 100.3% (Cost $182,115,126) (f)		181,604,168

Other Assets/ (Liabilities) — (0.3)%		(543,626)

NET ASSETS — 100.0%		$181,060,542

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $54,485,246 or 30.09% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2015, these securities amounted to a value of $1,466 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2015, these securities amounted to a value of $235,350 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 4.2%
Chemicals — 1.0%
A. Schulman, Inc.	16,972	$551,081
Intrepid Potash, Inc. (a) (b)	73,560	407,522

		958,603

Forest Products & Paper — 1.2%
P.H. Glatfelter Co.	68,500	1,179,570

Mining — 2.0%
Kaiser Aluminum Corp.	20,050	1,609,013
Osisko Gold Royalties Ltd. (a)	41,239	435,721

		2,044,734

		4,182,907

Communications — 1.3%
Internet — 0.6%
Zynga, Inc. (b)	286,250	652,650

Telecommunications — 0.7%
RigNet, Inc. (a) (b)	25,670	654,585

		1,307,235

Consumer, Cyclical — 11.3%
Airlines — 0.6%
Spirit Airlines, Inc. (b)	12,380	585,574

Automotive & Parts — 1.6%
Dana Holding Corp.	100,344	1,593,463

Entertainment — 0.7%
International Speedway Corp. Class A	22,350	708,942

Retail — 7.7%
Brinker International, Inc.	24,510	1,290,942
Krispy Kreme Doughnuts, Inc. (b)	31,620	462,601
Mattress Firm Holding Corp. (a) (b)	29,390	1,227,326
Nu Skin Enterprises, Inc. Class A	12,320	508,570
Party City Holdco, Inc. (b)	65,260	1,042,202
Popeyes Louisiana Kitchen, Inc. (b)	31,460	1,773,085
Texas Roadhouse, Inc.	35,670	1,326,924

		7,631,650

Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (b)	57,450	700,890

		11,220,519

Consumer, Non-cyclical — 27.9%
Agriculture — 1.1%
Universal Corp. (a)	21,690	1,075,173

Biotechnology — 0.9%
Celldex Therapeutics, Inc. (a) (b)	17,460	184,028
Ultragenyx Pharmaceutical, Inc. (b)	7,200	693,432

		877,460

	Number of Shares	Value
Commercial Services — 11.2%
ABM Industries, Inc.	39,270	$1,072,464
Booz Allen Hamilton Holding Corp.	40,780	1,068,844
James River Group Holdings Ltd.	35,610	957,553
KAR Auction Services, Inc.	56,280	1,997,940
Korn/Ferry International	65,651	2,171,079
On Assignment, Inc. (b)	35,260	1,301,094
Paylocity Holding Corp. (b)	42,680	1,279,973
Team Health Holdings, Inc. (b)	23,210	1,254,036

		11,102,983

Foods — 2.5%
Pinnacle Foods, Inc.	58,830	2,463,800

Health Care – Products — 1.7%
Dexcom, Inc. (b)	5,659	485,882
NxStage Medical, Inc. (b)	39,500	622,915
Spectranetics Corp. (b)	44,910	529,489

		1,638,286

Health Care – Services — 5.0%
Acadia Healthcare Co., Inc. (b)	19,800	1,312,146
HealthSouth Corp.	43,621	1,673,738
WellCare Health Plans, Inc. (b)	22,923	1,975,504

		4,961,388

Household Products — 2.9%
Acco Brands Corp. (b)	141,620	1,001,253
Prestige Brands Holdings, Inc. (b)	41,211	1,861,089

		2,862,342

Pharmaceuticals — 2.6%
Acadia Pharmaceuticals, Inc. (b)	20,550	679,589
Aratana Therapeutics, Inc. (b)	30,840	260,906
Axovant Sciences Ltd. (a) (b)	12,210	157,753
Diplomat Pharmacy, Inc. (b)	25,860	742,958
VWR Corp. (a) (b)	29,620	760,938

		2,602,144

		27,583,576

Energy — 3.1%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (b)	98,049	811,846

Oil & Gas — 1.8%
Suburban Propane Partners LP	24,555	807,123
Western Refining, Inc.	22,230	980,787

		1,787,910

Pipelines — 0.5%
Cone Midstream Partners LP	51,340	509,806

		3,109,562

Financial — 23.8%
Banks — 7.7%
BancorpSouth, Inc.	75,770	1,801,053
FirstMerit Corp.	91,395	1,614,950

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MB Financial, Inc.	55,040	$1,796,506
Talmer Bancorp, Inc.	63,690	1,060,438
Webster Financial Corp.	37,440	1,333,987

		7,606,934

Insurance — 1.7%
Endurance Specialty Holdings Ltd.	16,300	994,789
Old Republic International Corp.	44,810	700,828

		1,695,617

Real Estate Investment Trusts (REITS) — 9.6%
Apollo Commercial Real Estate Finance, Inc.	73,317	1,151,810
Chatham Lodging Trust	68,060	1,461,929
CYS Investments, Inc.	182,800	1,327,128
DuPont Fabros Technology, Inc.	39,140	1,012,943
LaSalle Hotel Properties	54,985	1,561,024
National Storage Affiliates Trust	67,650	916,658
STAG Industrial, Inc.	116,300	2,117,823

		9,549,315

Savings & Loans — 4.8%
BankUnited, Inc.	54,689	1,955,132
First Niagara Financial Group, Inc.	115,830	1,182,624
Flagstar Bancorp, Inc. (b)	27,442	564,208
Oritani Financial Corp.	65,610	1,024,828

		4,726,792

		23,578,658

Industrial — 7.7%
Aerospace & Defense — 0.5%
AAR Corp.	25,910	491,513

Building Materials — 2.1%
Boise Cascade Co. (b)	27,710	698,846
Masonite International Corp. (b)	16,070	973,520
Summit Materials, Inc. Class A (b)	22,240	417,445

		2,089,811

Electrical Components & Equipment — 0.8%
Generac Holdings, Inc. (a) (b)	24,800	746,232

Engineering & Construction — 0.7%
AECOM (b)	26,057	716,828

Machinery – Diversified — 0.4%
SPX FLOW, Inc. (b)	12,500	430,375

Manufacturing — 1.0%
Matthews International Corp. Class A	16,600	812,902
SPX Corp.	12,500	149,000

		961,902

Transportation — 1.6%
Saia, Inc. (b)	17,356	537,168
Swift Transportation Co. (b)	40,125	602,677
XPO Logistics, Inc. (a) (b)	18,350	437,281

		1,577,126

	Number of Shares	Value
Trucking & Leasing — 0.6%
The Greenbrier Cos., Inc. (a)	18,680	$599,815

		7,613,602

Technology — 15.4%
Computers — 4.9%
CACI International, Inc. Class A (b)	13,260	980,842
FleetMatics Group PLC (a) (b)	15,060	739,295
Fortinet, Inc. (b)	29,385	1,248,275
j2 Global, Inc.	25,841	1,830,835

		4,799,247

Semiconductors — 3.0%
Cavium, Inc. (b)	15,780	968,419
Cypress Semiconductor Corp.	54,473	464,110
MKS Instruments, Inc.	46,900	1,572,557

		3,005,086

Software — 7.5%
Black Knight Financial Services, Inc. Class A (b)	36,240	1,179,612
Guidewire Software, Inc. (b)	26,850	1,411,773
Imperva, Inc. (b)	26,690	1,747,661
Proofpoint, Inc. (b)	17,830	1,075,506
SYNNEX Corp.	23,540	2,002,312

		7,416,864

		15,221,197

Utilities — 2.8%
Electric — 2.8%
Allete, Inc.	28,580	1,443,004
Portland General Electric Co.	35,980	1,330,181

		2,773,185

TOTAL COMMON STOCK (Cost $86,311,391)		96,590,441

TOTAL EQUITIES (Cost $86,311,391)		96,590,441

MUTUAL FUNDS — 7.0%
Diversified Financial — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)	6,901,794	6,901,794

TOTAL MUTUAL FUNDS (Cost $6,901,794)		6,901,794

TOTAL LONG-TERM INVESTMENTS (Cost $93,213,185)		103,492,235

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (d)	$2,630,831	$2,630,831

TOTAL SHORT-TERM INVESTMENTS (Cost $2,630,831)		2,630,831

TOTAL INVESTMENTS — 107.2% (Cost $95,844,016) (e)		106,123,066

Other Assets/ (Liabilities) — (7.2)%		(7,092,757)

NET ASSETS — 100.0%		$99,030,309

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $6,721,926 or 6.79% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,630,832. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $2,687,850.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.6%
Communications — 3.8%
Internet — 2.2%
F5 Networks, Inc. (a)	1,310	$151,698
Liberty Ventures Series A (a)	5,400	217,890

		369,588

Media — 1.6%
Starz Class A (a)	4,250	158,695
TEGNA, Inc.	5,400	120,906
		279,601

		649,189

Consumer, Cyclical — 10.0%
Automotive & Parts — 1.6%
Allison Transmission Holdings, Inc.	10,700	285,583

Distribution & Wholesale — 1.3%
WESCO International, Inc. (a)	4,750	220,732

Leisure Time — 4.3%
Jarden Corp. (a)	15,250	745,420

Retail — 2.8%
Vista Outdoor, Inc. (a)	10,700	475,401

		1,727,136

Consumer, Non-cyclical — 42.9%
Biotechnology — 0.8%
Gilead Sciences, Inc.	1,460	143,357

Commercial Services — 4.7%
PayPal Holdings, Inc. (a)	16,000	496,640
Sotheby’s	10,000	319,800

		816,440

Cosmetics & Personal Care — 2.5%
Coty, Inc. Class A	15,900	430,254

Foods — 10.7%
ConAgra Foods, Inc.	11,800	478,018
The J.M. Smucker Co.	8,900	1,015,401
The WhiteWave Foods Co. (a)	8,600	345,290

		1,838,709

Health Care – Products — 2.8%
Halyard Health, Inc. (a)	14,000	398,160
West Pharmaceutical Services, Inc.	1,500	81,180

		479,340

Pharmaceuticals — 21.4%
AbbVie, Inc.	4,400	239,404
Baxalta, Inc.	11,150	351,337
Mallinckrodt PLC (a)	5,590	357,425
Valeant Pharmaceuticals International, Inc. (a)	4,630	825,899
Zoetis, Inc.	46,100	1,898,398

		3,672,463

		7,380,563

	Number of Shares	Value
Energy — 3.7%
Oil & Gas — 3.7%
Murphy USA, Inc. (a)	5,387	$296,016
Phillips 66	4,350	334,254
		630,270
		630,270
Financial — 6.8%
Diversified Financial — 1.5%
Legg Mason, Inc.	3,150	131,071
Santander Consumer USA Holdings, Inc. (a)	6,200	126,604

		257,675

Diversified Financial Services — 1.3%
Blackhawk Network Holdings, Inc. (a)	5,350	226,787

Insurance — 0.8%
Fidelity & Guaranty Life	5,400	132,516

Real Estate Investment Trusts (REITS) — 1.5%
Communications Sales & Leasing, Inc. (a)	3,500	62,650
Mack-Cali Realty Corp.	10,600	200,128

		262,778

Savings & Loans — 1.7%
Beneficial Bancorp, Inc. (a)	22,400	297,024
		1,176,780
Industrial — 23.3%
Aerospace & Defense — 1.3%
KLX, Inc. (a)	6,200	221,588

Electrical Components & Equipment — 1.6%
Energizer Holdings, Inc.	6,900	267,099

Electronics — 14.5%
Allegion PLC	11,400	657,324
Keysight Technologies, Inc. (a)	10,100	311,484
Kimball Electronics, Inc. (a)	74,283	886,196
Knowles Corp. (a)	35,000	645,050

		2,500,054

Machinery – Construction & Mining — 0.9%
Hyster-Yale Materials Handling, Inc.	2,600	150,358

Machinery – Diversified — 4.1%
AGCO Corp.	15,000	699,450

Miscellaneous – Manufacturing — 0.9%
Hexcel Corp.	3,600	161,496

		4,000,045

Technology — 4.1%
Computers — 0.7%
Science Applications International Corp.	2,900	116,609

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.4%
CDK Global, Inc.	12,350	$590,083

		706,692

TOTAL COMMON STOCK (Cost $18,653,008)		16,270,675

TOTAL EQUITIES (Cost $18,653,008)		16,270,675

TOTAL LONG-TERM INVESTMENTS (Cost $18,653,008)		16,270,675

	Principal Amount
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreement — 5.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$939,890	939,890

TOTAL SHORT-TERM INVESTMENTS (Cost $939,890)		939,890

TOTAL INVESTMENTS — 100.1% (Cost $19,592,898) (c)		17,210,565

Other Assets/(Liabilities) — (0.1)%		(19,081)

NET ASSETS — 100.0%		$17,191,484

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $939,890. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $961,381.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 91.9%
Bermuda — 1.1%
Jardine Strategic Holdings Ltd.	35,362	$949,634

Brazil — 4.5%
B2W Cia Digital (a)	32,558	122,036
BM&F BOVESPA SA	331,100	925,360
Cyrela Brazil Realty SA	87,200	181,900
Diagnosticos da America SA	69,500	157,775
Embraer SA Sponsored ADR (Brazil)	40,720	1,041,618
Estacio Participacoes SA	135,800	482,981
Kroton Educacional SA	344,619	670,201
Natura Cosmeticos SA	4,600	22,626
Sul America SA	81,700	367,851

		3,972,348

Canada — 0.2%
First Quantum Minerals Ltd. (b)	39,501	144,743

Cayman Islands — 17.5%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	37,100	2,187,787
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	13,560	1,863,279
China Lodging Group Ltd. Sponsored ADR (Cayman Islands) (a) (b)	4,725	114,959
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	23,550	1,487,889
Homeinns Hotel Group ADR (Cayman Islands) (a)	20,020	575,375
JD.com, Inc. ADR (Cayman Islands) (a)	71,733	1,869,362
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (b)	64,030	881,053
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	44,440	898,132
Qunar Cayman Islands Ltd. (a)	12,300	369,861
SOHO China Ltd.	536,500	209,017
Tencent Holdings Ltd.	184,059	3,100,391
Tingyi Cayman Islands Holding Corp.	594,000	953,987
Want Want China Holdings Ltd.	841,000	691,056
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	6,937	299,748

		15,501,896

China — 4.5%
China Life Insurance Co. Ltd.	230,000	802,836
China Oilfield Services Ltd.	212,000	213,775
China Pacific Insurance Group Co. Ltd. Class H	216,800	802,931

	Number of Shares	Value
The People’s Insurance Co. Group Ltd. Class H	458,000	$225,019
PICC Property & Casualty Co. Ltd. Class H	268,000	526,905
Sinopharm Group Co. Ltd. Class H	333,200	1,174,193
Tsingtao Brewery Co. Ltd. Class H	62,000	273,450

		4,019,109

Colombia — 2.3%
Almacenes Exito SA (c)	29,800	128,965
Almacenes Exito SA	46,155	198,204
Bancolombia SA Sponsored ADR (Colombia) (b)	10,170	327,474
Grupo Aval Acciones y Valores (b)	102,630	786,146
Grupo de Inversiones Suramericana SA	52,726	612,671

		2,053,460

Egypt — 0.6%
Commercial International Bank	85,036	571,790

France — 2.3%
Casino Guichard-Perrachon SA	1,310	69,764
Kering	5,015	820,839
LVMH Moet Hennessy Louis Vuitton SE	6,596	1,125,555

		2,016,158

Hong Kong — 4.8%
AIA Group Ltd.	280,400	1,459,915
Galaxy Entertainment Group Ltd.	147,000	377,513
Hang Lung Properties Ltd.	467,000	1,050,908
Hang Lung Properties Ltd.	118,000	401,471
Hong Kong Exchanges and Clearing Ltd.	42,571	978,996

		4,268,803

India — 17.1%
Ambuja Cements Ltd.	70,799	222,450
Apollo Hospitals Enterprise Ltd.	36,025	791,879
Asian Paints Ltd.	13,098	168,277
Cipla Ltd/India	41,116	399,847
Dr Reddy’s Laboratories Ltd.	21,625	1,371,350
Glenmark Pharmaceuticals Ltd.	19,112	307,339
Housing Development Finance Corp.	201,137	3,724,096
ICICI Bank Ltd. Sponsored ADR (India)	137,490	1,152,166
Infosys Technologies Ltd.	153,057	2,716,504
Kotak Mahindra Bank Ltd.	28,462	281,655
Lupin Ltd.	9,630	298,990
Sun Pharmaceutical Industries Ltd.	45,023	599,019
Tata Consultancy Services Ltd.	32,720	1,290,032
UltraTech Cement Ltd	11,570	473,339
Zee Entertainment Enterprises Ltd.	229,732	1,374,408

		15,171,351

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Indonesia — 1.9%
Astra International Tbk PT	2,826,500	$1,012,305
Indocement Tunggal Prakarsa Tbk PT	302,500	341,677
Semen Indonesia Persero Tbk PT	476,500	295,781
Sumber Alfaria Trijaya Tbk PT	3,700	144

		1,649,907

Italy — 1.6%
Prada SpA	376,500	1,444,790

Luxembourg — 0.4%
Tenaris SA Sponsored ADR (Luxembourg) (b)	15,660	377,563

Malaysia — 1.6%
Genting Bhd	655,700	1,085,836
Genting Malaysia	353,300	333,944

		1,419,780

Mexico — 6.8%
America Movil SAB de CV Sponsored ADR (Mexico) (b)	41,830	692,287
Fomento Economico Mexicano SAB de CV	118,250	1,057,226
Grupo Aeroportuario del Sureste SAB de CV	25,428	388,033
Grupo Financiero Banorte SAB de CV Class O	299,241	1,467,803
Grupo Financiero Inbursa SAB de CV	434,075	896,914
Grupo Televisa SAB Sponsored ADR (Mexico)	41,020	1,067,340
Wal-Mart de Mexico SAB de CV	178,834	441,243

		6,010,846

Netherlands — 0.1%
Yandex NV (a)	12,860	137,988

Nigeria — 1.2%
Guaranty Trust Bank PLC	2,424,793	292,070
Nigerian Breweries PLC	678,641	497,223
Zenith Bank PLC	3,810,072	321,579

		1,110,872

Philippines — 2.9%
Jollibee Foods Corp.	138,080	570,144
SM Investments Corp.	55,160	1,052,651
SM Prime Holdings, Inc.	2,183,500	967,278

		2,590,073

Republic of Korea — 1.1%
NAVER Corp.	2,248	976,411

Russia — 6.5%
Alrosa AO (a)	629,089	553,746
Magnit OJSC (a)	16,957	3,031,380
NovaTek OAO (d)	23,684	2,196,729

		5,781,855

	Number of Shares	Value
Singapore — 0.6%
Genting Singapore PLC (b)	45,000	$22,943
Global Logistic Properties Ltd. (b)	328,000	471,787

		494,730

South Africa — 1.0%
MTN Group Ltd.	68,803	885,782

Switzerland — 0.5%
Cie Financiere Richemont SA	5,862	456,695

Taiwan — 2.2%
MediaTek, Inc.	27,000	201,490
Taiwan Semiconductor Manufacturing Co. Ltd.	450,000	1,795,728

		1,997,218

Thailand — 0.9%
Airports of Thailand PCL	29,200	226,070
CP ALL PCL	423,000	556,502

		782,572

Turkey — 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	66,881	472,354
BIM Birlesik Magazalar AS	28,299	501,988
Haci Omer Sabanci Holding AS	259,829	762,494

		1,736,836

United Arab Emirates — 1.5%
DP World Ltd.	63,620	1,354,776

United Kingdom — 2.7%
Glencore PLC	217,561	303,171
Old Mutual PLC (b)	419,488	1,201,574
SABMiller PLC	15,134	857,590

		2,362,335

United States — 1.6%
Las Vegas Sands Corp.	19,190	728,644
MercadoLibre, Inc. (b)	7,250	660,185

		1,388,829

TOTAL COMMON STOCK (Cost $97,424,887)		81,629,150

PREFERRED STOCK — 2.5%
Brazil — 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 2.390%	51,800	657,349
Lojas Americanas SA 0.640%	293,400	1,198,910

		1,856,259

Colombia — 0.3%
Banco Davivienda SA 3.280%	38,516	299,117

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	5,038,404	$67,547

TOTAL PREFERRED STOCK (Cost $3,717,499)		2,222,923

TOTAL EQUITIES (Cost $101,142,386)		83,852,073

MUTUAL FUNDS — 5.4%
United States — 5.4%
State Street Navigator Securities Lending Prime Portfolio (e)	4,760,263	4,760,263

TOTAL MUTUAL FUNDS (Cost $4,760,263)		4,760,263

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	81,500	15,852

TOTAL WARRANTS (Cost $38,401)		15,852

TOTAL LONG-TERM INVESTMENTS (Cost $105,941,050)		88,628,188

	Principal Amount
SHORT-TERM INVESTMENTS — 5.8%
Repurchase Agreement — 5.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (f)	$5,161,034	5,161,034

TOTAL SHORT-TERM INVESTMENTS (Cost $5,161,034)		5,161,034

TOTAL INVESTMENTS — 105.6% (Cost $111,102,084) (g)		93,789,222

Other Assets/ (Liabilities) — (5.6)%		(4,986,903)

NET ASSETS — 100.0%		$88,802,319

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $4,567,245 or 5.14% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $128,965 or 0.15% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, these securities amounted to a value of $2,196,729 or 2.47% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $5,161,036. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $5,266,800.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service,

Notes to Portfolio of Investments (Unaudited) (Continued)

which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at amortized cost or a price the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 1, as of September 30, 2015. The Equity Rotation Fund, HighYield Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2015, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$9,502,174	$2,463,814 *	$-	$11,965,988
U.S. Treasury Obligations	-	1,000,117	-	1,000,117
Mutual Funds	464,978	-	-	464,978
Short-Term Investments	-	607,781	-	607,781

Total Investments	$9,967,152	$4,071,712	$-	$14,038,864

Asset Derivatives
Futures Contracts	$51,184	$-	$-	$51,184

Liability Derivatives
Futures Contracts	$(2,504)	$-	$-	$(2,504)

Blend Fund
Asset Investments
Common Stock	$390,571,818	$-	$-	$390,571,818
Preferred Stock	1,428,552	-	-	1,428,552
Corporate Debt	-	104,360,576	-	104,360,576
Municipal Obligations	-	2,899,556	-	2,899,556
Non-U.S. Government Agency Obligations	-	44,450,680	235,350	44,686,030
Sovereign Debt Obligations	-	1,816,487	-	1,816,487
U.S. Government Agency Obligations and Instrumentalities	-	55,497,529	-	55,497,529
U.S. Treasury Obligations	-	4,116,169	-	4,116,169
Rights	-	-	19,928	19,928
Short-Term Investments	-	64,103,720	-	64,103,720

Total Investments	$392,000,370	$277,244,717	$255,278	$669,500,365

Asset Derivatives
Futures Contracts	$198,989	$-	$-	$198,989

Liability Derivatives
Futures Contracts	$(193,972)	$-	$-	$(193,972)
Swap Agreements	-	(13,172)	-	(13,172)

Total	$(193,972)	$(13,172)	$-	$(207,144)

Dynamic Bond Fund
Asset Investments
Corporate Debt	$-	$112,352,150	$-	$112,352,150
Municipal Obligations	-	14,735,132	-	14,735,132
Non-U.S. Government Agency Obligations	-	113,872,551	-	113,872,551
Sovereign Debt Obligations	-	5,422,925	-	5,422,925
U.S. Government Agency Obligations and Instrumentalities	-	61,088,963	-	61,088,963
U.S. Treasury Obligations	-	82,309,533	-	82,309,533
Mutual Funds	9,830,164	-	-	9,830,164
Short-Term Investments	-	6,275,686	-	6,275,686

Total Investments	$9,830,164	$396,056,940	$-	$405,887,104

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Equity Fund
Asset Investments
Common Stock	$724,417,986	$11,284,849	$-	$735,702,835
Mutual Funds	8,874,866	-	-	8,874,866
Short-Term Investments	-	14,777,203	-	14,777,203

Total Investments	$733,292,852	$26,062,052	$-	$759,354,904

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$47,524,909	$-	$47,524,909
Municipal Obligations	-	1,195,997	-	1,195,997
Non-U.S. Government Agency Obligations	-	201,860,475	459,731	202,320,206
U.S. Government Agency Obligations and Instrumentalities	-	1,537,616	-	1,537,616
U.S. Treasury Obligations	-	429,050,396	-	429,050,396
Purchased Options	-	352,823	-	352,823
Short-Term Investments	-	131,767,916	-	131,767,916

Total Investments	$-	$813,290,132	$459,731	$813,749,863

Liability Derivatives
Futures Contracts	$(68,630)	$-	$-	$(68,630)
Swap Agreements	-	(60,327)	-	(60,327)

Total	$(68,630)	$(60,327)	$-	$(128,957)

Managed Bond Fund
Asset Investments
Preferred Stock	$8,512,781	$-	$-	$8,512,781
Corporate Debt	-	600,789,699	-	600,789,699
Municipal Obligations	-	15,490,039	-	15,490,039
Non-U.S. Government Agency Obligations	-	251,759,186	1,436,772	253,195,958
Sovereign Debt Obligations	-	9,896,919	-	9,896,919
U.S. Government Agency Obligations and Instrumentalities	-	318,107,287	-	318,107,287
U.S. Treasury Obligations	-	21,069,999	-	21,069,999
Short-Term Investments	-	257,888,036	-	257,888,036

Total Investments	$8,512,781	$1,475,001,165	$1,436,772	$1,484,950,718

Asset Derivatives
Futures Contracts	$936,292	$-	$-	$936,292

Liability Derivatives
Futures Contracts	$(746,133)	$-	$-	$(746,133)
Swap Agreements	-	(84,300)	-	(84,300)

Total	$(746,133)	$(84,300)	$-	$(830,433)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Preferred Stock	$791,740	$-	$-	$791,740
Corporate Debt	-	70,650,758	-	70,650,758
Municipal Obligations	-	907,740	-	907,740
Non-U.S. Government Agency Obligations	-	53,044,709	235,350	53,280,059
U.S. Government Agency Obligations and Instrumentalities	-	12,145,940	-	12,145,940
U.S. Treasury Obligations	-	39,741,047	-	39,741,047
Short-Term Investments	-	4,086,884	-	4,086,884

Total Investments	$791,740	$180,577,078	$235,350	$181,604,168

Asset Derivatives
Futures Contracts	$149,606	$-	$-	$149,606

Liability Derivatives
Futures Contracts	$(56,089)	$-	$-	$(56,089)
Swap Agreements	-	(10,801)	-	(10,801)

Total	$(56,089)	$(10,801)	$-	$(66,890)

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$22,043,783	$59,585,367 *	$-	$81,629,150
Preferred Stock	-	2,222,923	-	2,222,923
Mutual Funds	4,760,263	-	-	4,760,263
Warrants	-	15,852	-	15,852
Short-Term Investments	-	5,161,034	-	5,161,034

Total Investments	$26,804,046	$66,985,176	$-	$93,789,222

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*			Transfers Out*
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs
Strategic Emerging Markets Fund	$-	$90,111	**	$(90,111	)**	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/15	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/15
Blend Fund
Non-U.S. Government
Agency Obligations†	$165,398	$-	$190	$125	$249,531	$(179,894)	$-	$-		$235,350	$125
Rights	-	-	-	-	19,928	-	-	-		19,928	-

	$165,398	$-	$190	$125	$269,459	$(179,894)	$-	$-		$255,278	$125

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$264,636	$-	$411	$263	$538,987	$(344,566)	$-	$-		$459,731	$-
Non-U.S. Government
Agency Obligation	-	-	-	-	399,997	(39,277)	-	(360,720	)**	-	-

	$264,636	$-	$411	$263	$938,984	$(383,843)	$-	$(360,720)		$459,731	$-

Managed Bond Fund
Non-U.S. Government
Agency Obligations†	$926,227	$-	$1,216	$787	$1,597,000	$(1,088,458)	$-	$-		$1,436,772	$787
Non-U.S. Government
Agency Obligations	-	-	-	-	1,199,990	(117,831)	-	(1,082,159	)**	-	-

	$926,227	$-	$1,216	$787	$2,796,990	$(1,206,289)	$-	$(1,082,159)		$1,436,772	$787

Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$165,398	$-	$190	$124	$249,531	$(179,893)	$-	$-		$235,350	$124
Non-U.S. Government
Agency Obligations	-	-	-	-	159,999	(15,711)	-	(144,288	)**	-	-

	$165,398	$-	$190	$124	$409,530	$(195,604)	$-	$(144,288)		$235,350	$124

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2015, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund	Strategic Emerging Markets Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	M
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Options (Purchased)
Hedging/Risk Management			A
Duration/Credit Quality Management			A
Substitution for Direct Investment			A
Directional Investment			A
Intention to Create Investment Leverage in Portfolio			M

Rights and Warrants
Hedging/Risk Management		M
Duration/Credit Quality Management		M
Directional Investment		M
Intention to Create Investment Leverage in Portfolio		M
Result of a Corporate Action		A				A

*	Includes any options purchased or written on futures contracts, if applicable.

At September 30, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Commodity Risk	Total
Asset Momentum Fund
Asset Derivatives
Futures Contracts	$-	$51,184	$-	$-	$-	$51,184

Liability Derivatives
Futures Contracts	$-	$-	$-	$-	$(2,504)	$(2,504)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	59	-	-	3	62

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Commodity Risk	Total
Blend Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$198,989	$-	$198,989
Rights	-	19,928	-	-	-	19,928

Total Value	$-	$19,928	$-	$198,989	$-	$218,917

Liability Derivatives
Futures Contracts	$-	$-	$-	$(193,972)	$-	$(193,972)
Swap Agreements	(13,172)	-	-	-	-	(13,172)

Total Value	$(13,172)	$-	$-	$(193,972)	$-	$(207,144)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	670	-	670
Swap Agreements	$500,000	$-	$-	$-	$-	$500,000
Rights	-	37,600	-	-	-	37,600

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$352,823	$-	$-	$352,823

Liability Derivatives
Futures Contracts	$-	$-	$-	$(68,630)	$-	$(68,630)
Swap Agreements	(60,327)	-	-	-	-	(60,327)

Total Value	$(60,327)	$-	$-	$(68,630)	$-	$(128,957)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$21,300,000	$-	$-	$21,300,000
Futures Contracts	-	-	-	306	-	306
Swap Agreements	$2,290,000	$-	$-	$-	$-	$2,290,000

Managed Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$936,292	$-	$936,292

Liability Derivatives
Futures Contracts	$-	$-	$-	$(746,133)	$-	$(746,133)
Swap Agreements	(84,300)	-	-	-	-	(84,300)

Total Value	$(84,300)	$-	$-	$(746,133)	$-	$(830,433)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	3,404	-	3,404
Swap Agreements	$3,200,000	$-	$-	$-	$-	$3,200,000

Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$149,606	$-	$149,606

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Commodity Risk	Total
Short-Duration Bond Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$-	$(56,089)	$-	$(56,089)
Swap Agreements	(10,801)	-	-	-	-	(10,801)

Total Value	$(10,801)	$-	$-	$(56,089)	$-	$(66,890)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	613	-	613
Swap Agreements	$410,000	$-	$-	$-	$-	$410,000

Strategic Emerging Markets
Asset Derivatives
Warrants	$-	$15,852	$-	$-	$-	$15,852

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	81,500	-	-	-	81,500

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for purchased options, and swap agreements, or shares/units outstanding for rights, and warrants at September 30, 2015.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2015, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/18/15	59	$5,630,665	$51,184
Gold 100 OZ	12/29/15	3	334,560	(2,504)

				$48,680

Blend Fund
Futures Contracts — Long
U.S. Ultra Bond	12/21/15	50	$8,020,313	$7,313
U.S. Treasury Note 2 Year	12/31/15	127	27,816,969	30,193
U.S. Treasury Note 5 Year	12/31/15	340	40,975,312	161,483

				$198,989

Futures Contracts — Short
U.S. Long Bond	12/21/15	14	$(2,202,813)	$(14,920)
U.S. Treasury Note 10 Year	12/21/15	139	(17,894,078)	(179,052)

				$(193,972)

Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Treasury Note 10 Year	12/21/15	1	$(128,734)	$(1,065)
U.S. Ultra Bond	12/21/15	29	(4,651,781)	(2,019)
U.S. Treasury Note 2 Year	12/31/15	216	(47,310,750)	(32,964)
U.S. Treasury Note 5 Year	12/31/15	60	(7,230,938)	(32,582)

				$(68,630)

Managed Bond Fund
Futures Contracts — Long
U.S. Ultra Bond	12/21/15	357	$57,265,031	$24,690
U.S. Treasury Note 2 Year	12/31/15	844	184,862,375	173,747
U.S. Treasury Note 5 Year	12/31/15	1,558	187,763,344	737,855

				$936,292

Futures Contracts — Short
U.S. Long Bond	12/21/15	195	$(30,682,031)	$(213,171)
U.S. Treasury Note 10 Year	12/21/15	450	(57,930,469)	(532,962)

				$(746,133)

Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	12/31/15	288	$63,081,000	$10,762
U.S. Treasury Note 5 Year	12/31/15	284	34,226,437	138,844

				$149,606

Futures Contracts — Short
U.S. Treasury Note 10 Year	12/21/15	41	$(5,278,109)	$(56,089)

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at September 30, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	500,000	11/17/45	(3.000%	)	CMBX.NA.BBB-.6†	$(13,480)	$308	$(13,172)

Inflation-Protected and Income Fund*
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	1,600,000	11/17/45	(3.000%	)	CMBX.NA.BBB-.6†	$(43,136)	$986	$(42,150)
JP Morgan Chase Bank N.A.	USD	690,000	11/17/45	(3.000%	)	CMBX.NA.BBB-.6†	(19,027)	850	(18,177)

							(62,163)	1,836	(60,327)

Managed Bond Fund
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	3,200,000	11/17/45	(3.000%	)	CMBX.NA.BBB-.6†	$(86,272)	$1,972	$(84,300)

Short-Duration Bond Fund
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	410,000	11/17/45	(3.000%	)	CMBX.NA.BBB-.6†	$(11,054)	$253	$(10,801)

USD	U.S. Dollar
*	Collateral for swap agreements held by HSBC Bank USA amounted to $305,480 in securities at September 30, 2015.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a

Notes to Portfolio of Investments (Unaudited) (Continued)

call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and

Notes to Portfolio of Investments (Unaudited) (Continued)

transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase transactions at September 30, 2015:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 9/02/15, 0.490%, to be repurchased on demand until 1/05/16 at value plus accrued interest.	$93,780,000
Agreement with Daiwa Securities, dated 7/08/15, 0.310%, to be repurchased on demand until 10/07/15 at value plus accrued interest.	46,697,468
Agreement with Daiwa Securities, dated 9/28/15, 0.350%, to be repurchased on demand until 10/28/15 at value plus accrued interest.	6,930,000
Agreement with Goldman Sachs & Co., dated 8/11/15, 0.370%, to be repurchased on demand until 10/09/15 at value plus accrued interest.	86,335,678
Agreement with HSBC Finance Corp., dated 7/07/15, 0.300%, to be repurchased on demand until 10/06/15 at value plus accrued interest.	72,137,994
Agreement with HSBC Finance Corp., dated 8/04/15, 0.290%, to be repurchased on demand until 11/04/15 at value plus accrued interest.	31,907,761
Agreement with Morgan Stanley & Co., dated 8/05/15, 0.340%, to be repurchased on demand until 11/05/15 at value plus accrued interest.	20,035,075

$357,823,976

Average balance outstanding	$313,035,868
Maximum balance outstanding	$403,766,578
Average interest rate	0.28%
Weighted average maturity	55 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund,

Notes to Portfolio of Investments (Unaudited) (Continued)

and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$14,334,749	$243,077	$(538,962)	$(295,885)
Blend Fund	581,813,333	100,974,071	(13,287,039)	87,687,032
Dynamic Bond Fund	410,831,690	2,404,850	(7,349,436)	(4,944,586)
Equity Fund	668,968,200	136,155,377	(45,768,673)	90,386,704
Equity Rotation Fund	20,034,995	414,314	(1,890,176)	(1,475,862)
High Yield Fund	149,148,511	1,749,942	(10,657,551)	(8,907,609)
Inflation-Protected and Income Fund	818,716,731	8,647,695	(13,614,563)	(4,966,868)
Managed Bond Fund	1,484,679,254	30,198,974	(29,927,510)	271,464
Short-Duration Bond Fund	182,115,126	3,181,019	(3,691,977)	(510,958)
Small Cap Equity Fund	95,844,016	17,567,310	(7,288,260)	10,279,050
Special Situations Fund	19,592,898	77,002	(2,459,335)	(2,382,333)
Strategic Emerging Markets Fund	111,102,084	4,521,862	(21,834,724)	(17,312,862)

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2015, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Fund were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer
Date	11/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer
Date	11/19/15

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/19/15